                                                       -------------------------
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                                                       -------------------------
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                                                       Expires: April 30, 2010
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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number 811-07452

                          AIM Variable Insurance Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

Item 1.  Schedule of Investments.

                          AIM V.I. BASIC BALANCED FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIBBA-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. BASIC BALANCED FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--60.76%

ADVERTISING--3.22%

Interpublic Group of Cos., Inc. (The) (b)                     86,006   $      666,547
-------------------------------------------------------------------------------------
Omnicom Group Inc.                                            17,256          665,391
=====================================================================================
                                                                            1,331,938
=====================================================================================

AEROSPACE & DEFENSE--0.24%

Honeywell International Inc.                                   2,404           99,886
=====================================================================================

APPAREL RETAIL--0.86%

Gap, Inc. (The)                                               19,910          354,000
=====================================================================================

BREWERS-1.23%

Molson Coors Brewing Co. -Class B                             10,912          510,136
=====================================================================================

COMPUTER HARDWARE--1.86%

Dell Inc. (b)                                                 46,759          770,588
=====================================================================================

CONSTRUCTION MATERIALS-1.29%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)                         30,892          531,961
=====================================================================================

CONSUMER FINANCE--2.47%

American Express Co.                                          18,100          641,283
-------------------------------------------------------------------------------------
SLM Corp. (b)                                                 30,924          381,602
=====================================================================================
                                                                            1,022,885
=====================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.94%

Western Union Co.                                             15,807          389,959
=====================================================================================

DEPARTMENT STORES--1.29%

Kohl's Corp. (b)                                              11,600          534,528
=====================================================================================

DIVERSIFIED CAPITAL MARKETS--0.75%

UBS AG - (Switzerland)(b)                                     17,600          308,704
=====================================================================================

EDUCATION SERVICES--1.29%

Apollo Group Inc. -Class A (b)                                 9,000          533,700
=====================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.53%

Tyco Electronics Ltd.                                          7,936          219,510
=====================================================================================

GENERAL MERCHANDISE STORES--1.57%

Target Corp.                                                  13,200          647,460
=====================================================================================

HEALTH CARE DISTRIBUTORS--1.14%

Cardinal Health, Inc.                                          9,605          473,334
=====================================================================================

HEALTH CARE EQUIPMENT--0.95%

Baxter International Inc.                                      5,965          391,483
=====================================================================================

HOME IMPROVEMENT RETAIL--1.78%

Home Depot, Inc. (The)                                        28,392          735,069
=====================================================================================

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--1.52%

Whirlpool Corp.                                                7,900   $      626,391
=====================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--2.12%

Robert Half International, Inc.                               35,456          877,536
=====================================================================================

INDUSTRIAL CONGLOMERATES--1.95%

General Electric Co.                                          14,858          378,879
-------------------------------------------------------------------------------------
Tyco International Ltd.                                       12,187          426,789
=====================================================================================
                                                                              805,668
=====================================================================================

INDUSTRIAL MACHINERY--1.50%

Illinois Tool Works Inc.                                      13,996          622,122
=====================================================================================

INSURANCE BROKERS--0.46%

Marsh & McLennan Cos., Inc.                                    5,958          189,226
=====================================================================================

INVESTMENT BANKING & BROKERAGE--2.04%

Merrill Lynch & Co., Inc.                                     14,265          360,904
-------------------------------------------------------------------------------------
Morgan Stanley                                                20,987          482,701
=====================================================================================
                                                                              843,605
=====================================================================================

MANAGED HEALTH CARE--3.99%

Aetna Inc.                                                    17,200          621,092
-------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                       40,540        1,029,311
=====================================================================================
                                                                            1,650,403
=====================================================================================

MOVIES & ENTERTAINMENT--0.93%

Walt Disney Co. (The)                                         12,466          382,582
=====================================================================================

MULTI-LINE INSURANCE--0.23%

Hartford Financial Services Group, Inc.
   (The)                                                       2,304           94,441
=====================================================================================

OIL & GAS DRILLING--0.70%

Transocean Inc.                                                2,650          291,076
=====================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.57%

Halliburton Co.                                               16,938          548,622
-------------------------------------------------------------------------------------
Schlumberger Ltd.                                              6,597          515,160
=====================================================================================
                                                                            1,063,782
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.82%

Bank of America Corp.                                         13,600          476,000
-------------------------------------------------------------------------------------
Citigroup Inc.                                                45,868          940,752
-------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                          21,181          989,153
=====================================================================================
                                                                            2,405,905
=====================================================================================

PACKAGED FOODS & MEATS--0.87%

Unilever N.V.  (Netherlands)(c)                               12,761          360,471
=====================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
PHARMACEUTICALS--1.59%

Sanofi-Aventis (France)(c)                                     7,082   $      465,460
-------------------------------------------------------------------------------------
Wyeth                                                          5,202          192,162
=====================================================================================
                                                                              657,622
=====================================================================================

PROPERTY & CASUALTY INSURANCE--1.80%

XL Capital Ltd. -Class A                                      41,562          745,622
=====================================================================================

PUBLISHING--1.28%

McGraw-Hill Cos., Inc. (The)                                  16,700          527,887
=====================================================================================

SEMICONDUCTOR EQUIPMENT--3.68%

ASML Holding N.V. (Netherlands)(c)                            48,264          861,684
-------------------------------------------------------------------------------------
KLA-Tencor Corp.                                              20,831          659,301
=====================================================================================
                                                                            1,520,985
=====================================================================================

SEMICONDUCTORS--1.59%

Maxim Integrated Products, Inc.                               36,225          655,672
=====================================================================================

SPECIALIZED FINANCE--2.49%

Moody's Corp.                                                 30,316        1,030,744
=====================================================================================

SYSTEMS SOFTWARE--2.22%

CA Inc.                                                       21,444          428,022
-------------------------------------------------------------------------------------
Microsoft Corp.                                               18,382          490,616
=====================================================================================
                                                                              918,638
=====================================================================================
    Total Common Stocks & Other Equity Interests
      (Cost $26,680,326)                                                   25,125,519
=====================================================================================


                                                          PRINCIPAL
                                                            AMOUNT
-------------------------------------------------------------------------------------
BONDS & NOTES--22.88%

AEROSPACE & DEFENSE--0.34%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr.
  Sec. Gtd. Notes, (INS-MBIA
  Insurance Corp.) 6.66%,
  09/15/13(d)(e)(f)                                      $   134,647          140,139
=====================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.74%

Bank of New York Institutional Capital
  Trust-Series A, Jr. Sub. Trust Pfd.
  Capital Securities, 7.78%,
  12/01/26(d)(e)                                             350,000          304,726
=====================================================================================

BROADCASTING--2.04%

Comcast Holdings Corp., Sr. Gtd. Sub.
  Notes, 10.63%, 07/15/12(e)                                 130,000          146,771
-------------------------------------------------------------------------------------
Cox Communications Inc., Unsec. Notes,
  3.88%, 10/01/08(e)                                         350,000          349,962
-------------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec.
  Notes, 7.88%, 09/15/10(d)(e)                                35,000           37,035
-------------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Gtd. Notes, 10.15%,
  05/01/12(e)                                                280,000          310,645
=====================================================================================
                                                                              844,413
=====================================================================================


                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
CONSUMER FINANCE--0.52%

American Express Credit Corp.,
  Series C, Sr. Unsec.
  Floating Rate Medium-Term Notes,
  5.11%, 05/27/10(e)(g)                                  $    40,000   $       38,668
-------------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Global Notes,
  7.30%, 08/20/13(e)                                         160,000          153,625
-------------------------------------------------------------------------------------
Capital One Capital III, Jr. Gtd. Sub.
  Notes, 7.69%, 08/15/36(e)                                   50,000           22,805
=====================================================================================
                                                                              215,098
=====================================================================================

DEPARTMENT STORES--0.52%

Macys Retail Holdings Inc., Sr. Unsec.
  Gtd. Notes, 6.30%, 04/01/09(e)                             215,000          215,645
=====================================================================================

DIVERSIFIED BANKS--2.02%

Bangkok Bank PCL (Hong Kong), Unsec.
  Sub. Notes, 9.03%, 03/15/29(d)(e)                           60,000           58,302
-------------------------------------------------------------------------------------
BankAmerica Institutional,
  Series A, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.07%, 12/31/26(d)(e)                  100,000           89,540
-------------------------------------------------------------------------------------
BBVA International Preferred S.A.
  Unipersonal (Spain), Jr. Unsec.
  Gtd. Sub. Notes, 5.92% (e)(h)                              140,000          106,941
-------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.85%,
  06/01/27(d)(e)                                              50,000           49,442
-------------------------------------------------------------------------------------
First Union Institutional Capital I,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.04%,
  12/01/26(e)                                                100,000           60,280
-------------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  3.50% (e)(g)(h)                                            130,000           73,450
-------------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd.
  (Cayman Islands), Jr. Unsec. Gtd.
  Sub. Second Tier Euro Bonds, 8.38%
  (e)(h)                                                      30,000           25,800
-------------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro
  Deb., 3.31%, 08/29/87(g)(i)                                 60,000           38,700
-------------------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Sr. Unsec. Sub.
  Floating Rate Euro Notes, 3.31%
  (e)(g)(h)                                                  100,000           65,500
-------------------------------------------------------------------------------------
RBS Capital Trust III,
  Unsec. Gtd. Sub. Trust Pfd. Global Notes,
  5.51% (e)(h)                                                60,000           47,881
-------------------------------------------------------------------------------------
Sovereign Bancorp Inc.,
  Sr. Unsec. Floating Rate Global Notes,
  3.09%, 03/01/09(e)(g)                                       60,000           42,015
-------------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital
  Securities, 7.97%, 06/01/27(d)(e)                          180,000          108,504
-------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND


                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)

Wells Fargo Capital XV,
  Jr. Unsec. Gtd. Sub. Notes, 9.75%
  (e)(h)                                                 $    70,000   $       68,512
=====================================================================================
                                                                              834,867
=====================================================================================

DIVERSIFIED METALS & MINING--0.07%

Reynolds Metals Co., Sr. Unsec. Unsub.
  Medium-Term Notes, 7.00%,
  05/15/09(e)                                                 29,000           29,367
=====================================================================================

ELECTRIC UTILITIES--0.39%

Niagara Mohawk Power Corp., Series G,
  Sr. Unsec. Notes, 7.75%, 10/01/08(e)                       160,000          159,999
=====================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.17%

Waste Management Inc., Sr. Unsec.
  Unsub. Notes, 6.50%, 11/15/08(e)                            70,000           69,751
=====================================================================================

HOMEBUILDING--0.39%

D.R. Horton Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 5.00%, 01/15/09(e)                           165,000          162,112
=====================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.26%

AT&T Inc., Sr. Unsec. Global Notes,
  4.95%, 01/15/13(e)                                          60,000           57,964
-------------------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr.
  Unsec. Gtd. Unsub. Deb., 7.20%,
  10/15/26(e)                                                110,000          109,425
-------------------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec.
  Bonds, 7.00%, 12/01/33(e)                                   90,000           80,900
-------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr.
  Unsec. Global Bonds, 4.63%,
  03/15/13(e)                                                170,000          155,972
-------------------------------------------------------------------------------------
Windstream Georgia Communications
  Corp., Sr. Unsec. Deb., 6.50%,
  11/15/13(e)                                                117,000          118,281
=====================================================================================
                                                                              522,542
=====================================================================================

INTERNET RETAIL--0.14%

Expedia, Inc., Sr. Unsec. Gtd. Putable
  Global Notes, 7.46%, 08/15/13(e)                            60,000           56,100
=====================================================================================

INVESTMENT BANKING & BROKERAGE--1.42%

Bear Stearns Cos. Inc., (The),
  Sr. Unsec. Unsub. Floating Rate Notes,
  3.19%, 07/19/10(e)(g)                                      180,000          178,054
-------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Sr.
  Unsec. Global Notes, 6.15%,
  04/01/18(e)                                                 30,000           25,260
-------------------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes,
  5.88%, 06/08/14(e)                                         230,000          196,738
-------------------------------------------------------------------------------------
  6.45%, 06/08/27(e)                                          50,000           37,797
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)

Lehman Brothers Holdings Inc., Series
  I, Sr. Unsec. Medium-Term Notes,
  2.52%, 11/24/08(e)(j)                                  $    40,000   $        5,750
-------------------------------------------------------------------------------------
Merrill Lynch & Co. Inc., Sr. Unsec.
  Medium-Term Notes, 6.88%,
  04/25/18(e)                                                 85,000           74,596
-------------------------------------------------------------------------------------
Morgan Stanley,
  Series F, Sr. Unsec. Medium-Term Global
  Notes, 5.95%, 12/28/17(e)                                  100,000           68,200
=====================================================================================
                                                                              586,395
=====================================================================================

LIFE & HEALTH INSURANCE--0.65%

Prudential Financial, Inc., Jr. Unsec.
  Sub. Global Notes, 8.88%,
  06/15/38(e)                                                 70,000           64,107
-------------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr.
  Sec. Bonds, (INS-Financial Security
  Assurance Inc.) 7.25%,
  12/18/23(d)(e)(f)                                          190,000          204,053
=====================================================================================
                                                                              268,160
=====================================================================================

MORTGAGE BACKED SECURITIES--0.37%

U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(e)                                         147,152          154,331
=====================================================================================

MOVIES & ENTERTAINMENT--0.07%

Time Warner Cable, Inc., Sr. Unsec.
  Gtd. Global Notes, 6.75%,
  07/01/18(e)                                                 30,000           27,879
=====================================================================================

MULTI-LINE INSURANCE--0.10%

American International Group, Inc.,
  Jr. Sub. Deb., 8.18%, 05/15/58(d)(e)                        40,000            5,950
-------------------------------------------------------------------------------------
Liberty Mutual Group, Jr. Gtd. Sub.
  Notes, 10.75%, 06/15/58(d)(e)                               45,000           34,160
=====================================================================================
                                                                               40,110
=====================================================================================

MULTI-SECTOR HOLDINGS--0.42%

Capmark Financial Group, Inc.,
  Sr. Unsec. Gtd. Floating Rate
  Global Notes, 3.45%, 05/10/10(e)(g)                        250,000          175,125
=====================================================================================

MULTI-UTILITIES--0.32%

Dominion Resources Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%,
  12/01/27(e)                                                140,000          134,143
=====================================================================================

OFFICE ELECTRONICS--0.12%

Xerox Corp.,
  Sr. Unsec. Notes, 5.65%, 05/15/13(e)                        50,000           48,504
=====================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND


                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.16%

XTO Energy, Inc., Sr. Unsec. Unsub.
  Notes, 5.75%, 12/15/13(e)                              $    70,000   $       67,434
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.82%

BankAmerica Capital II,
  Series 2, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities,
  8.00%, 12/15/26(e)                                          80,000           71,172
-------------------------------------------------------------------------------------
BankAmerica Capital III, Jr. Unsec.
  Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities, 3.36%,
  01/15/27(e)(g)                                             137,000           95,849
-------------------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Global Notes,
  6.50%, 08/19/13(e)                                          55,000           48,856
-------------------------------------------------------------------------------------
  Series E,
  Jr. Sub. Notes,
  8.40% (e)(h)                                                75,000           47,531
-------------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Notes,
  4.75%, 05/01/13(e)                                          65,000           62,021
-------------------------------------------------------------------------------------
  Series 1,
  Jr. Unsec. Sub. Notes,
  7.90% (e)(h)                                                80,000           66,500
-------------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes,
  6.85%, 06/15/17(e)                                          70,000           58,110
-------------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands),
  Notes, 4.69%, 11/14/08(d)(e)                               355,000          355,719
-------------------------------------------------------------------------------------
NB Capital Trust II,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%,
  12/15/26(e)                                                 50,000           43,743
-------------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
  (United Kingdom), Gtd. Sub. Euro
  Bonds, 8.00% (e)(h)                                        130,000           79,300
-------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Series
  1999-2, Class A1, Sr. Unsec. Global
  Bonds, 9.69%, 08/15/09(e)                                  112,000          114,274
-------------------------------------------------------------------------------------
Regional Diversified Funding, Sr.
  Notes, 9.25%, 03/15/30(d)(k)                               143,333           71,667
-------------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 3.49% (Acquired
  12/07/04; Cost $90,000)(d)(e)(g)(h)(i)                      90,000            9,112
-------------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 3.74%
  (Acquired 11/10/06; Cost
  $100,118)(d)(e)(g)(h)(i)                                   100,000            2,125
-------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Unsec.
  Gtd. Sub. Euro Bonds, 8.75% (e)(h)                          40,000           39,707
=====================================================================================
                                                                            1,165,686
=====================================================================================

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--0.34%

Kraft Foods Inc.,
  Sr. Unsec. Notes,
  6.13%, 08/23/18(e)                                     $    75,000   $       71,216
-------------------------------------------------------------------------------------
  6.88%, 01/26/39(e)                                          75,000           69,349
=====================================================================================
                                                                              140,565
=====================================================================================

PAPER PRODUCTS--0.07%

International Paper Co., Sr. Unsec.
  Unsub. Notes, 5.13%, 11/15/12(e)                            30,000           28,519
=====================================================================================

PROPERTY & CASUALTY INSURANCE--2.20%

Chubb Corp. (The),
  Sr. Notes, 5.75%, 05/15/18(e)                               30,000           27,100
-------------------------------------------------------------------------------------
  Series 1, Sr. Notes, 6.50%,
  05/15/38(e)                                                 30,000           26,406
-------------------------------------------------------------------------------------
First American Capital Trust I, Gtd.
  Trust Pfd. Capital Securities,
  8.50%, 04/15/12(e)                                         285,000          280,139
-------------------------------------------------------------------------------------
North Front Pass-Through Trust, Sec.
  Pass Through Ctfs., 5.81%,
  12/15/24(d)(e)                                             100,000           93,014
-------------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds, 8.00%,
  09/15/34(d)(e)                                             200,000          184,647
-------------------------------------------------------------------------------------
Oil Insurance Ltd.,
  Notes, 7.56% (d)(e)(h)                                     360,000          283,470
-------------------------------------------------------------------------------------
QBE Capital Funding II L.P.
  (Australia), Unsec. Gtd. Sub.
  Bonds, 6.80% (d)(e)(h)                                      20,000           16,286
=====================================================================================
                                                                              911,062
=====================================================================================

REGIONAL BANKS--1.40%

Cullen/Frost Capital Trust I, Jr.
  Unsec. Gtd. Sub. Floating Rate
  Notes, 4.36%, 03/01/34(e)(g)                               200,000           70,680
-------------------------------------------------------------------------------------
PNC Capital Trust C, Unsec. Gtd. Sub.
  Floating Rate Trust Pfd. Capital
  Securities, 3.38%, 06/01/28(e)(g)                          100,000           85,139
-------------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
  Notes, 6.05%, 06/01/17(e)                                  110,000           93,372
-------------------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(e)                                                 60,000           56,634
-------------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub.
  Capital Deb., 9.63%, 05/15/12(e)                           360,000          271,350
=====================================================================================
                                                                              577,175
=====================================================================================

REINSURANCE--0.07%

Stingray Pass-Through Trust, Pass
  Through Ctfs., 5.90%, 01/12/15
  (Acquired 01/07/05-11/03/05; Cost
  $196,920)(d)(e)(i)                                         200,000           31,000
=====================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND


                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
RESEARCH & CONSULTING SERVICES--0.53%

ERAC USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(d)(e)                                  $   140,000   $      100,510
-------------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(d)(e)                                      130,000          119,333
=====================================================================================
                                                                              219,843
=====================================================================================

SPECIALIZED REIT'S--0.42%

HCP, Inc., Sr. Unsec. Medium-Term
  Notes, 6.70%, 01/30/18(e)                                  100,000           86,569
-------------------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec.
  Notes, 5.88%, 05/15/15(e)                                  100,000           89,016
=====================================================================================
                                                                              175,585
=====================================================================================

SPECIALTY CHEMICALS--0.13%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(e)                                          25,000           24,790
-------------------------------------------------------------------------------------
  6.05%, 05/01/17(e)                                          30,000           28,539
=====================================================================================
                                                                               53,329
=====================================================================================

STEEL--0.20%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes, 5.65%, 06/01/13(e)                 90,000           80,686
=====================================================================================

THRIFTS & MORTGAGE FINANCE--0.52%

Countrywide Financial Corp.,
  Sr. Unsec. Gtd. Unsub.
  Medium-Term Global Notes,
  5.80%, 06/07/12(e)                                          90,000           76,500
-------------------------------------------------------------------------------------
  Series B,
  Sr. Unsec. Gtd. Conv. Putable
  Floating Rate Global Notes,
  0.55%, 05/15/09 (e)(g)                                     150,000          138,498
=====================================================================================
                                                                              214,998
=====================================================================================

TOBACCO--0.22%

Philip Morris International Inc., Sr.
  Unsec. Unsub. Global Notes, 5.65%,
  05/16/18(e)                                                100,000           91,004
=====================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.14%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28(d)(e)                                       50,000           58,203
=====================================================================================

TRUCKING--0.88%

Roadway Corp., Sr. Sec. Gtd. Global
  Notes, 8.25%, 12/01/08(e)                                  230,000          228,133
-------------------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(e)                                         130,000          136,394
=====================================================================================
                                                                              364,527
=====================================================================================

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.71%

Nextel Communications, Inc.-Series D,
  Sr. Unsec. Gtd. Notes, 7.38%,
  08/01/15(e)                                            $   250,000   $      168,963
-------------------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec. Bonds,
  9.25%, 04/15/22(e)                                         140,000          125,079
=====================================================================================
                                                                              294,042
=====================================================================================
    Total Bonds & Notes
      (Cost $11,423,659)                                                    9,463,064
=====================================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
  SECURITIES--16.71%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--8.52%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32(e)                              96,934          102,192
-------------------------------------------------------------------------------------
  6.00%, 04/01/16 to 11/01/33(e)                             389,165          396,148
-------------------------------------------------------------------------------------
  5.50%, 10/01/18 to 02/01/37(e)                             167,498          169,933
-------------------------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31(e)                              15,158           16,421
-------------------------------------------------------------------------------------
  6.50%, 05/01/32 to 08/01/32(e)                              25,063           25,904
-------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 10/01/38(e)(l)(m)                                   603,000          587,454
-------------------------------------------------------------------------------------
  5.50%, 10/01/38(e)(l)(m)                                 1,729,000        1,720,085
-------------------------------------------------------------------------------------
  6.00%, 10/01/38(e)(l)(m)                                   500,000          506,172
=====================================================================================
                                                                            3,524,309
=====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--5.68%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 10/01/35(e)                             253,193          261,952
-------------------------------------------------------------------------------------
  7.50%, 11/01/15 to 03/01/31(e)                              89,337           97,208
-------------------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(e)                              56,629           59,590
-------------------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/37(e)(n)                           82,387           84,308
-------------------------------------------------------------------------------------
  5.00%, 04/01/18(e)                                         179,218          179,835
-------------------------------------------------------------------------------------
  4.50%, 11/01/18(e)                                          81,444           80,271
-------------------------------------------------------------------------------------
  5.50%, 03/01/21(e)                                           1,386            1,400
-------------------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23(e)                              18,260           19,838
-------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 10/01/23(e)(l)                                      300,000          302,391
-------------------------------------------------------------------------------------
  6.00%, 10/01/23(e)(l)                                      173,000          176,217
-------------------------------------------------------------------------------------
  5.00%, 10/01/38(e)(l)(m)                                   485,000          472,648
-------------------------------------------------------------------------------------
  6.00%, 10/01/38(e)(l)(m)                                   139,000          140,803
-------------------------------------------------------------------------------------
  7.00%, 10/01/38(e)(l)(m)                                   451,000          471,295
=====================================================================================
                                                                            2,347,756
=====================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)--2.51%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(e)                              30,476           32,863
-------------------------------------------------------------------------------------
  8.50%, 11/15/24(e)                                          57,422           63,589
-------------------------------------------------------------------------------------
  8.00%, 08/15/25(e)                                           8,890            9,757
-------------------------------------------------------------------------------------
  6.50%, 03/15/29 to 01/15/37(e)                             385,122          396,525
-------------------------------------------------------------------------------------
  6.00%, 09/15/31 to 05/15/33(e)                             237,331          242,079
-------------------------------------------------------------------------------------
  5.50%, 12/15/33 to 02/15/34(e)                             180,949          181,633
-------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND


                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--
  (CONTINUED)
  7.00%, 06/15/37(e)                                     $   107,159   $      112,300
=====================================================================================
                                                                            1,038,746
=====================================================================================
    Total U.S. Government Sponsored Mortgage-Backed
      Securities
      (Cost $6,909,256)                                                     6,910,811
=====================================================================================

                                                            SHARES
-------------------------------------------------------------------------------------
PREFERRED STOCKS--4.09%

OFFICE SERVICES & SUPPLIES--1.42%

Pitney Bowes International Holdings Inc.,
  Series D, 4.85% Pfd.(e)(g)                                       6          585,841
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.67%

Auction Pass Through Trust,
  Series 2007-T2, Class A,
  7.87% Pfd. (Acquired 12/14/07;
  Cost $600,000) (d)(g)(i)                                         8          600,004
-------------------------------------------------------------------------------------
  Series 2007-T3, Class A,
  8.40% Pfd. (Acquired 10/22/07;
  Cost $600,000) (d)(g)(i)                                         8          503,404
=====================================================================================
                                                                            1,103,408
=====================================================================================
    Total Preferred Stocks
      (Cost $1,778,455)                                                     1,689,249
=====================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.59%

COLLATERALIZED MORTGAGE OBLIGATIONS--0.71%

Federal Home Loan Bank-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(e)                                            $   100,545          101,696
-------------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
  2008-T29, Class A1, Pass Through
  Ctfs., 6.23%, 01/11/43(e)(i)                                57,393           55,435
-------------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-Series
  2007-4A, Floating Rate Notes, 3.31%,
  04/25/12 (Acquired 05/11/07; Cost
  $47,228)(d)(g)(i)                                           47,228           28,336
-------------------------------------------------------------------------------------
Structured Asset Securities Corp.,
  Series 2007-OSI, Class A2, Floating
  Rate Pass Through Ctfs., 3.30%,
  06/25/37(e)(g)                                             117,252          106,547
=====================================================================================
                                                                              292,014
=====================================================================================

HOME EQUITY LOAN--0.22%

Countrywide Asset-Backed Ctfs., Series 2007-4,
  Class A1B, Pass Through Ctfs., 5.81%,
  09/25/37(e)                                                 93,348           90,616
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
-------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.66%

Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19(d)(e)                   $   325,000   $      283,959
-------------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A,
  Sr. Sec. Notes, 5.14%, 04/15/15
  (Acquired 07/14/05; Cost $484,024)
  (d)(i)                                                     484,024          402,417
=====================================================================================
                                                                              686,376
=====================================================================================
    Total Asset-Backed Securities
      (Cost $1,255,336)                                                     1,069,006
=====================================================================================

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES--1.04%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.48%

  Sr. Unsec. Floating Rate Global
  Notes, 6.16%, 02/17/09(e)(g)                               200,000          200,250
=====================================================================================

STUDENT LOAN MARKETING ASSOCIATION--0.56%

  Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  1.72%, 12/15/08(e)(g)                                       90,000           88,635
-------------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium-Term Notes,
  5.05%, 11/14/14(e)                                          70,000           45,355
-------------------------------------------------------------------------------------
  Series A,
  Sr. Unsec. Unsub. Medium-Term Notes,
  4.00%, 01/15/09(e)                                         100,000           95,938
=====================================================================================
                                                                              229,928
=====================================================================================
    Total U.S. Government Sponsored Agency
      Securities
      (Cost $452,042)                                                         430,178
=====================================================================================

MUNICIPAL OBLIGATIONS--0.43%

Detroit (City of), Michigan; Series
  2005 A-1, Taxable Capital
  Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(e)(f)                                              65,000           57,386
-------------------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project No. 3);
  Series 2003, Taxable Allocation RB,
  (INS-MBIA Insurance Corp.) 6.10%,
  05/01/24(e)(f)                                             125,000          120,495
=====================================================================================
    Total Municipal Obligations
      (Cost $192,758)                                                         177,881
=====================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.32%

Liquid Assets Portfolio -Institutional
  Class(o)                                                   273,851   $      273,851
-------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(o)                    273,851          273,851
=====================================================================================
    Total Money Market Funds
      (Cost $547,702)                                                         547,702
=====================================================================================
TOTAL INVESTMENTS--109.82%
  (Cost $49,239,534)                                                       45,413,410
=====================================================================================
OTHER ASSETS LESS LIABILITIES--(9.82)%                                     (4,059,179)
=====================================================================================
NET ASSETS--100.00%                                                    $   41,354,231
_____________________________________________________________________________________
=====================================================================================


Investment Abbreviations:

ADR    -- American Depositary Receipt
Conv.  -- Convertible
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $1,687,615, which represented 4.08% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $4,175,057, which represented 10.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at September 30, 2008.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $18,095,661, which represented 43.76% of the Fund's Net Assets. See Note 1A.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.

(h)  Perpetual bond with no specified maturity date.

(i) Security considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2008 was $1,670,533, which represented 4.04% of the Fund's Net Assets.

(j) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at September 30, 2008 represented 0.01% of the Fund's Net Assets.

(k) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 0.17% of the Fund's Net Assets. See Note 1A.

(l)  Security purchased on a forward commitment basis.

(m)  This security is subject to dollar roll transactions. See Note 1D.

(n) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(o) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM V.I. BASIC BALANCED FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA

AIM V.I. BASIC BALANCED FUND
     mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. BASIC BALANCED FUND


H. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. BASIC BALANCED FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES    OTHER INVESTMENTS*
-------------------------------------------------------------
Level 1                     $23,985,607            $ (28,415)
------------------------------------------------------------
Level 2                      21,427,803             (357,284)
------------------------------------------------------------
Level 3                              --                   --
============================================================
                            $45,413,410            $(385,699)
============================================================

* Other investments include futures and swap contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                         OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------------
                                                                                         UNREALIZED
                               NUMBER OF            MONTH/                              APPRECIATION
            CONTRACT           CONTRACTS          COMMITMENT            VALUE          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes         2           December-2008/Long     $  224,468          $  1,496
 ----------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       11           December-2008/Long      1,260,875           (30,134)
-----------------------------------------------------------------------------------------------------
   Subtotal                                                           $1,485,343          $(28,638)
-----------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds           5           December-2008/Short      (585,859)              223
=====================================================================================================
   TOTAL                                                              $  899,484          $(28,415)
_____________________________________________________________________________________________________
=====================================================================================================

AIM V.I. BASIC BALANCED FUND


NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                                     OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
--------------------------------------------------------------------------------------------------------------------------
                                                                                          NOTIONAL         UNREALIZED
                                               BUY/SELL    (PAY)/RECEIVE    EXPIRATION     AMOUNT         APPRECIATION
COUNTERPARTY       REFERENCE ENTITY           PROTECTION    FIXED RATE         DATE        (000)         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------

Merrill Lynch
International   AMBAC Financial Group, Inc.      Sell           2.30%       12/20/08         $ 330           $ (24,333)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International   AMBAC Financial Group, Inc.      Sell           6.75%       12/20/08           165             (10,555)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International   Assured Guaranty Corp.           Sell           5.00%       03/20/09           130              (6,781)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch   CDX North America
International   Investment Grade High
                Volatility Index                 Sell           3.50%(a)    06/20/13         1,000             (22,250)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International   Morgan Stanley                   Sell           2.30%       12/20/08           250             (11,960)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch   Lehman Brothers
International   Holdings Inc. *                  Sell           0.90%       09/20/08           295            (249,275)
--------------------------------------------------------------------------------------------------------------------------
UBS AG          AMBAC Financial Group, Inc.      Sell           5.10%       12/20/08           165             (11,153)
--------------------------------------------------------------------------------------------------------------------------
UBS AG          AMBAC Financial Group, Inc.      Sell          11.00%       12/20/08           150              (8,197)
--------------------------------------------------------------------------------------------------------------------------
UBS AG          iStar Financial Inc.             Sell           5.00%(b)    03/20/09           120              (8,321)
--------------------------------------------------------------------------------------------------------------------------
UBS AG          MBIA Inc.                        Sell           7.10%       12/20/08           180              (5,853)
--------------------------------------------------------------------------------------------------------------------------
UBS AG          Pulte Homes, Inc.                Sell           4.20%       12/20/08           330               1,394
==========================================================================================================================
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                     $3,115           $(357,284)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Unamortized premium at period-end of $7,454.

(b)  Unamortized premium at period-end of $4,517.

*    On September 15, 2008, Lehman Brothers Holdings Inc. filed for bankruptcy.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $19,819,506 and $29,330,997, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $     2,913,847
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (6,941,907)
======================================================================================
Net unrealized appreciation (depreciation) of investment securities    $    (4,028,060)
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $49,441,470.

                            AIM V.I. BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIBVA-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. BASIC VALUE FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.54%

ADVERTISING--5.33%

Interpublic Group of Cos., Inc. (The) (b)          1,443,206   $    11,184,847
------------------------------------------------------------------------------
Omnicom Group Inc.                                   290,861        11,215,600
==============================================================================
                                                                    22,400,447
==============================================================================

APPAREL RETAIL--1.36%

Gap, Inc. (The)                                      321,170         5,710,403
==============================================================================

BREWERS--1.96%

Molson Coors Brewing Co. -Class B                    176,290         8,241,558
==============================================================================

COMPUTER HARDWARE--3.09%

Dell Inc. (b)                                        787,859        12,983,916
==============================================================================

CONSTRUCTION MATERIALS--2.22%

Cemex S.A.B. de C.V. -ADR
  (Mexico)(b)(c)                                     542,517         9,342,145
==============================================================================

CONSUMER FINANCE--4.10%

American Express Co.                                 304,200        10,777,806
------------------------------------------------------------------------------
SLM Corp. (b)                                        523,767         6,463,285
==============================================================================
                                                                    17,241,091
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.52%

Western Union Co.                                    258,380         6,374,235
==============================================================================

DEPARTMENT STORES--2.00%

Kohl's Corp. (b)                                     182,200         8,395,776
==============================================================================

DIVERSIFIED CAPITAL MARKETS--1.24%

UBS AG - (Switzerland)(b)                            296,300         5,197,102
==============================================================================

EDUCATION SERVICES--2.06%

Apollo Group Inc. -Class A (b)                       145,900         8,651,870
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--0.84%

Tyco Electronics Ltd.                                126,801         3,507,316
==============================================================================

GENERAL MERCHANDISE STORES--2.52%

Target Corp.                                         215,920        10,590,876
==============================================================================

HEALTH CARE DISTRIBUTORS--1.81%

Cardinal Health, Inc.                                154,196         7,598,779
==============================================================================

HOME IMPROVEMENT RETAIL--2.86%

Home Depot, Inc. (The)                               464,542        12,026,992
==============================================================================

HOUSEHOLD APPLIANCES--2.29%

Whirlpool Corp. (c)                                  121,500         9,633,735
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--3.44%

Robert Half International, Inc.                      584,370   $    14,463,157
==============================================================================

INDUSTRIAL CONGLOMERATES--3.16%

General Electric Co.                                 246,942         6,297,021
------------------------------------------------------------------------------
Tyco International Ltd.                              198,969         6,967,894
==============================================================================
                                                                    13,264,915
==============================================================================

INDUSTRIAL MACHINERY--2.56%

Illinois Tool Works Inc.                             241,847        10,750,099
==============================================================================

INSURANCE BROKERS--0.73%

Marsh & McLennan Cos., Inc.                           96,336         3,059,631
==============================================================================

INVESTMENT BANKING & BROKERAGE--3.38%

Merrill Lynch & Co., Inc.                            240,032         6,072,810
------------------------------------------------------------------------------
Morgan Stanley                                       353,883         8,139,309
==============================================================================
                                                                    14,212,119
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--2.01%

Waters Corp. (b)                                     145,123         8,443,256
==============================================================================

MANAGED HEALTH CARE--6.50%

Aetna Inc.                                           288,400        10,414,124
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              665,428        16,895,217
==============================================================================
                                                                    27,309,341
==============================================================================

MOVIES & ENTERTAINMENT--1.57%

Walt Disney Co. (The)                                214,179         6,573,154
==============================================================================

OIL & GAS DRILLING--1.16%

Transocean Inc.                                       44,272         4,862,836
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--4.08%

Halliburton Co.                                      288,076         9,330,782
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                   310,886         7,815,674
==============================================================================
                                                                    17,146,456
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--9.56%

Bank of America Corp.                                229,700         8,039,500
------------------------------------------------------------------------------
Citigroup Inc.                                       756,797        15,521,906
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 355,485        16,601,150
==============================================================================
                                                                    40,162,556
==============================================================================

PACKAGED FOODS & MEATS--1.38%

Unilever N.V. (Netherlands)(d)                       205,352         5,800,751
==============================================================================

PHARMACEUTICALS--2.59%

Sanofi-Aventis (France)(d)                           118,433         7,783,936
------------------------------------------------------------------------------
Wyeth                                                 83,370         3,079,688
==============================================================================
                                                                    10,863,624
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC VALUE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--3.01%

XL Capital Ltd. -Class A                             705,851   $    12,662,967
==============================================================================

PUBLISHING--1.99%

McGraw-Hill Cos., Inc. (The)                         264,500         8,360,845
==============================================================================

SEMICONDUCTOR EQUIPMENT--6.00%

ASML Holding N.V. (Netherlands)(d)                   813,883        14,530,701
------------------------------------------------------------------------------
KLA-Tencor Corp. (c)                                 337,621        10,685,705
==============================================================================
                                                                    25,216,406
==============================================================================

SEMICONDUCTORS--2.59%

Maxim Integrated Products, Inc.                      601,723        10,891,186
==============================================================================

SPECIALIZED FINANCE--4.00%

Moody's Corp.                                        494,292        16,805,928
==============================================================================

SYSTEMS SOFTWARE--3.63%

CA Inc.                                              361,606         7,217,656
------------------------------------------------------------------------------
Microsoft Corp.                                      301,418         8,044,846
==============================================================================
                                                                    15,262,502
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $420,857,681)                                          414,007,970
==============================================================================

MONEY MARKET FUNDS--2.21%

Liquid Assets Portfolio
  -Institutional Class(e)                          4,646,268         4,646,268
------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(e)                          4,646,268         4,646,268
==============================================================================
    Total Money Market Funds
      (Cost $9,292,536)                                              9,292,536
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-100.75%
  (Cost $430,150,217)                                              423,300,506
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--5.38%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $22,613,338)(e)(f)                        22,613,338        22,613,338
==============================================================================
TOTAL INVESTMENTS--106.13%
  (Cost $452,763,555)                                              445,913,844
==============================================================================
OTHER ASSETS LESS LIABILITIES--(6.13)%                             (25,746,084)
==============================================================================
NET ASSETS--100.00%                                            $   420,167,760
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $28,115,388, which represented 6.69% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. BASIC VALUE FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. BASIC VALUE FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $417,798,456
---------------------------------------
Level 2                      28,115,388
---------------------------------------
Level 3                              --
=======================================
                           $445,913,844
=======================================

AIM V.I. BASIC VALUE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $256,372,198 and $333,773,749, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 57,082,081
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (66,794,717)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (9,712,636)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $455,626,480.

                       AIM V.I. CAPITAL APPRECIATION FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VICAP-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. CAPITAL APPRECIATION FUND


SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--94.29%

AEROSPACE & DEFENSE--9.65%

General Dynamics Corp.                               114,835   $     8,454,153
------------------------------------------------------------------------------
Honeywell International Inc.                         246,418        10,238,668
------------------------------------------------------------------------------
Lockheed Martin Corp.                                 56,351         6,180,014
------------------------------------------------------------------------------
Precision Castparts Corp.                            126,582         9,972,130
------------------------------------------------------------------------------
Raytheon Co.                                         333,823        17,862,869
------------------------------------------------------------------------------
Rockwell Collins, Inc.                               127,648         6,138,592
------------------------------------------------------------------------------
Spirit AeroSystems Holdings
  Inc. -Class A (b)                                  648,369        10,419,290
------------------------------------------------------------------------------
United Technologies Corp.                            287,386        17,260,403
==============================================================================
                                                                    86,526,119
==============================================================================

APPLICATION SOFTWARE--2.85%

Adobe Systems Inc. (b)                               357,836        14,123,787
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                      136,611         3,740,409
------------------------------------------------------------------------------
Autodesk, Inc. (b)                                   227,933         7,647,152
==============================================================================
                                                                    25,511,348
==============================================================================

AUTO PARTS & EQUIPMENT--0.26%

BorgWarner, Inc.                                      70,689         2,316,479
==============================================================================

BIOTECHNOLOGY--1.54%

Gilead Sciences, Inc. (b)                            303,582        13,837,268
==============================================================================

COAL & CONSUMABLE FUELS--2.77%

CONSOL Energy Inc.                                   264,249        12,126,387
------------------------------------------------------------------------------
Peabody Energy Corp.                                 282,260        12,701,700
==============================================================================
                                                                    24,828,087
==============================================================================

COMMUNICATIONS EQUIPMENT--2.70%

Cisco Systems, Inc. (b)                              585,749        13,214,498
------------------------------------------------------------------------------
Nokia -ADR (Finland)                                 478,882         8,931,149
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                   30,476         2,081,511
==============================================================================
                                                                    24,227,158
==============================================================================

COMPUTER HARDWARE--0.41%

Apple Inc. (b)                                        32,480         3,691,677
==============================================================================

CONSTRUCTION & ENGINEERING--3.01%

Chicago Bridge & Iron Co. N.V.
  -New York Shares                                   101,032         1,943,856
------------------------------------------------------------------------------
Fluor Corp.                                          180,859        10,073,846
------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                              300,494        10,850,838
------------------------------------------------------------------------------
Jacobs Engineering Group Inc. (b)                     75,120         4,079,767
==============================================================================
                                                                    26,948,307
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--1.00%

Joy Global Inc.                                      105,356         4,755,770
------------------------------------------------------------------------------
Komatsu Ltd. (Japan)(c)                              262,388         4,248,631
==============================================================================
                                                                     9,004,401
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING--3.47%

BHP Billiton Ltd. (Australia)(c)                     270,466   $     6,948,913
------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR (Brazil)             204,559         3,917,305
------------------------------------------------------------------------------
Rio Tinto PLC (United Kingdom)(c)                    156,224         9,720,383
------------------------------------------------------------------------------
Titanium Metals Corp.                                106,535         1,208,107
------------------------------------------------------------------------------
Xstrata PLC (United Kingdom)(c)                      299,507         9,271,084
==============================================================================
                                                                    31,065,792
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.55%

Emerson Electric Co.                                 120,352         4,909,158
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--0.30%

Trimble Navigation Ltd. (b)                          103,598         2,679,044
==============================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS--5.05%

Monsanto Co.                                         202,667        20,059,979
------------------------------------------------------------------------------
Mosaic Co. (The)                                     217,896        14,821,286
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)            78,880        10,412,949
==============================================================================
                                                                    45,294,214
==============================================================================

FOOD RETAIL--1.41%

Kroger Co. (The)                                     459,913        12,638,409
==============================================================================

FOOTWEAR--0.38%

NIKE, Inc. -Class B                                   50,556         3,382,196
==============================================================================

HEALTH CARE EQUIPMENT--5.74%

Baxter International Inc.                            329,688        21,637,423
------------------------------------------------------------------------------
Becton, Dickinson and Co.                            197,672        15,865,155
------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                           321,157        13,967,118
==============================================================================
                                                                    51,469,696
==============================================================================

HEALTH CARE SERVICES--1.68%

Express Scripts, Inc. (b)                            145,381        10,732,026
------------------------------------------------------------------------------
Quest Diagnostics Inc.                                84,242         4,352,784
==============================================================================
                                                                    15,084,810
==============================================================================

HEAVY ELECTRICAL EQUIPMENT--1.24%

ABB Ltd. (Switzerland)(b)(c)                         580,543        11,136,299
==============================================================================

HOUSEHOLD PRODUCTS--6.85%

Colgate-Palmolive Co.                                420,447        31,680,681
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           427,194        29,771,150
==============================================================================
                                                                    61,451,831
==============================================================================

INDUSTRIAL CONGLOMERATES--1.39%

McDermott International, Inc. (b)                    487,469        12,454,833
==============================================================================

INDUSTRIAL MACHINERY--0.42%

Fanuc Ltd. (Japan)(c)                                 49,900         3,765,133
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL APPRECIATION FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INTEGRATED OIL & GAS--6.42%

Exxon Mobil Corp.                                    324,845   $    25,227,463
------------------------------------------------------------------------------
Marathon Oil Corp.                                   218,656         8,717,815
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           335,205        23,615,192
==============================================================================
                                                                    57,560,470
==============================================================================

INTERNET SOFTWARE & SERVICES--0.45%

Google Inc. -Class A (b)                               9,978         3,996,389
==============================================================================

IT CONSULTING & OTHER SERVICES--2.62%

Accenture Ltd. -Class A                              518,438        19,700,644
------------------------------------------------------------------------------
Cognizant Technology Solutions
  Corp. -Class A (b)                                 166,253         3,795,556
==============================================================================
                                                                    23,496,200
==============================================================================

MARINE--1.28%

Mitsui O.S.K. Lines, Ltd. (Japan)(c)                 637,000         5,514,052
------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)(c)             917,000         5,950,303
==============================================================================
                                                                    11,464,355
==============================================================================

MULTI-LINE INSURANCE--0.55%

Assurant, Inc.                                        90,132         4,957,260
==============================================================================

OIL & GAS DRILLING--1.68%

Transocean Inc. (b)                                  137,288        15,079,714
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--5.94%

Baker Hughes Inc.                                    187,778        11,368,080
------------------------------------------------------------------------------
Cameron International Corp. (b)                      272,196        10,490,434
------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                      361,867        18,176,579
------------------------------------------------------------------------------
Schlumberger Ltd.                                    169,878        13,265,773
==============================================================================
                                                                    53,300,866
==============================================================================

OIL & GAS REFINING & MARKETING--1.02%

Valero Energy Corp.                                  302,280         9,159,084
==============================================================================

PACKAGED FOODS & MEATS--2.10%

Kellogg Co.                                          336,244        18,863,288
==============================================================================

PERSONAL PRODUCTS--0.11%

Avon Products, Inc.                                   23,827           990,488
==============================================================================

PHARMACEUTICALS--3.30%

Johnson & Johnson                                    317,868        22,021,895
------------------------------------------------------------------------------
Shire Ltd (United Kingdom)(c)(d)                      38,893           612,240
------------------------------------------------------------------------------
Shire Ltd. (United Kingdom)(c)                       442,274         6,962,118
==============================================================================
                                                                    29,596,253
==============================================================================

PROPERTY & CASUALTY INSURANCE--3.31%

ACE Ltd. (Switzerland)                               254,621        13,782,635
------------------------------------------------------------------------------
Chubb Corp. (The)                                    289,678        15,903,322
==============================================================================
                                                                    29,685,957
==============================================================================

PUBLISHING--0.47%

Morningstar, Inc. (b)                                 76,556         4,246,561
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS--6.59%

Coca-Cola Co. (The)                                  439,848   $    23,259,162
------------------------------------------------------------------------------
Hansen Natural Corp. (b)                             165,594         5,009,219
------------------------------------------------------------------------------
PepsiCo, Inc.                                        432,756        30,842,520
==============================================================================
                                                                    59,110,901
==============================================================================

SYSTEMS SOFTWARE--3.28%

Microsoft Corp.                                    1,100,838        29,381,366
==============================================================================

TOBACCO--0.70%

UST Inc.                                              94,246         6,271,129
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.80%

China Mobile Ltd. (China)(c)                         594,961         5,957,097
------------------------------------------------------------------------------
KDDI Corp. (Japan)(c)                                  1,824        10,219,641
==============================================================================
                                                                    16,176,738
==============================================================================

    Total Common Stocks & Other Equity
      Interests
      (Cost $894,636,825)                                          845,559,278
==============================================================================

MONEY MARKET FUNDS--5.76%

Liquid Assets Portfolio
  -Institutional Class(e)                         25,813,786        25,813,786
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)         25,813,786        25,813,786
==============================================================================
    Total Money Market Funds
      (Cost $51,627,572)                                            51,627,572
==============================================================================
TOTAL INVESTMENTS--100.05%
  (Cost $946,264,397)                                              897,186,850
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.05)%                                (420,514)
==============================================================================
NET ASSETS--100.00%                                            $   896,766,336
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $80,305,894, which represented 8.96% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 0.07% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid at September 30, 2008.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL APPRECIATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CAPITAL APPRECIATION FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

AIM V.I. CAPITAL APPRECIATION FUND
     foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk assocaiated with investing in those securities. Because of the inherent uncertainites of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $816,880,956
---------------------------------------
Level 2                      80,305,894
---------------------------------------
Level 3                              --
=======================================
                           $897,186,850
=======================================

AIM V.I. CAPITAL APPRECIATION FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $873,614,373 and $1,084,181,537, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  79,076,750
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (134,708,720)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (55,631,970)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $952,818,820.

                       AIM V.I. CAPITAL DEVELOPMENT FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VICDV-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. CAPITAL DEVELOPMENT FUND


SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.10%

AEROSPACE & DEFENSE--2.39%

L-3 Communications Holdings, Inc.                     30,214   $     2,970,640
------------------------------------------------------------------------------
Precision Castparts Corp.                             26,251         2,068,054
==============================================================================
                                                                     5,038,694
==============================================================================

AIR FREIGHT & LOGISTICS--0.62%

Robinson (C.H.) Worldwide, Inc.                       25,741         1,311,761
==============================================================================

APPAREL RETAIL--4.16%

Aeropostale, Inc. (b)                                 70,619         2,267,576
------------------------------------------------------------------------------
Guess?, Inc.                                          56,171         1,954,189
------------------------------------------------------------------------------
Ross Stores, Inc.                                     63,214         2,326,907
------------------------------------------------------------------------------
Urban Outfitters, Inc. (b)                            69,251         2,207,030
==============================================================================
                                                                     8,755,702
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.04%

Hanesbrands, Inc. (b)                                136,165         2,961,589
------------------------------------------------------------------------------
Under Armour, Inc. -Class A (b)                       41,869         1,329,759
==============================================================================
                                                                     4,291,348
==============================================================================

APPLICATION SOFTWARE--3.99%

Amdocs Ltd. (b)                                       93,468         2,559,154
------------------------------------------------------------------------------
ANSYS, Inc. (b)                                       69,248         2,622,422
------------------------------------------------------------------------------
Solera Holdings Inc. (b)                             112,030         3,217,501
==============================================================================
                                                                     8,399,077
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.17%

Affiliated Managers Group, Inc. (b)                   29,708         2,461,308
==============================================================================

AUTOMOTIVE RETAIL--1.08%

O'Reilly Automotive, Inc. (b)                         84,517         2,262,520
==============================================================================

BIOTECHNOLOGY--2.67%

Genzyme Corp. (b)                                     32,863         2,658,288
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)                         59,971         2,955,971
==============================================================================
                                                                     5,614,259
==============================================================================

CASINOS & GAMING--1.05%

Scientific Games Corp. -Class A (b)                   95,621         2,201,195
==============================================================================

COMMUNICATIONS EQUIPMENT--2.35%

CommScope, Inc. (b)                                   81,889         2,836,635
------------------------------------------------------------------------------
Juniper Networks, Inc. (b)                            99,759         2,101,922
------------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring
  02/09/11 (Acquired 02/09/07;
  Cost $0)(b)(c)(d)(e)                                   576                 0
==============================================================================
                                                                     4,938,557
==============================================================================

COMPUTER & ELECTRONICS RETAIL--0.94%

GameStop Corp. -Class A (b)                           57,814         1,977,817
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--2.32%

Logitech International S.A
  (Switzerland)(b)                                    95,970   $     2,238,020
------------------------------------------------------------------------------
NetApp, Inc. (b)                                     145,391         2,650,478
==============================================================================
                                                                     4,888,498
==============================================================================

CONSTRUCTION & ENGINEERING--1.59%

Chicago Bridge & Iron Co. N.V.
  -New York Shares                                    63,660         1,224,819
------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                               58,557         2,114,493
==============================================================================
                                                                     3,339,312
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS--1.17%

Bucyrus International, Inc.                           18,495           826,356
------------------------------------------------------------------------------
Joy Global Inc.                                       36,355         1,641,065
==============================================================================
                                                                     2,467,421
==============================================================================

CONSUMER FINANCE--1.20%

SLM Corp. (b)                                        204,425         2,522,605
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.48%

Alliance Data Systems Corp. (b)                       49,308         3,125,141
==============================================================================

DISTRIBUTORS--1.19%

LKQ Corp. (b)                                        147,259         2,498,985
==============================================================================

DIVERSIFIED REAL ESTATE ACTIVITIES--0.08%

Meruelo Maddux Properties, Inc. (b)                  134,192           163,714
==============================================================================

DRUG RETAIL--1.77%

Shoppers Drug Mart Corp. (Canada)                     77,000         3,715,246
==============================================================================

EDUCATION SERVICES--2.74%

Apollo Group Inc. -Class A (b)                        50,696         3,006,273
------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                    34,222         2,768,902
==============================================================================
                                                                     5,775,175
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.74%

General Cable Corp. (b)                               43,867         1,562,981
==============================================================================

ELECTRONIC COMPONENTS--1.29%

Amphenol Corp. -Class A                               67,658         2,715,792
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.38%

Allied Waste Industries, Inc. (b)                     72,268           802,897
==============================================================================

HEALTH CARE EQUIPMENT--2.57%

Hologic, Inc. (b)                                     64,487         1,246,534
------------------------------------------------------------------------------
Intuitive Surgical, Inc. (b)                           4,607         1,110,195
------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                            70,000         3,044,300
==============================================================================
                                                                     5,401,029
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE SERVICES--4.09%

Express Scripts, Inc. (b)                             21,065   $     1,555,018
------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)              36,915         2,565,593
------------------------------------------------------------------------------
Omnicare, Inc.                                        53,004         1,524,925
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (b)                     54,932         2,961,933
==============================================================================
                                                                     8,607,469
==============================================================================

HOTELS, RESORTS & CRUISE LINES--0.58%

Choice Hotels International, Inc.                     45,223         1,225,543
==============================================================================

HOUSEWARES & SPECIALTIES--1.32%

Jarden Corp. (b)                                     118,247         2,772,892
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--1.37%

KGEN Power Corp. (Acquired 01/12/07;
  Cost $2,219,196)(b)(c)(d)                          158,514         2,377,710
==============================================================================
NRG Energy, Inc. (b)                                  20,833           515,617
==============================================================================
                                                                     2,893,327
==============================================================================

INDUSTRIAL MACHINERY--0.26%

Flowserve Corp.                                        6,192           549,664
==============================================================================

INTERNET SOFTWARE & SERVICES--0.49%

Google Inc. -Class A (b)                               2,582         1,034,143
==============================================================================

INVESTMENT BANKING & BROKERAGE--2.88%

Lazard Ltd. -Class A (Bermuda)                        75,882         3,244,714
------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                      173,297         2,807,412
==============================================================================
                                                                     6,052,126
==============================================================================

IT CONSULTING & OTHER SERVICES--1.03%

Cognizant Technology Solutions
  Corp. -Class A (b)                                  94,895         2,166,453
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--4.04%

Covance Inc. (b)                                      34,000         3,005,940
------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.              66,846         2,764,082
------------------------------------------------------------------------------
Waters Corp. (b)                                      47,111         2,740,918
==============================================================================
                                                                     8,510,940
==============================================================================

MANAGED HEALTH CARE--1.92%

Aveta, Inc. (Acquired 12/21/05
  - 02/21/06; Cost
  $2,162,718)(b)(c)(d)                               157,251         1,258,008
------------------------------------------------------------------------------
Humana Inc. (b)                                       67,483         2,780,300
==============================================================================
                                                                     4,038,308
==============================================================================

METAL & GLASS CONTAINERS--3.39%

Crown Holdings, Inc. (b)                             137,252         3,048,367
------------------------------------------------------------------------------
Owens-Illinois, Inc. (b)                              53,368         1,569,019
------------------------------------------------------------------------------
Pactiv Corp. (b)                                     101,307         2,515,453
==============================================================================
                                                                     7,132,839
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS DRILLING--3.43%

Hercules Offshore, Inc. (b)                          117,817   $     1,786,106
------------------------------------------------------------------------------
Noble Corp.                                           78,000         3,424,200
------------------------------------------------------------------------------
Pride International, Inc. (b)                         67,677         2,003,916
==============================================================================
                                                                     7,214,222
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--3.99%

Cameron International Corp. (b)                       73,000         2,813,420
------------------------------------------------------------------------------
HIS Inc. -Class A (b)                                 58,120         2,768,837
------------------------------------------------------------------------------
Smith International, Inc.                             48,004         2,814,954
==============================================================================
                                                                     8,397,211
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.32%

Southwestern Energy Co. (b)                           91,132         2,783,171
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.01%

Williams Cos., Inc. (The)                             89,526         2,117,290
==============================================================================

PERSONAL PRODUCTS--1.53%

Estee Lauder Cos. Inc. (The) -Class A                 64,579         3,223,138
==============================================================================

PROPERTY & CASUALTY INSURANCE--1.68%

XL Capital Ltd. -Class A                             196,922         3,532,781
==============================================================================

PUBLISHING--0.99%

McGraw-Hill Cos., Inc. (The)                          65,910         2,083,415
==============================================================================

RESEARCH & CONSULTING SERVICES--1.08%

Equifax Inc.                                          66,034         2,274,871
==============================================================================

RESTAURANTS--1.15%

Burger King Holdings Inc.                             98,394         2,416,557
==============================================================================

SECURITY & ALARM SERVICES--1.65%

Corrections Corp. of America (b)                     139,419         3,464,562
==============================================================================

SEMICONDUCTOR EQUIPMENT--2.06%

ASML Holding N.V. -New York
  Shares (Netherlands)                                57,424         1,011,236
------------------------------------------------------------------------------
Lam Research Corp. (b)                                93,761         2,952,534
------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (b)                   13,099           370,178
==============================================================================
                                                                     4,333,948
==============================================================================

SEMICONDUCTORS--4.57%

Altera Corp.                                         145,341         3,005,652
------------------------------------------------------------------------------
Intersil Corp. -Class A                              131,876         2,186,504
------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      128,352         2,323,171
------------------------------------------------------------------------------
ON Semiconductor Corp. (b)                           312,444         2,112,122
==============================================================================
                                                                     9,627,449
==============================================================================

SPECIALIZED FINANCE--2.38%

Moody's Corp.                                         92,293         3,137,962
------------------------------------------------------------------------------
MSCI Inc.- Class A (b)                                78,205         1,876,920
==============================================================================
                                                                     5,014,882
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SYSTEMS SOFTWARE--2.92%

Check Point Software
  Technologies Ltd. (Israel)(b)                      126,912   $     2,885,979
------------------------------------------------------------------------------
McAfee Inc. (b)                                       95,815         3,253,877
==============================================================================
                                                                     6,139,856
==============================================================================

TRUCKING--2.65%

Con-way Inc.                                          62,142         2,741,084
------------------------------------------------------------------------------
Heartland Express, Inc.                              182,977         2,839,803
==============================================================================
                                                                     5,580,887
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.34%

American Tower Corp. -Class A (b)                     67,482         2,427,327
------------------------------------------------------------------------------
Crown Castle International Corp. (b)                  81,347         2,356,623
------------------------------------------------------------------------------
SBA Communications Corp. -Class A (b)                 87,098         2,253,225
==============================================================================
                                                                     7,037,175
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $209,143,969)                                          206,456,153
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.26%

  1.41%, 03/12/09 (f)(g)                     $        50,000            49,719
------------------------------------------------------------------------------
  1.77%, 03/12/09 (f)(g)                             500,000           497,193
==============================================================================
    Total U.S. Treasury Securities
      (Cost $545,712)                                                  546,912
==============================================================================

                                                 SHARES
------------------------------------------------------------------------------

MONEY MARKET FUNDS--2.23%

Liquid Assets Portfolio
  -Institutional Class(h)                          2,347,104         2,347,104
------------------------------------------------------------------------------
Premier Portfolio --Institutional Class(h)         2,347,104         2,347,104
==============================================================================
    Total Money Market Funds
      (Cost $4,694,208)                                              4,694,208
==============================================================================
TOTAL INVESTMENTS--100.59%
  (Cost $214,383,889)                                              211,697,273
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.59)%                              (1,236,811)
==============================================================================
NET ASSETS--100.00%                                            $   210,460,462
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2008 was $3,635,718, which represented 1.73% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $3,635,718, which represented 1.73% of the Fund's Net Assets. These securities are considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e)  Non-income producing security acquired through a corporate action.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $546,912, which represented 0.26% of the Fund's Net Assets. See
     Note 1A.

(g) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. CAPITAL DEVELOPMENT FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM V.I. CAPITAL DEVELOPMENT FUND


F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

AIM V.I. CAPITAL DEVELOPMENT FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $207,514,643
---------------------------------------
Level 2                         546,912
---------------------------------------
Level 3                       3,635,718
=======================================
                           $211,697,273
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $209,019,708 and $254,318,440, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 22,739,863
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (25,795,351)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (3,055,488)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $214,752,761.

                           AIM V.I. CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [Invesco Aim Logo Appars Here]
                                --servicemark--

Invescoaim.com            VICEQ-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-90.12%

AEROSPACE & DEFENSE-3.16%

Boeing Co. (The)                                     230,829   $    13,238,043
------------------------------------------------------------------------------
Northrop Grumman Corp.                               273,326        16,547,156
------------------------------------------------------------------------------
United Technologies Corp.                            450,000        27,027,000
==============================================================================
                                                                    56,812,199
==============================================================================

AIR FREIGHT & LOGISTICS-1.86%

United Parcel Service, Inc. -Class B                 529,928        33,327,172
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.10%

Polo Ralph Lauren Corp.                              297,069        19,796,678
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.85%

Legg Mason, Inc.                                     874,455        33,281,757
==============================================================================

AUTOMOBILE MANUFACTURERS-0.42%

Renault S.A.  (France)(b)                            116,359         7,518,040
==============================================================================

BIOTECHNOLOGY-1.38%

Amgen Inc. (c)                                       417,500        24,745,225
==============================================================================

BROADCASTING-2.32%

Comcast Corp. -Class A                             2,121,000        41,635,230
==============================================================================

COMMUNICATIONS EQUIPMENT-5.01%

Cisco Systems, Inc. (c)                            1,145,338        25,838,825
------------------------------------------------------------------------------
Motorola, Inc.                                     4,467,800        31,900,092
------------------------------------------------------------------------------
Nokia -ADR (Finland)                               1,733,565        32,330,987
==============================================================================
                                                                    90,069,904
==============================================================================

COMPUTER HARDWARE-2.35%

Fujitsu Ltd.  (Japan)(b)                           3,447,000        19,262,608
------------------------------------------------------------------------------
International Business Machines Corp.                196,925        23,032,348
==============================================================================
                                                                    42,294,956
==============================================================================

COMPUTER STORAGE & PERIPHERALS-1.76%

EMC Corp. (c)                                      1,325,936        15,858,194
------------------------------------------------------------------------------
Seagate Technology                                 1,303,955        15,803,935
==============================================================================
                                                                    31,662,129
==============================================================================

CONSUMER FINANCE-1.80%

American Express Co.                                 911,698        32,301,460
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.19%

Automatic Data Processing, Inc.                      920,191        39,338,165
------------------------------------------------------------------------------

DEPARTMENT STORES-0.67%

Kohl's Corp. (c)                                     261,393        12,044,989
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-3.28%

U.S. Bancorp                                         514,438   $    18,530,057
------------------------------------------------------------------------------
Wells Fargo & Co.                                  1,075,000        40,344,750
==============================================================================
                                                                    58,874,807
==============================================================================

DIVERSIFIED METALS & MINING-0.31%

Freeport-McMoRan Copper & Gold, Inc.                  97,000         5,514,450
==============================================================================

DRUG RETAIL-1.38%

Walgreen Co.                                         802,878        24,857,103
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.03%

Agilent Technologies, Inc. (c)                     1,228,496        36,437,191
==============================================================================

ELECTRONIC MANUFACTURING SERVICES-1.44%

Tyco Electronics Ltd.                                934,677        25,853,166
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.55%

Waste Management, Inc.                               885,173        27,874,098
==============================================================================

HEALTH CARE EQUIPMENT-4.87%

Covidien Ltd.                                        660,440        35,505,254
------------------------------------------------------------------------------
Medtronic, Inc.                                    1,039,239        52,065,874
==============================================================================
                                                                    87,571,128
==============================================================================

HYPERMARKETS & SUPER CENTERS-2.08%
Wal-Mart Stores, Inc.                                624,429        37,397,053
==============================================================================

INDUSTRIAL CONGLOMERATES-5.26%
3M Co.                                               726,752        49,644,429
------------------------------------------------------------------------------
General Electric Co.                                 646,452        16,484,526
------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V. (Netherlands)(b)                              732,034        20,041,755
------------------------------------------------------------------------------
Tyco International Ltd.                              236,830         8,293,787
==============================================================================
                                                                    94,464,497
==============================================================================

INSURANCE BROKERS-1.48%

Marsh & McLennan Cos., Inc.                          838,646        26,635,397
==============================================================================

INTEGRATED OIL & GAS-0.68%

Total S.A.  (France)(b)                              203,074        12,250,328
==============================================================================

MANAGED HEALTH CARE-1.19%

UnitedHealth Group Inc.                              842,700        21,396,153
==============================================================================

MOVIES & ENTERTAINMENT-0.77%

News Corp. -Class A                                1,145,752        13,737,566
==============================================================================

OFFICE ELECTRONICS-0.95%

Xerox Corp.                                        1,475,605        17,013,726
==============================================================================


      SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CORE EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-3.29%

BJ Services Co.                                    1,664,955   $    31,850,589
------------------------------------------------------------------------------
Tenaris S.A. -ADR (Argentina)                        325,621        12,142,407
------------------------------------------------------------------------------
Weatherford International Ltd. (c)                   602,418        15,144,789
==============================================================================
                                                                    59,137,785
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.74%

Apache Corp.                                         114,138        11,902,311
------------------------------------------------------------------------------
Chesapeake Energy Corp.                              418,267        14,999,055
------------------------------------------------------------------------------
XTO Energy, Inc.                                     480,789        22,366,304
==============================================================================
                                                                    49,267,670
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.71%

Williams Cos., Inc. (The)                            539,900        12,768,635
==============================================================================

PACKAGED FOODS & MEATS-4.01%

Cadbury PLC  (United Kingdom)                      4,381,547        44,050,942
------------------------------------------------------------------------------
Unilever N.V.  (Netherlands)(b)                      992,203        28,027,596
==============================================================================
                                                                    72,078,538
==============================================================================

PERSONAL PRODUCTS-1.35%

Avon Products, Inc.                                  584,219        24,285,984
==============================================================================

PHARMACEUTICALS-6.13%

GlaxoSmithKline PLC -ADR (United Kingdom)            359,806        15,637,169
------------------------------------------------------------------------------
Merck & Co. Inc.                                     296,701         9,363,884
------------------------------------------------------------------------------
Pfizer Inc.                                        1,550,000        28,582,000
------------------------------------------------------------------------------
Schering-Plough Corp.                                849,147        15,683,745
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR
  (Israel)                                           500,705        22,927,282
------------------------------------------------------------------------------
Wyeth                                                486,044        17,954,465
==============================================================================
                                                                   110,148,545
==============================================================================

PROPERTY & CASUALTY INSURANCE-6.35%

Berkshire Hathaway Inc. -Class A (c)                     412        53,807,200
------------------------------------------------------------------------------
Progressive Corp. (The)                            3,467,839        60,340,399
==============================================================================
                                                                   114,147,599
==============================================================================

PUBLISHING-1.01%

Washington Post Co. (The) -Class B                    32,464        18,074,657
==============================================================================

RAILROADS-1.07%

Union Pacific Corp.                                  270,748        19,266,428
==============================================================================

REGIONAL BANKS-2.13%

BB&T Corp.                                           510,367        19,291,873
------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                   254,530        19,013,391
==============================================================================
                                                                    38,305,264
==============================================================================

SEMICONDUCTORS-0.63%

Intel Corp.                                          608,170        11,391,024
==============================================================================

SOFT DRINKS-0.82%

Coca-Cola Co. (The)                                  276,986        14,647,020
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS-(CONTINUED)

Dr. Pepper Snapple Group, Inc. (c)                         1   $            23
==============================================================================
                                                                    14,647,043
==============================================================================

SYSTEMS SOFTWARE-6.53%

Microsoft Corp.                                    1,831,270        48,876,596
------------------------------------------------------------------------------
Symantec Corp. (c)                                 3,500,000        68,530,000
==============================================================================
                                                                   117,406,596
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.21%

Vodafone Group PLC  (United Kingdom)(b)            1,688,587         3,730,423
------------------------------------------------------------------------------
  Total Common Stocks & Other Equity
     Interests
    (Cost $1,658,538,193)                                        1,619,360,758
==============================================================================

PREFERRED STOCK-0.61%

HOUSEHOLD PRODUCTS-0.61%

Henkel AG & Co. KGaA -Pfd. (Germany)
    (Cost $16,007,622)(b)                            297,000        10,908,966
==============================================================================

MONEY MARKET FUNDS-7.87%

Liquid Assets Portfolio -Institutional
  Class(d)                                        70,770,180        70,770,180
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)         70,770,180        70,770,180
------------------------------------------------------------------------------
  Total Money Market Funds
    (Cost $141,540,360)                                            141,540,360
==============================================================================
TOTAL INVESTMENTS-98.60%
   (Cost $1,816,086,175)                                         1,771,810,084
==============================================================================
OTHER ASSETS LESS LIABILITIES-1.40%                                 25,144,436
==============================================================================
NET ASSETS-100.00%                                             $ 1,796,954,520
==============================================================================

Investment Abbreviations:
ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $101,739,716, which represented 5.66% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.


      SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. CORE EQUITY FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. CORE EQUITY FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS        OTHER
INPUT LEVEL    IN SECURITIES   INVESTMENTS*
--------------------------------------------
Level 1       $1,670,070,367     $      --
--------------------------------------------
Level 2          101,739,717      (460,471)
--------------------------------------------
Level 3             --                  --
============================================
              $1,771,810,084     $(460,471)
============================================

* Other investments include open foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM V.I. CORE EQUITY FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                         OPEN FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------
                            CONTRACT TO
   SETTLEMENT     -------------------------------                   UNREALIZED
      DATE           DELIVER          RECEIVE         VALUE        APPRECIATION
--------------------------------------------------------------------------------
12/10/2008        EUR 40,225,000   USD 56,904,960   $56,808,344       $96,616
================================================================================

                            CONTRACT TO                              UNREALIZED
   SETTLEMENT     -------------------------------                  APPRECIATION
      DATE           DELIVER          RECEIVE         VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
12/10/2008        GBP 18,650,000   USD 32,689,533   $33,246,621     $(557,087)
================================================================================
   TOTAL OPEN FOREIGN CURRENCY
      CONTRACTS                                                     $(460,471)
================================================================================

                        CLOSED FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------
                            CONTRACT TO
     CLOSED       -------------------------------                    REALIZED
      DATE            DELIVER          RECEIVE         VALUE        GAIN (LOSS)
--------------------------------------------------------------------------------
 09/23/2008        GBP 3,200,000    USD 5,915,520    $5,608,928     $(306,592)
================================================================================
   TOTAL FOREIGN CURRENCY
      CONTRACTS                                                     $(767,063)
================================================================================

CURRENCY ABBREVIATIONS:

USD -- U.S. DOLLAR
EUR -- EURO
GBP -- BRITISH POUND STERLING

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $398,440,384 and $472,032,143 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $ 156,299,110
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (203,764,751)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities        $ (47,465,641)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,819,275,725.

                        AIM V.I. DIVERSIFIED INCOME FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIDIN-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)

                                                PRINCIPAL
                                                 AMOUNT             VALUE
------------------------------------------------------------------------------
BONDS & NOTES-77.51%

AEROSPACE & DEFENSE-1.00%

Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Jr.
   Sec. Pass Through Ctfs., (INS-MBIA
   Insurance Corp.) 6.66%,
   09/15/13(b)(c)(d)                         $       269,294   $       280,279
==============================================================================

AIRLINES-0.63%

Southwest Airlines Co., Sr. Unsec.
   Bonds, 7.38%, 03/01/27(c)                         190,000           178,333
==============================================================================

ALTERNATIVE CARRIERS-0.16%

Level 3 Financing Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 9.25%,
   11/01/14(c)                                        60,000            45,750
==============================================================================

ALUMINUM-0.63%

Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15(c)                  205,000           178,350
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.77%

Bank of New York Institutional Capital
   Trust-Series A, Jr. Sub. Trust Pfd.
   Capital Securities, 7.78%,
   12/01/26(b)(c)                                    250,000           217,662
==============================================================================

BROADCASTING-4.33%

Comcast Cable Communications Holdings
   Inc., Sr. Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(c)                                290,000           321,360
------------------------------------------------------------------------------
Comcast Corp.,
   Unsec. Gtd. Unsub. Global Bonds,
   6.40%, 05/15/38(c)                                 80,000            63,275
------------------------------------------------------------------------------
   Unsec. Gtd. Unsub. Notes,
   5.70%, 05/15/18(c)                                120,000           105,785
------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub.                485,000           547,570
   Notes, 10.63%, 07/15/12(c)
------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec.
   Notes, 7.88%, 09/15/10(b)(c)                      120,000           126,977
------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr.
   Unsec. Notes, 7.63%, 04/01/11(c)                   55,000            52,869
==============================================================================
                                                                     1,217,836
==============================================================================

CONSUMER FINANCE-2.66%

American Express Credit Corp., -Series C,
   Sr. Unsec. Floating Rate
   Medium-Term Notes,
   5.11%, 05/27/10(c)(e)                              70,000            67,670
------------------------------------------------------------------------------
   Sr. Unsec. Global Medium-Term Notes,
   7.30%, 08/20/13(c)                                 30,000            28,805
------------------------------------------------------------------------------
Capital One Capital III, Jr. Gtd. Sub.
   Notes, 7.69%, 08/15/36(c)                         260,000           118,586
------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)
Ford Motor Credit Co. LLC, Sr. Unsec.
   Notes, 8.00%, 12/15/16(c)                 $       230,000   $       148,027
------------------------------------------------------------------------------
SLM Corp., Sr. Unsec. Floating Rate
   Medium-Term Notes, 2.92%,
   03/16/09(b)(c)(e)                                 400,000           386,579
==============================================================================
                                                                       749,667
==============================================================================

DEPARTMENT STORES-1.39%

Macys Retail Holdings Inc., Sr. Unsec.
   Gtd. Notes, 6.30%, 04/01/09(c)                    390,000           391,170
==============================================================================

DISTILLERS & VINTNERS-0.13%

Constellation Brands Inc., Sr. Unsec.
   Gtd. Global Notes, 7.25%,
   05/15/17(c)                                        40,000            37,600
==============================================================================

DIVERSIFIED BANKS-9.39%

Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29(b)(c)                 400,000           388,680
------------------------------------------------------------------------------
BankAmerica Institutional-Series A,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.07%,
   12/31/26(b)(c)                                    200,000          179,080
------------------------------------------------------------------------------
BBVA International Preferred S.A.
   Unipersonal (Spain), Jr. Unsec.
   Gtd. Sub. Notes, 5.92% (c)(f)                     250,000           190,965
------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27(b)(c)                                    500,000           494,416
------------------------------------------------------------------------------
First Empire Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.23%, 02/01/27(c)                    260,000           216,821
------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 3.50%
   (c)(e)(f)                                         180,000           101,700
------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Jr. Unsec. Gtd.
   Sub. Second Tier Euro Bonds, 8.38%
   (c)(f)                                            100,000            86,001
------------------------------------------------------------------------------
National Bank of Canada (Canada),
   Unsec. Sub. Floating Rate Euro
   Deb., 3.31%, 08/29/87 (Acquired
   02/24/04; Cost $171,200)(e)(g)                    200,000           129,000
------------------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Sr. Unsec. Sub.
   Floating Rate Euro Notes, 3.31%
   (c)(e)(f)                                         280,000           183,400
------------------------------------------------------------------------------
RBS Capital Trust III, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Global Notes, 5.51%
   (c)(f)                                            120,000            95,761
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. DIVERSIFIED INCOME FUND

                                                PRINCIPAL
                                                 AMOUNT             VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Sovereign Bancorp Inc., Sr. Unsec.
   Floating Rate Global Notes, 3.09%,
   03/01/09(c)(e)                            $       110,000   $        77,028
------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium-Term
   Notes, 5.92%, 05/25/12(c)                         212,552           222,923
------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 7.97%, 06/01/27(b)(c)                 260,000           156,728
------------------------------------------------------------------------------
Wells Fargo Capital XV, Jr. Unsec.
   Gtd. Sub. Notes, 9.75% (c)(f)                     125,000           122,344
==============================================================================
                                                                     2,644,847
==============================================================================

DIVERSIFIED CAPITAL MARKETS-0.32%

UBS AG (Switzerland), Sr. Unsec.
   Medium-Term Notes, 5.75%,
   04/25/18(c)                                       100,000            89,804
==============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.16%

Erac USA Finance Co., Sr. Unsec. Gtd.
   Notes, 7.00%, 10/15/37(b)(c)                      400,000           287,172
------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13(c)                   40,000            39,600
==============================================================================
                                                                       326,772
==============================================================================

DIVERSIFIED METALS & MINING-0.17%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium-Term Notes, 7.00%,
   05/15/09(c)                                        47,000            47,595
==============================================================================

ELECTRIC UTILITIES-1.03%

Edison Mission Energy, Sr. Unsec.
   Global Notes, 7.00%, 05/15/17(c)                   80,000            72,800
------------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr.
   Sec. Mortgage Notes, 7.00%,
   06/30/21(b)(c)                                    122,340           111,329
------------------------------------------------------------------------------
Westar Energy, Inc., Sr. Sec. First
   Mortgage Notes, 7.13%, 08/01/09(c)                105,000           107,051
==============================================================================
                                                                       291,180
==============================================================================

GENERAL MERCHANDISE STORES-0.09%

Pantry, Inc. (The), Sr. Gtd. Sub.
   Global Notes, 7.75%, 02/15/14(c)                   30,000            24,000
==============================================================================

HEALTH CARE SERVICES-0.68%

Orlando Lutheran Towers Inc.,
   Bonds,
   7.75%, 07/01/11(c)                                 70,000            69,602
------------------------------------------------------------------------------
   8.00%, 07/01/17 (Acquired
   06/13/07; Cost $125,000)(c)(g)                    125,000           123,188
==============================================================================
                                                                       192,790
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
HOMEBUILDING-1.35%

D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   8.00%, 02/01/09(c)                        $       200,000   $       198,500
------------------------------------------------------------------------------
   7.88%, 08/15/11(c)                                200,000           181,000
==============================================================================
                                                                       379,500
==============================================================================

INTEGRATED TELECOMMUNICATION
   SERVICES-3.86%

Embarq Corp., Sr. Unsec. Unsub. Notes,
   7.08%, 06/01/16(c)                                150,000           124,876
------------------------------------------------------------------------------
Pacific Bell Telephone Co., Sr. Unsec.
   Gtd. Bonds, 7.38%, 07/15/43(c)                    380,000           375,589
------------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr.
   Unsec. Gtd. Unsub. Deb., 7.20%,
   10/15/26(c)                                       180,000           179,058
------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr.
   Unsec. Deb., 6.13%, 01/15/13(c)                   150,000           146,249
------------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec.
   Bonds, 7.00%, 12/01/33(c)                         180,000           161,800
------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr.
   Unsec. Global Bonds, 4.63%,
   03/15/13(c)                                       108,000            99,088
==============================================================================
                                                                     1,086,660
==============================================================================

INTERNET RETAIL-1.33%

Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13(c)                  400,000           374,000
==============================================================================

INVESTMENT BANKING & BROKERAGE-3.33%

Bear Stearns Cos. LLC., (The), Sr.
   Unsec. Unsub. Floating Rate Notes,
   3.19%, 07/19/10(c)(e)                             260,000           257,190
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
   Sr. Unsec. Global Notes,
   6.15%, 04/01/18(c)                                 55,000            46,310
------------------------------------------------------------------------------
   Unsec. Sub. Global Notes,
   6.75%, 10/01/37(c)                                140,000            98,525
------------------------------------------------------------------------------
Jefferies Group, Inc., Sr. Unsec.                    400,000           302,376
   Notes, 6.45%, 06/08/27(c)
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
   -Series I, Sr. Unsec. Medium-Term
   Notes, 2.52%, 11/24/08(c)(e)(h)                    50,000             7,187
------------------------------------------------------------------------------
Merrill Lynch & Co Inc., Sr. Unsec.
   Medium-Term Notes, 6.88%,
   04/25/18(c)                                       155,000           136,028
------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr. Unsec.
   Medium-Term Global Notes, 5.95%,
   12/28/17(c)                                       130,000            88,660
==============================================================================
                                                                       936,276
==============================================================================

LIFE & HEALTH INSURANCE-1.75%

Americo Life Inc., Notes, 7.88%,
   05/01/13(b)(c)                                     95,000            93,989
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. DIVERSIFIED INCOME FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--(CONTINUED)

Prudential Financial, Inc., Jr. Unsec.
  Sub. Global Notes, 8.88%,
  06/15/38(c)                                $       130,000   $       119,056
------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr.
  Sec. Bonds, (INS-Financial Security
  Assurance Inc.) 7.25%,
  12/18/23(b)(c)(d)                                  260,000           279,230
------------------------------------------------------------------------------
                                                                       492,275
==============================================================================

MOVIES & ENTERTAINMENT--2.18%

News America Holdings Inc., Sr. Unsec.
  Gtd. Deb., 7.75%, 12/01/45(c)                      380,000           368,020
------------------------------------------------------------------------------
Time Warner Cable, Inc., Sr. Unsec.
  Gtd. Global Notes, 6.75%,
  07/01/18(c)                                         55,000            51,112
------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd.
  Deb., 6.50%, 11/15/36(c)                           240,000           195,216
------------------------------------------------------------------------------
                                                                       614,348
==============================================================================

MULTI-LINE INSURANCE--0.26%

American International Group, Inc.,
  Jr. Sub. Deb., 8.18%, 05/15/58(b)(c)                80,000            11,900
------------------------------------------------------------------------------
Liberty Mutual Group, Jr. Gtd. Sub.
  Notes, 10.75%, 06/15/58(b)(c)                       80,000            60,728
------------------------------------------------------------------------------
                                                                        72,628
==============================================================================

MULTI-SECTOR HOLDINGS--1.07%

Capmark Financial Group, Inc., Sr.
  Unsec. Gtd. Floating Rate Global
  Notes, 3.45%, 05/10/10(c)(e)                       430,000           301,215
==============================================================================

MULTI-UTILITIES--1.36%

Dominion Resources Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%,
  12/01/27(c)                                        400,000           383,264
==============================================================================

OFFICE ELECTRONICS--0.31%

Xerox Corp., Sr. Unsec. Notes, 5.65%,
  05/15/13(c)                                         90,000            87,307
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.44%

XTO Energy Inc., Sr. Unsec. Unsub.
  Notes, 5.75%, 12/15/13(c)                          130,000           125,235
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--8.95%

Allstate Life Global Funding Trusts,
  Medium-Term Global Notes, 5.38%,
  04/30/13(c)                                        140,000           135,689
------------------------------------------------------------------------------
BankAmerica Capital II,--Series 2, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.00%, 12/15/26(c)                     130,000           115,654
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--(CONTINUED)

BankAmerica Capital III, Jr. Unsec.
  Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities, 3.36%,
  01/15/27(c)(e)                             $       410,000   $       286,846
------------------------------------------------------------------------------
Citigroup Inc.-Series E, Jr. Sub.
  Notes, 8.40% (c)(f)                                135,000            85,556
------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec.
  Notes, 4.75%, 05/01/13(c)                          115,000           109,729
------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes,
  6.85%, 06/15/17(c)                                 210,000           174,330
------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands),
  Notes, 4.69%, 11/14/08(b)(c)                       320,000           320,648
------------------------------------------------------------------------------
NB Capital Trust IV, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities,
  8.25%, 04/15/27(c)                                 470,000           428,126
------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
  1999-2, Class A1, Sr. Unsec. Global
  Bonds, 9.69%, 08/15/09(c)                          134,000           136,720
------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%,
  03/15/30(b)(i)                                     453,889           226,945
------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)-Class A-1a, Sr. Sec.
  Floating Rate Notes, 3.13%,
  01/25/36 (Acquired 03/21/05; Cost
  $396,217)(b)(c)(e)(g)                              396,217           151,305
------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust
  (Bermuda), Floating Rate Pass
  Through Ctfs., 3.49% (Acquired
  12/07/04-04/03/06; Cost
  $130,332)(b)(c)(e)(f)(g)                           130,000            13,163
------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  3.74% (Acquired 11/20/06; Cost
  $220,260)(b)(c)(e)(f)(g)                           220,000             4,675
------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Unsec.
  Gtd. Sub. Euro Bonds, 8.75% (c)(f)                 250,000           248,166
------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd.
  Notes, 5.88%, 07/15/17(b)(c)                        86,445            83,968
------------------------------------------------------------------------------
                                                                     2,521,520
==============================================================================

PACKAGED FOODS & MEATS--0.90%

Kraft Foods Inc.,
  Sr. Unsec. Notes,
  6.13%, 08/23/18(c)                                 135,000           128,189
------------------------------------------------------------------------------
  6.88%, 01/26/39(c)                                 135,000           124,828
------------------------------------------------------------------------------
                                                                       253,017
==============================================================================

PAPER PRODUCTS--0.69%

International Paper Co., Sr. Unsec.
  Unsub. Notes, 5.13%, 11/15/12(c)                    80,000            76,052
------------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec.
  Global Notes, 9.25%, 02/15/13(c)                   140,000           117,950
------------------------------------------------------------------------------
                                                                       194,002
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. DIVERSIFIED INCOME FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--8.90%

Chubb Corp.,
  Sr. Notes,
  5.75%, 05/15/18(c)                         $        50,000   $        45,167
------------------------------------------------------------------------------
  -Series 1,
  Sr. Notes,
  6.50%, 05/15/38(c)                                  50,000            44,010
------------------------------------------------------------------------------
First American Capital Trust I, Gtd.                 790,000           776,526
  Trust Pfd. Capital Securities,
  8.50%, 04/15/12(c)
------------------------------------------------------------------------------
North Front Pass-Through Trust, Sec.
  Pass Through Ctfs., 5.81%,
  12/15/24(b)(c)                                     350,000           325,549
------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds, 8.00%,
  09/15/34(b)(c)                                     330,000           304,668
------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%
  (b)(c)(f)                                          870,000           685,051
------------------------------------------------------------------------------
QBE Capital Funding II L.P.
  (Australia), Unsec. Gtd. Sub.
  Bonds, 6.80% (b)(c)(f)                             400,000           325,718
------------------------------------------------------------------------------
                                                                     2,506,689
==============================================================================

REGIONAL BANKS--3.09%

Cullen/Frost Capital Trust I, Jr.
  Unsec. Gtd. Sub. Floating Rate
  Deb., 4.36%, 03/01/34(c)(e)                        600,000           212,040
------------------------------------------------------------------------------
PNC Capital Trust C, Unsec. Gtd. Sub.
  Floating Rate Trust Pfd. Capital
  Securities, 3.38%, 06/01/28(c)(e)                  100,000            85,139
------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
  Notes, 6.05%, 06/01/17(c)                          480,000           407,443
------------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(c)                                        175,000           165,181
------------------------------------------------------------------------------
                                                                       869,803
==============================================================================

REINSURANCE--0.28%

Stingray Pass-Through Trust, Pass
  Through Ctfs., 5.90%, 01/12/15
  (Acquired 01/07/05-11/03/05; Cost
  $493,840)(b)(c)(g)                                 500,000            77,500
------------------------------------------------------------------------------
SEMICONDUCTORS-0.28%
Viasystems Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.50%, 01/15/11(c)                   80,000            78,000
------------------------------------------------------------------------------
SPECIALIZED REIT'S-0.98%
HCP, Inc., Sr. Unsec. Medium-Term
  Notes, 6.70%, 01/30/18(c)                          140,000           121,196
------------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec.
  Notes, 5.88%, 05/15/15(c)                          175,000           155,778
------------------------------------------------------------------------------
                                                                       276,974
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.69%
Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(c)                         $       100,000  $         99,161
------------------------------------------------------------------------------
  6.05%, 05/01/17(c)                                 100,000            95,128
------------------------------------------------------------------------------
                                                                       194,289
==============================================================================

STEEL--0.66%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  6.05%, 06/01/17(c)                                 150,000           125,390
------------------------------------------------------------------------------
  6.65%, 06/01/37(c)                                  80,000            59,176
------------------------------------------------------------------------------
                                                                       184,566
==============================================================================

THRIFTS & MORTGAGE FINANCE--2.25%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Floating Rate
    Medium-Term Notes,
  2.93%, 01/05/09(c)(e)                              260,000           256,100
------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Medium-Term Global
    Notes,
  5.80%, 06/07/12(c)                                 160,000           136,000
------------------------------------------------------------------------------
  -Series B,
  Sr. Unsec. Gtd. Floating Rate Putable
    Global Notes,
  0.55%, 05/15/37(c)(e)                              260,000           240,064
------------------------------------------------------------------------------
                                                                       632,164
==============================================================================

TOBACCO--0.61%

Philip Morris International Inc., Sr.
  Unsec. Unsub. Global Notes, 5.65%,
  05/16/18(c)                                        190,000           172,907
------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-1.79%
United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(c)                                  80,000            67,200
------------------------------------------------------------------------------
Western Power Distribution Holdings
  Ltd. (United Kingdom), Sr. Unsec.
  Unsub. Notes, 7.38%, 12/15/28(b)(c)                375,000           436,519
------------------------------------------------------------------------------
                                                                       503,719
==============================================================================

TRUCKING--3.21%

Roadway Corp., Sr. Sec. Gtd. Global
  Notes, 8.25%, 12/01/08(c)                          910,000           902,611
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.45%

Nextel Communications, Inc.-Series D,
  Sr. Unsec. Gtd. Notes, 7.38%,
  08/01/15(c)                                        710,000           479,855
------------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec. Bonds,
  9.25%, 04/15/22(c)                                 235,000           209,955
------------------------------------------------------------------------------
                                                                       689,810
==============================================================================
    Total Bonds & Notes
      (Cost $26,897,694)                                            21,823,914
==============================================================================

AIM V.I. DIVERSIFIED INCOME FUND

                                                PRINCIPAL
                                                  AMOUNT             VALUE
------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
  SECURITIES--11.04%
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)--1.46%

  8.50%, 03/01/10(c)                         $            71   $            74
------------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(c)                      19,844            20,529
------------------------------------------------------------------------------
  6.00%, 05/01/17 to 11/01/33(c)                     207,986           211,736
------------------------------------------------------------------------------
  5.50%, 09/01/17(c)                                  69,833            70,990
------------------------------------------------------------------------------
  7.00%, 08/01/21(c)                                 100,982           106,232
------------------------------------------------------------------------------
                                                                       409,561
==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--8.89%

  Pass Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32(c)                      33,405            35,148
------------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(c)                      54,280            56,195
------------------------------------------------------------------------------
  5.00%, 11/01/18(c)                                  65,583            65,809
------------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29(c)                      98,802           107,034
------------------------------------------------------------------------------
  6.50%, 05/01/31(c)(j)                               82,444            85,276
------------------------------------------------------------------------------
  8.00%, 04/01/32(c)                                   6,158             6,667
------------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 10/01/23(c)(k)                              270,000           272,152
------------------------------------------------------------------------------
  6.00%, 10/01/23(c)(k)                              360,000           366,694
------------------------------------------------------------------------------
  5.50%, 10/01/38(c)                               1,000,000           997,344
------------------------------------------------------------------------------
  6.50%, 10/01/38(c)(k)                              499,000           511,709
------------------------------------------------------------------------------
                                                                     2,504,028
==============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)--0.69%

  Pass Through Ctfs.,
  7.50%, 06/15/23(c)                                  14,043            15,163
------------------------------------------------------------------------------
  8.50%, 11/15/24(c)                                  12,537            13,884
------------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31(c)                       4,144             4,359
------------------------------------------------------------------------------
  6.50%, 11/15/31 to 09/15/32(c)                      29,360            30,204
------------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(c)                      45,185            46,028
------------------------------------------------------------------------------
  5.50%, 02/15/34(c)(j)                               85,547            85,845
------------------------------------------------------------------------------
                                                                       195,483
==============================================================================
     Total U.S. Government Mortgage-Backed
      Securities
      (Cost $3,124,260)                                              3,109,072
==============================================================================

                                                  SHARES
------------------------------------------------------------------------------
PREFERRED STOCKS--6.94%

OFFICE SERVICES & SUPPLIES--2.78%

Pitney Bowes International Holdings Inc.,
  -Series D, 4.85% Pfd.(b)(c)                              8           781,122
==============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--3.46%

Auction Pass Through Trust -Series
  2007-T2, Class A, 7.78% Pfd.
  (Acquired 12/14/07; Cost $975,000)(b)(g)                13           975,006
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES--0.70%

Telephone & Data Systems, Inc. -Series A,
  7.60% Pfd.(l)                                       12,000   $       197,880
==============================================================================
     Total Preferred Stocks
      (Cost $2,053,773)                                              1,954,008
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--4.18%

U.S. TREASURY BILLS--0.27%

  1.60%, 10/23/08(j)(m)                      $            75            74,927
------------------------------------------------------------------------------
U.S. TREASURY NOTES--3.91%

  4.88%, 10/31/08(n)                                   1,100         1,102,641
------------------------------------------------------------------------------
     Total U.S. Treasury Securities
      (Cost $1,177,568)                                              1,177,568
==============================================================================

ASSET-BACKED SECURITIES--3.12%

COLLATERALIZED MORTGAGE OBLIGATIONS--0.37%

Federal Home Loan Bank-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(c)                                        104,269           105,462
==============================================================================

HOME EQUITY LOAN-0.57%

Countrywide Asset-Backed
  Certificates,-Series 2007-4, Class
  A1B, Pass Through Ctfs., 5.81%,
  09/25/37(c)                                        164,732           159,911
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.18%

Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19(b)(c)               675,000           589,760
------------------------------------------------------------------------------
Patron's Legacy 2004-I-LILACS-I-Series
   A, Ctfs., 6.67%, 05/04/18 (Acquired
   04/30/04; Cost $27,779)(b)(g)                      27,779            22,640
------------------------------------------------------------------------------
                                                                       612,400
==============================================================================
     Total Asset-Backed Securities
      (Cost $1,056,236)                                                877,773
==============================================================================

MUNICIPAL OBLIGATIONS--2.96%

Blount (County of), Tennessee Health &
  Educational Facilities Board (Asbury
  Inc.); Series 2007 B Ref. Taxable RB,
  7.50%, 04/01/09(c)                                  30,000            29,942
------------------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005
  A-1 Taxable Capital Improvement Limited
  Tax GO (INS-Ambac Assurance Corp.)
   4.96%, 04/01/20(c)(d)                             130,000           114,772
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

                                                PRINCIPAL
                                                  AMOUNT             VALUE
------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-(CONTINUED)

Florida (State of) Development Finance
  Corp. (Palm Bay Academy Inc.); Series
  2006 B Taxable RB,
  7.50%, 05/15/17(c)                         $        65,000   $        63,033
------------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project No. 3);
  Series 2003 Taxable Allocation RB
  (INS-MBIA Insurance Corp.)
  6.10%, 05/01/24(c)(d)                              650,000           626,574
==============================================================================
     Total Municipal Obligations
      (Cost $888,879)                                                  834,321
==============================================================================

U.S. GOVERNMENT AGENCY SECURITIES--2.62%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--1.06%

Sr. Unsec. Floating Rate Global Notes,
  6.16%, 02/17/09(c)(e)                              300,000           300,375
==============================================================================

STUDENT LOAN MARKETING ASSOCIATION--1.56%

SLM Corp.,
  Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  1.57%, 03/15/10(c)(e)                              200,000           179,538
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium-Term Notes,
  5.05%, 11/14/14(c)                                 400,000           259,174
------------------------------------------------------------------------------
                                                                       438,712
==============================================================================
     Total U.S. Government Agency Securities
      (Cost $855,985)                                                  739,087
==============================================================================

                                                  SHARES
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--0.14%

BROADCASTING-0.14%

Adelphia Communications Corp., Sr. Notes,
  10.88%, 10/01/10(l)                                    900             4,106
------------------------------------------------------------------------------
Adelphia Recovery Trust -Series ACC-1 (l)             87,412             2,622
------------------------------------------------------------------------------
Time Warner Cable, Inc. -Class A (l)                   1,295            31,340
==============================================================================
     Total Common Stocks & Other Equity
      Interests
      (Cost $86,570)                                                    38,068
==============================================================================
TOTAL INVESTMENTS--108.51%
  (Cost $36,140,965)                                                30,553,811
==============================================================================
OTHER ASSETS LESS LIABILITIES-(8.51)%                               (2,396,214)
==============================================================================
NET ASSETS-100.00%                                             $    28,157,597
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures

GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
Ref.   -- Refunding
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $8,398,986, which represented 29.83% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid as of September 30, 2008.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $27,786,704, which represented 98.68% of the Fund's Net Assets. See Note 1A.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.

(f)  Perpetual bond with no specified maturity date.

(g) Security considered to be illiquid as of September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2008 was $1,496,477, which represented 5.31% of the Fund's Net Assets.

(h) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2008 represented 0.03% of the Fund's Net Assets.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 0.81% of the Fund's Net Assets. See Note 1A.

(j) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(l) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(m) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(n) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1I and Note 4.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. DIVERSIFIED INCOME FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

AIM V.I. DIVERSIFIED INCOME FUND

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. DIVERSIFIED INCOME FUND

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. DIVERSIFIED INCOME FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 -- Quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
============================================================
Level 1                $   229,220           $   (22,434)
------------------------------------------------------------
Level 2                 30,324,591            (1,061,763)
------------------------------------------------------------
Level 3                         --                    --
============================================================
                       $30,553,811           $(1,084,197)
============================================================

* Other investments include futures contracts and swap agreements, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS

                           OPEN FUTURES CONTRACTS AT PERIOD-END
----------------------------------------------------------------------------------------
                                                                            UNREALIZED
                              NUMBER OF        MONTH/                      APPRECIATION
         CONTRACT             CONTRACTS      COMMITMENT         VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       21      December-08/Long   $2,407,125      $(14,500)
----------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds       19      December-08/Long    2,226,266        (7,934)
========================================================================================
   TOTAL                                                     $4,633,391      $(22,434)
========================================================================================

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

-------------------------------------------------------------------------------------------------------------------------
                                                                                                 NOTIONAL    UNREALIZED
                                                           BUY/SELL   (PAY)/RECEIVE  EXPIRATION   AMOUNT    APPRECIATION
      COUNTERPARTY                REFERENCE ENTITY        PROTECTION    FIXED RATE      DATE       (000)   (DEPRECIATION)
=========================================================================================================================
Merrill Lynch International  AMBAC Financial Group, Inc.     Sell        2.30%        12/20/08    $   470   $   (34,656)
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  AMBAC Financial Group, Inc.     Sell        6.75%        12/20/08        230       (14,713)
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International     Assured Guaranty Corp.       Sell        5.00%        03/20/09        235       (12,258)
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    Lehman Brothers Holdings      Sell        0.90%        09/20/08        430      (363,350)
                                       Inc.(a)
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International         Morgan Stanley           Sell        2.30%        12/20/08        445       (21,289)
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.              CDX North America          Sell        1.40%(b)     12/20/12      4,000      (452,417)
   International               Investment Grade High
   PLC                            Volatility Index
-------------------------------------------------------------------------------------------------------------------------
UBS AG                       AMBAC Financial Group, Inc.     Sell        5.10%        12/20/08        230       (15,546)
-------------------------------------------------------------------------------------------------------------------------
UBS AG                       AMBAC Financial Group, Inc.     Sell       11.00%        12/20/08        410       (22,405)
-------------------------------------------------------------------------------------------------------------------------
UBS AG                            CDX North America          Sell        3.50%(c)     06/20/13      5,000      (112,207)
                                Investment Grade High
                                   Volatility Index
-------------------------------------------------------------------------------------------------------------------------
UBS AG                           Istar Financial Inc.        Sell        5.00%(d)     03/20/09        215       (14,908)
-------------------------------------------------------------------------------------------------------------------------
UBS AG                            Pulte Homes, Inc.          Sell        4.20%        12/20/08        470         1,986
=========================================================================================================================
TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                              $12,135   $(1,061,763)
=========================================================================================================================

(a)  On September 15, 2008, Lehman Brothers Holdings filed for bankruptcy.

(b)  Unamortized discount at period-end of $9,319.

(c)  Unamortized premium at period-end of $36,317.

(d)  Unamortized premium at period-end of $8,093.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $7,942,734 and $15,840,383, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,182,255 and $1,060,000. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $        67,046
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (5,656,919)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $    (5,589,873)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $36,143,684.

                             AIM V.I. DYNAMICS FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com          I-VIDYN-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. DYNAMICS FUND


SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.42%

AEROSPACE & DEFENSE--1.00%

Precision Castparts Corp.                                 8,242  $       649,305
================================================================================

APPAREL RETAIL--3.30%

Aeropostale, Inc. (b)                                    32,578        1,046,079
--------------------------------------------------------------------------------
Guess?, Inc.                                             17,547          610,460
--------------------------------------------------------------------------------
Urban Outfitters, Inc. (b)                               15,140          482,512
================================================================================
                                                                       2,139,051
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.51%

Hanesbrands, Inc. (b)                                    55,645        1,210,279
--------------------------------------------------------------------------------
Under Armour, Inc. -Class A (b)                          13,188          418,851
================================================================================
                                                                       1,629,130
================================================================================

APPLICATION SOFTWARE--4.21%

Amdocs Ltd. (b)                                          28,855          790,050
--------------------------------------------------------------------------------
ANSYS, Inc. (b)                                          20,979          794,475
--------------------------------------------------------------------------------
Solera Holdings Inc. (b)                                 39,869        1,145,037
================================================================================
                                                                       2,729,562
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.42%

Affiliated Managers Group, Inc. (b)                      12,584        1,042,584
--------------------------------------------------------------------------------
Riskmetrics Group Inc. (b)                               27,040          529,173
================================================================================
                                                                       1,571,757
================================================================================

AUTOMOTIVE RETAIL--1.08%

O'Reilly Automotive, Inc. (b)                            26,101          698,724
================================================================================

BIOTECHNOLOGY--2.36%

Genzyme Corp. (b)                                        10,317          834,542
--------------------------------------------------------------------------------
United Therapeutics Corp. (b)                             6,625          696,751
================================================================================
                                                                       1,531,293
================================================================================

CASINOS & GAMING--1.06%

Scientific Games Corp. -Class A (b)                      29,894          688,160
================================================================================

COMMUNICATIONS EQUIPMENT--2.14%

CommScope, Inc. (b)                                      25,237          874,210
--------------------------------------------------------------------------------
Juniper Networks, Inc. (b)                               24,314          512,296
================================================================================
                                                                       1,386,506
================================================================================

COMPUTER & ELECTRONICS RETAIL--0.93%

GameStop Corp. -Class A (b)                              17,567          600,967
================================================================================

COMPUTER STORAGE & PERIPHERALS--2.23%

Logitech International S.A.
  (Switzerland)(b)(c)                                    22,239          506,774
--------------------------------------------------------------------------------
NetApp, Inc. (b)                                         51,583          940,358
================================================================================
                                                                       1,447,132
================================================================================


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.28%

Foster Wheeler Ltd. (b)                                   8,331  $       300,832
--------------------------------------------------------------------------------
Quanta Services, Inc. (b)                                24,135          651,886
--------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                                17,002          522,472
================================================================================
                                                                       1,475,190
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS--1.68%

Bucyrus International, Inc.                              17,488          781,364
--------------------------------------------------------------------------------
Joy Global Inc.                                           6,875          310,337
================================================================================
                                                                       1,091,701
================================================================================

CONSUMER FINANCE--1.32%

SLM Corp. (b)                                            69,405          856,458
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.91%

Alliance Data Systems Corp. (b)                          19,485        1,234,959
================================================================================

DRUG RETAIL--1.76%

Shoppers Drug Mart Corp. (Canada)                        23,680        1,142,559
================================================================================

EDUCATION SERVICES--2.96%

Apollo Group Inc. -Class A (b)                           19,513        1,157,121
--------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                        9,411          761,444
================================================================================
                                                                       1,918,565
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.85%

General Cable Corp. (b)                                  15,439          550,092
================================================================================

ELECTRONIC COMPONENTS--1.33%

Amphenol Corp. -Class A                                  21,444          860,762
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.38%

Allied Waste Industries, Inc. (b)                        22,414          249,020
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.47%

Intrepid Potash, Inc. (b)                                10,108          304,655
================================================================================

GENERAL MERCHANDISE STORES--1.03%

Dollar Tree, Inc. (b)                                    18,384          668,442
================================================================================

HEALTH CARE EQUIPMENT--1.17%

Hologic, Inc. (b)                                        20,587          397,947
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. (b)                              1,500          361,470
================================================================================
                                                                         759,417
================================================================================

HEALTH CARE SERVICES--3.48%

Amedisys, Inc. (b)                                       14,265          694,277
--------------------------------------------------------------------------------
Express Scripts, Inc. (b)                                 9,512          702,176
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)                 12,400          861,800
================================================================================
                                                                       2,258,253
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DYNAMICS FUND


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--1.61%

Jarden Corp. (b)                                         44,373  $     1,040,547
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--1.67%

Dynegy Inc. -Class A (b)                                 42,938          153,718
--------------------------------------------------------------------------------
KGEN Power Corp. (Acquired 01/12/07;
  Cost $865,032)(b)(d)(e)                                61,788          926,820
================================================================================
                                                                       1,080,538
================================================================================

INDUSTRIAL MACHINERY--0.26%

Flowserve Corp.                                           1,928          171,149
================================================================================

INTERNET SOFTWARE & SERVICES--0.50%

Google Inc. -Class A (b)                                    807          323,220
================================================================================

INVESTMENT BANKING & BROKERAGE--3.09%

Lazard Ltd. -Class A  (Bermuda)                          28,682        1,226,442
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                          48,125          779,625
================================================================================
                                                                       2,006,067
================================================================================

IT CONSULTING & OTHER SERVICES--1.06%

Cognizant Technology Solutions Corp.
  -Class A (b)                                           30,092          687,000
================================================================================

LIFE SCIENCES TOOLS & SERVICES--2.66%

Pharmaceutical Product Development, Inc.                 21,042          870,087
--------------------------------------------------------------------------------
Waters Corp. (b)                                         14,735          857,282
================================================================================
                                                                       1,727,369
================================================================================

MANAGED HEALTH CARE--2.41%

Aveta, Inc.  (Acquired 12/21/05 - 05/22/06;
  Cost $1,300,095)(b)(d)(e)                              90,000          720,000
--------------------------------------------------------------------------------
Humana Inc. (b)                                          20,517          845,300
================================================================================
                                                                       1,565,300
================================================================================

METAL & GLASS CONTAINERS--4.64%

Crown Holdings, Inc. (b)                                 58,520        1,299,729
--------------------------------------------------------------------------------
Owens-Illinois, Inc. (b)                                 17,650          518,910
--------------------------------------------------------------------------------
Pactiv Corp. (b)                                         47,959        1,190,822
================================================================================
                                                                       3,009,461
================================================================================

OIL & GAS DRILLING--2.53%

Hercules Offshore, Inc. (b)                              36,747          557,084
--------------------------------------------------------------------------------
Noble Corp.                                              24,681        1,083,496
================================================================================
                                                                       1,640,580
================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.02%

FMC Technologies, Inc. (b)                               21,771        1,013,440
--------------------------------------------------------------------------------
HIS Inc. -Class A (b)                                    18,240          868,954
--------------------------------------------------------------------------------
Smith International, Inc.                                12,380          725,963
================================================================================
                                                                       2,608,357
================================================================================


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--1.34%

Southwestern Energy Co. (b)                              28,450  $       868,863
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.51%

Williams Cos., Inc. (The)                                41,345          977,809
================================================================================

PERSONAL PRODUCTS--1.49%

Estee Lauder Cos. Inc. (The) -Class A                    19,302          963,363
================================================================================

PROPERTY & CASUALTY INSURANCE--1.79%

XL Capital Ltd. -Class A                                 64,791        1,162,351
================================================================================

PUBLISHING--1.29%

McGraw-Hill Cos., Inc. (The)                             26,430          835,452
================================================================================

RESEARCH & CONSULTING SERVICES--1.06%

Equifax Inc.                                             19,900          685,555
================================================================================

RESTAURANTS--1.19%

Burger King Holdings Inc.                                31,469          772,879
================================================================================

SECURITY & ALARM SERVICES--2.00%

Corrections Corp. of America (b)                         52,243        1,298,239
================================================================================

SEMICONDUCTOR EQUIPMENT--2.44%

ASML Holding N.V. (Netherlands)(c)                       14,822          264,625
--------------------------------------------------------------------------------
ASML Holding N.V. -New York Shares
  (Netherlands)                                          10,694          188,321
--------------------------------------------------------------------------------
Lam Research Corp. (b)                                   35,803        1,127,437
================================================================================
                                                                       1,580,383
================================================================================

SEMICONDUCTORS--4.74%

Altera Corp.                                             45,498          940,898
--------------------------------------------------------------------------------
Intersil Corp. -Class A                                  42,562          705,678
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                          41,187          745,485
--------------------------------------------------------------------------------
ON Semiconductor Corp. (b)                              100,838          681,665
================================================================================
                                                                       3,073,726
================================================================================

SPECIALIZED FINANCE--2.40%

Moody's Corp.                                            33,021        1,122,714
--------------------------------------------------------------------------------
MSCI Inc.- Class A (b)                                   17,985          431,640
================================================================================
                                                                       1,554,354
================================================================================

SPECIALTY STORES--0.69%

Ulta Salon, Cosmetics & Fragrance, Inc. (b)              33,506          444,960
================================================================================

SYSTEMS SOFTWARE--3.00%

Check Point Software Technologies Ltd.
  (Israel)(b)                                            40,227          914,762
--------------------------------------------------------------------------------
McAfee Inc. (b)                                          30,264        1,027,765
================================================================================
                                                                       1,942,527
================================================================================

TRUCKING--3.38%

Con-way Inc.                                             19,502          860,233
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                     13,239          441,786
--------------------------------------------------------------------------------
Landstar System, Inc.                                    20,235          891,554
================================================================================
                                                                       2,193,573
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DYNAMICS FUND


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.79%

American Tower Corp. -Class A (b)                        10,996  $       395,526
--------------------------------------------------------------------------------
Crown Castle International Corp. (b)                     22,406          649,102
--------------------------------------------------------------------------------
SBA Communications Corp. -Class A (b)                    29,430          761,354
================================================================================
                                                                       1,805,982
================================================================================
  Total Common Stocks
    (Cost $72,429,964)                                                64,461,264
================================================================================


                                                   PRINCIPAL
                                                     AMOUNT
--------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.12%
  1.82%, 03/05/09 (f)(g)
  (Cost $74,412)                                $        75,000           74,601
================================================================================


                                                     SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.96%

Liquid Assets Portfolio -Institutional
  Class(h)                                              311,234          311,234
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(h)               311,234          311,234
================================================================================
    Total Money Market Funds
      (Cost $622,468)                                                    622,468
================================================================================
TOTAL INVESTMENTS--100.50%
  (Cost $73,126,844)                                                  65,158,333
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.50)%                                  (322,397)
================================================================================
NET ASSETS--100.00%                                              $    64,835,936
________________________________________________________________________________
================================================================================


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $771,399, which represented 1.19% of the Fund's Net Assets. See Note 1A.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2008 was $1,646,820, which represented 2.54% of the Fund's Net Assets. See Note 1A.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $1,646,820, which represented 2.54% of the Fund's Net Assets. These securities are considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2008 represented 0.12% of the Fund's Net Assets. See Note 1A.

(g) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DYNAMICS FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. DYNAMICS FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM V.I. DYNAMICS FUND


F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

AIM V.I. DYNAMICS FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                     $62,665,513
---------------------------------------
Level 2                         846,000
---------------------------------------
Level 3                       1,646,820
=======================================
                            $65,158,333
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $73,876,174 and $98,684,772, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  3,024,551
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (11,030,150)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (8,005,599)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $73,163,932.

                        AIM V.I. FINANCIAL SERVICES FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com           I-VIFSE-QTR-1 09/08          Invesco Aim Advisors, Inc.

AIM V.I. FINANCIAL SERVICES FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.46%

ASSET MANAGEMENT & CUSTODY BANKS--7.73%

Blackstone Group L.P. (The)                              38,465  $       590,053
--------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                        54,047        1,559,256
--------------------------------------------------------------------------------
Legg Mason, Inc.                                         36,100        1,373,966
--------------------------------------------------------------------------------
State Street Corp.                                       28,580        1,625,630
================================================================================
                                                                       5,148,905
================================================================================

CONSUMER FINANCE--14.02%

American Express Co.                                     77,600        2,749,368
--------------------------------------------------------------------------------
AmeriCredit Corp. (b)                                    95,800          970,454
--------------------------------------------------------------------------------
Capital One Financial Corp.                              82,970        4,231,470
--------------------------------------------------------------------------------
SLM Corp. (b)                                           111,978        1,381,808
================================================================================
                                                                       9,333,100
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.50%

Automatic Data Processing, Inc.                          38,884        1,662,291
================================================================================

DIVERSIFIED BANKS--0.66%

U.S. Bancorp                                             12,127          436,815
================================================================================

DIVERSIFIED CAPITAL MARKETS--1.99%

UBS AG - (Switzerland)(b)                                75,655        1,326,989
================================================================================

INSURANCE BROKERS--6.45%

Marsh & McLennan Cos., Inc.                              89,585        2,845,220
--------------------------------------------------------------------------------
National Financial Partners Corp.                        96,344        1,445,160
================================================================================
                                                                       4,290,380
================================================================================

INVESTMENT BANKING & BROKERAGE--11.04%

FBR Capital Markets Corp. (b)                           255,378        1,654,849
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               145,802        3,688,791
--------------------------------------------------------------------------------
Morgan Stanley                                           87,110        2,003,530
================================================================================
                                                                       7,347,170
================================================================================

LIFE & HEALTH INSURANCE--3.89%

Prudential Financial, Inc.                                6,953          500,616
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                           40,189        2,089,828
================================================================================
                                                                       2,590,444
================================================================================

MANAGED HEALTH CARE--1.61%

Coventry Health Care, Inc. (b)                           10,700          348,285
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  28,500          723,615
================================================================================
                                                                       1,071,900
================================================================================

MULTI-LINE INSURANCE--2.39%

Hartford Financial Services Group, Inc. (The)            38,829        1,591,601
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--19.91%

Bank of America Corp.                                    71,076  $     2,487,660
--------------------------------------------------------------------------------
Citigroup Inc.                                          263,189        5,398,006
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    114,872        5,364,523
================================================================================
                                                                      13,250,189
================================================================================

PROPERTY & CASUALTY INSURANCE--5.10%

Syncora Holdings Ltd.                                    91,487          119,848
--------------------------------------------------------------------------------
XL Capital Ltd. -Class A                                182,424        3,272,686
================================================================================
                                                                       3,392,534
================================================================================

REGIONAL BANKS--13.09%

Fifth Third Bancorp                                     198,395        2,360,901
--------------------------------------------------------------------------------
Popular, Inc. (Puerto Rico)                             145,366        1,205,084
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     50,381        2,266,641
--------------------------------------------------------------------------------
Zions Bancorp.                                           74,369        2,878,080
================================================================================
                                                                       8,710,706
================================================================================

SPECIALIZED CONSUMER SERVICES--2.40%

H&R Block, Inc.                                          70,904        1,598,885
================================================================================

SPECIALIZED FINANCE--6.68%

CIT Group, Inc.                                         198,828        1,383,843
--------------------------------------------------------------------------------
Moody's Corp.                                            90,113        3,063,842
================================================================================
                                                                       4,447,685
================================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $85,030,928)                                    66,199,594
================================================================================

MONEY MARKET FUNDS--0.23%

Liquid Assets Portfolio-Institutional Class(c)           77,254           77,254
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)                 77,254           77,254
================================================================================
    Total Money Market Funds
      (Cost $154,508)                                                    154,508
================================================================================
TOTAL INVESTMENTS--99.69%
  (Cost $85,185,436)                                                  66,354,102
================================================================================
OTHER ASSETS LESS LIABILITIES--0.31%                                     207,177
================================================================================
NET ASSETS--100.00%                                              $    66,561,279
________________________________________________________________________________
================================================================================


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. FINANCIAL SERVICES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. FINANCIAL SERVICES FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM V.I. FINANCIAL SERVICES FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                     $66,354,102
---------------------------------------
Level 2                              --
---------------------------------------
Level 3                              --
=======================================
                            $66,354,102
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $40,819,267 and $25,758,097, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $    3,736,640
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (23,435,699)
======================================================================================
Net unrealized appreciation (depreciation) of investment securities     $  (19,699,059)
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $86,053,161.

                        AIM V.I. GLOBAL HEALTH CARE FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-VIGHC-QTR-1 09/08         Invesco Aim Advisors, Inc.

AIM V.I. GLOBAL HEALTH CARE FUND


SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--96.57%

BIOTECHNOLOGY--21.13%

Altus Pharmaceuticals Inc. (b)(c)                        40,906  $        45,406
--------------------------------------------------------------------------------
Amgen Inc. (b)(c)                                        98,497        5,837,917
--------------------------------------------------------------------------------
Array BioPharma Inc. (b)(c)                              75,612          580,700
--------------------------------------------------------------------------------
Avigen, Inc. (b)(c)                                     127,233          508,932
--------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc. (b)(c)                      89,018        2,358,087
--------------------------------------------------------------------------------
Celgene Corp. (b)(c)                                    102,308        6,474,050
--------------------------------------------------------------------------------
Genentech, Inc. (b)(c)                                   52,506        4,656,232
--------------------------------------------------------------------------------
Gentium Spa -ADR (Italy)(b)(c)                           41,400           67,068
--------------------------------------------------------------------------------
Genzyme Corp. (b)(c)                                    100,717        8,146,998
--------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)(c)                            142,970        6,516,572
--------------------------------------------------------------------------------
Incyte Corp. (b)(c)                                      53,715          410,920
--------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. (b)(c)                        26,161          946,505
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)(c)                         45,893        2,262,066
--------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (b)(c)                       43,642        1,019,041
--------------------------------------------------------------------------------
United Therapeutics Corp. (b)(c)                         25,092        2,638,926
================================================================================
                                                                      42,469,420
================================================================================

DRUG RETAIL--3.20%

CVS Caremark Corp. (b)                                  155,983        5,250,388
--------------------------------------------------------------------------------
Drogasil S.A. (Brazil)                                  146,520          781,358
--------------------------------------------------------------------------------
Rite Aid Corp. (b)(c)(d)                                501,994          406,615
================================================================================
                                                                       6,438,361
================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.86%

Agilent Technologies, Inc. (c)                           58,473        1,734,309
================================================================================

HEALTH CARE DISTRIBUTORS--2.35%

Animal Health International, Inc. (c)                   120,033          989,072
--------------------------------------------------------------------------------
Celesio AG (Germany)(e)                                  34,138        1,497,520
--------------------------------------------------------------------------------
McKesson Corp. (b)                                       41,508        2,233,545
================================================================================
                                                                       4,720,137
================================================================================

HEALTH CARE EQUIPMENT--15.30%

American Medical Systems
  Holdings, Inc. (b)(c)                                 160,965        2,858,739
--------------------------------------------------------------------------------
Becton, Dickinson and Co. (b)                            38,300        3,073,958
--------------------------------------------------------------------------------
Covidien Ltd. (b)                                        45,465        2,444,198
--------------------------------------------------------------------------------
Dexcom Inc. (b)(c)                                      128,931          798,083
--------------------------------------------------------------------------------
Hologic, Inc. (b)(c)                                    123,331        2,383,988
--------------------------------------------------------------------------------
Hospira, Inc. (b)(c)                                     51,172        1,954,770
--------------------------------------------------------------------------------
Insulet Corp. (b)(c)                                     74,004        1,030,136
--------------------------------------------------------------------------------
Medtronic, Inc. (b)                                     144,642        7,246,564
--------------------------------------------------------------------------------
Nobel Biocare Holding AG (Switzerland)(e)                28,870          967,834
--------------------------------------------------------------------------------
ResMed Inc. (b)(c)                                       40,778        1,753,454
--------------------------------------------------------------------------------
Smith & Nephew PLC (United Kingdom)(e)                  216,239        2,279,253
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--(CONTINUED)

Wright Medical Group, Inc. (b)(c)                        54,080  $     1,646,195
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)(c)                             35,784        2,310,215
================================================================================
                                                                      30,747,387
================================================================================

HEALTH CARE FACILITIES--2.16%

Assisted Living Concepts Inc.
  -Class A (b)(c)                                       169,902        1,082,276
--------------------------------------------------------------------------------
Rhoen-Klinikum AG (Germany)(e)                          111,813        3,250,105
================================================================================
                                                                       4,332,381
================================================================================

HEALTH CARE SERVICES--6.25%

DaVita, Inc. (c)                                         44,428        2,532,840
--------------------------------------------------------------------------------
Express Scripts, Inc. (b)(c)                             31,522        2,326,954
--------------------------------------------------------------------------------
HMS Holdings Corp. (b)(c)                                35,690          855,132
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)(c)              22,315        1,550,893
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. (c)                         50,248        2,261,160
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (c)                        18,977        1,023,240
--------------------------------------------------------------------------------
Quest Diagnostics Inc.                                   38,887        2,009,291
================================================================================
                                                                      12,559,510
================================================================================

HEALTH CARE SUPPLIES--1.33%

Align Technology, Inc. (b)(c)                            92,636        1,003,248
--------------------------------------------------------------------------------
DENTSPLY International Inc. (b)                          44,565        1,672,970
================================================================================
                                                                       2,676,218
================================================================================

HEALTH CARE TECHNOLOGY--0.61%

Allscripts-Misys Healthcare
  Solutions, Inc. (b)                                    98,301        1,222,864
================================================================================

INDUSTRIAL CONGLOMERATES--0.61%

Teleflex Inc. (b)                                        19,220        1,220,278
================================================================================

LIFE & HEALTH INSURANCE--0.68%

Amil Participacoes S.A. (Brazil)(f)                     230,700        1,358,752
================================================================================
LIFE SCIENCES TOOLS & SERVICES--9.61%

Affymetrix, Inc. (b)(c)                                  67,620          523,379
--------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc. (b)(c)                        25,828        1,000,319
--------------------------------------------------------------------------------
Applied Biosystems, Inc.                                 44,808        1,534,674
--------------------------------------------------------------------------------
Charles River Laboratories
  International, Inc. (c)                                37,074        2,058,719
--------------------------------------------------------------------------------
Invitrogen Corp. (b)(c)                                  37,266        1,408,655
--------------------------------------------------------------------------------
MDS Inc. (Canada)(c)                                     80,896          959,274
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. (b)             90,329        3,735,104
--------------------------------------------------------------------------------
Pharmanet Development Group, Inc. (b)(c)                163,706        1,181,957
--------------------------------------------------------------------------------
Sequenom Inc. (b)(c)                                     42,024        1,118,679
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)(c)                    50,538        2,779,590
--------------------------------------------------------------------------------
Varian Inc. (c)                                          48,359        2,074,601
--------------------------------------------------------------------------------
Waters Corp. (c)                                         16,106          937,047
================================================================================
                                                                      19,311,998
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL HEALTH CARE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE--5.87%

Aetna Inc. (b)                                           40,251  $     1,453,464
--------------------------------------------------------------------------------
AMERIGROUP Corp. (b)(c)                                  69,400        1,751,656
--------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05;
  Cost $1,655,802)(c)(d)(f)(g)                          122,652          981,216
--------------------------------------------------------------------------------
CIGNA Corp. (b)                                          40,875        1,388,933
--------------------------------------------------------------------------------
Health Net Inc. (c)                                      57,549        1,358,156
--------------------------------------------------------------------------------
UnitedHealth Group Inc. (b)                             138,498        3,516,464
--------------------------------------------------------------------------------
WellPoint Inc. (b)(c)                                    28,996        1,356,143
================================================================================
                                                                      11,806,032
================================================================================

PERSONAL PRODUCTS--0.44%

Herbalife Ltd. (b)                                       22,584          892,520
================================================================================

PHARMACEUTICALS--26.17%

Allergan, Inc. (b)                                       60,198        3,100,197
--------------------------------------------------------------------------------
ARYx Therapeutics, Inc. (b)(c)                           82,292          503,627
--------------------------------------------------------------------------------
Auxilium Pharmaceuticals Inc. (c)                        22,959          743,872
--------------------------------------------------------------------------------
Bayer AG (Germany)                                       25,578        1,865,052
--------------------------------------------------------------------------------
Biodel Inc. (b)(c)                                       26,316           88,159
--------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc. (b)(c)                     99,869          886,837
--------------------------------------------------------------------------------
EastPharma Ltd. -GDR
  (Turkey)(c)(d)(f)                                     114,132          257,938
--------------------------------------------------------------------------------
Forest Laboratories, Inc. (c)                            60,646        1,715,069
--------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC
  (United Kingdom)                                      123,220          876,814
--------------------------------------------------------------------------------
Ipsen S.A. (France)(e)                                   35,147        1,582,794
--------------------------------------------------------------------------------
Johnson & Johnson                                        74,493        5,160,875
--------------------------------------------------------------------------------
Laboratorios Almirall S.A.
  (Spain)(e)                                             34,884          321,364
--------------------------------------------------------------------------------
MAP Pharmaceuticals Inc. (b)(c)                          41,710          422,105
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.
  -Class A (b)                                           47,043          701,411
--------------------------------------------------------------------------------
Merck & Co. Inc.                                        195,601        6,173,168
--------------------------------------------------------------------------------
Merck KGaA (Germany)(e)                                  16,176        1,736,388
--------------------------------------------------------------------------------
Novartis AG -ADR
  (Switzerland)(b)                                       56,971        3,010,348
--------------------------------------------------------------------------------
Pfizer Inc.                                             111,214        2,050,786
--------------------------------------------------------------------------------
Pharmstandard -GDR
  (Russia)(c)(d)(f)                                      23,450          412,141
--------------------------------------------------------------------------------
Roche Holding AG
  (Switzerland)(e)                                       33,375        5,202,148
--------------------------------------------------------------------------------
Schering-Plough Corp. (b)                               210,690        3,891,444
--------------------------------------------------------------------------------
Shire PLC -ADR (United Kingdom)(b)                       27,635        1,319,571
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Japan)(e)                                             38,700        1,949,689
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd. -ADR (Israel)(b)                                  34,300        1,570,597
--------------------------------------------------------------------------------
Wyeth                                                   191,119        7,059,936
================================================================================
                                                                      52,602,330
================================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $213,741,813)                                            194,092,497
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.49%

Liquid Assets Portfolio
  -Institutional Class(h)                             3,512,274  $     3,512,274
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(h)                             3,512,274        3,512,274
================================================================================
    Total Money Market Funds
      (Cost $7,024,548)                                                7,024,548
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-100.06%
  (Cost $220,766,361)                                                201,117,045
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--21.87%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $43,953,752)(h)(i)                           43,953,752       43,953,752
================================================================================
TOTAL INVESTMENTS--121.93%
  (Cost $264,720,113)                                                245,070,797
================================================================================
OTHER ASSETS LESS LIABILITIES--(21.93)%                              (44,076,397)
================================================================================
NET ASSETS--100.00%                                              $   200,994,400
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2008.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2008 was $2,057,910, which represented 1.02% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $18,787,095, which represented 9.35% of the Fund's Net Assets. See Note 1A.

(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $3,010,047, which represented 1.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at September 30, 2008.

(g) Security considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2008 represented 0.49% of the Fund's Net Assets.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL HEALTH CARE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. GLOBAL HEALTH CARE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. GLOBAL HEALTH CARE FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

              INVESTMENTS IN       OTHER
INPUT LEVEL     SECURITIES     INVESTMENTS*
-------------------------------------------
Level 1         $224,890,346       $952,365
-------------------------------------------
Level 2           19,199,235             --
-------------------------------------------
Level 3              981,216             --
===========================================
                $245,070,797       $952,365
===========================================

* Other investments include foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM V.I. GLOBAL HEALTH CARE FUND


NOTE 3 -- FOREIGN CURRENCY CONTRACTS


               OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD-END
--------------------------------------------------------------------------
                        CONTRACT TO
SETTLEMENT   ------------------------------------              UNREALIZED
   DATE         DELIVER            RECEIVE          VALUE     APPRECIATION
--------------------------------------------------------------------------
11/10/08     CHF   5,340,000   USD   5,048,452   $4,771,731       $276,721
--------------------------------------------------------------------------
11/10/08     EUR   3,950,000   USD   6,059,300    5,577,833        481,467
--------------------------------------------------------------------------
11/10/08     GBP   1,340,000   USD   2,582,518    2,388,341        194,177
==========================================================================
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                             $952,365
__________________________________________________________________________
==========================================================================


CURRENCY ABBREVIATIONS:

CHF -- SWISS FRANC
EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $98,457,626 and $103,516,348, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.


  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 11,156,289
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (30,947,661)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(19,791,372)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $264,862,169.

                        AIM V.I. GLOBAL REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIGRE-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. GLOBAL REAL ESTATE FUND


SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS--97.32%

AUSTRALIA--9.67%

CFS Retail Property Trust (a)(b)                        896,986  $     1,632,283
--------------------------------------------------------------------------------
Commonwealth Property Office Fund (a)(b)                328,496          384,488
--------------------------------------------------------------------------------
GPT Group (a)(b)                                        456,423          659,314
--------------------------------------------------------------------------------
Stockland (a)(b)                                        450,878        2,012,878
--------------------------------------------------------------------------------
Westfield Group (b)                                     545,810        7,447,497
================================================================================
                                                                      12,136,460
================================================================================

AUSTRIA--0.22%

Conwert Immobilien Invest S.E. (b)(c)                    29,331          277,805
================================================================================

BELGIUM--0.44%

Cofinimmo (b)                                             3,149          550,334
================================================================================

CANADA--3.18%

Boardwalk Real Estate Investment Trust                   21,800          717,346
--------------------------------------------------------------------------------
Cominar Real Estate Investment Trust                     15,500          309,199
--------------------------------------------------------------------------------
H&R Real Estate Investment Trust                         17,500          247,146
--------------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust             32,700          502,368
--------------------------------------------------------------------------------
RioCan Real Estate Investment Trust                     116,200        2,210,994
================================================================================
                                                                       3,987,053
================================================================================

FINLAND--0.35%

Citycon Oyj (b)                                         135,249          445,217
================================================================================

FRANCE--5.39%

Gecina S.A. (b)                                           6,126          664,296
--------------------------------------------------------------------------------
Societe Immobiliere de Location
  pour I'Industrie et le Commerce (b)                     4,584          568,244
--------------------------------------------------------------------------------
Unibail-Rodamco (b)                                      27,156        5,531,575
================================================================================
                                                                       6,764,115
================================================================================

HONG KONG--9.93%

China Overseas Land & Investment Ltd. (b)               964,000        1,167,367
--------------------------------------------------------------------------------
China Resources Land Ltd. (b)                           185,800          195,073
--------------------------------------------------------------------------------
Hang Lung Properties Ltd. (b)                           942,000        2,221,670
--------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (b)                         278,000          835,458
--------------------------------------------------------------------------------
Hysan Development Co. Ltd. (b)                          236,000          613,884
--------------------------------------------------------------------------------
Kerry Properties Ltd. (b)                               232,400          757,934
--------------------------------------------------------------------------------
Link REIT (The) (b)                                     878,000        1,816,650
--------------------------------------------------------------------------------
Sino Land Co. Ltd. (b)                                  492,000          554,348
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (b)                        419,000        4,302,307
================================================================================
                                                                      12,464,691
================================================================================

ITALY--0.25%

Beni Stabili S.p.A. (a)(b)                              334,100          308,641
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN--12.15%

AEON Mall Co., Ltd. (a)(b)                               16,900  $       503,276
--------------------------------------------------------------------------------
Japan Real Estate Investment Corp. (b)                      174        1,398,819
--------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (b)                          253,000        4,973,516
--------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (b)                            232,000        4,467,871
--------------------------------------------------------------------------------
Nippon Building Fund Inc. (b)                               207        1,989,530
--------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc. (b)                     81          553,712
--------------------------------------------------------------------------------
NTT Urban Development Corp. (b)                             527          639,400
--------------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd. (a)(b)           33,000          718,695
================================================================================
                                                                      15,244,819
================================================================================

LUXEMBOURG--0.34%

ProLogis European Properties (b)                         47,900          429,519
================================================================================

NETHERLANDS--2.69%

Corio N.V. (b)                                           29,344        2,102,927
--------------------------------------------------------------------------------
Eurocommercial Properties N.V. (b)                        9,020          394,340
--------------------------------------------------------------------------------
Plaza Centers N.V. (b)                                   60,700           78,921
--------------------------------------------------------------------------------
Wereldhave N.V. (b)                                       8,119          794,355
================================================================================
                                                                       3,370,543
================================================================================

NEW ZEALAND--0.26%

Goodman Property Trust (a)(b)                           413,300          325,108
================================================================================

SINGAPORE--2.17%

Ascendas Real Estate Investment Trust (b)               545,000          721,864
--------------------------------------------------------------------------------
Capitaland Ltd. (b)                                     322,000          701,743
--------------------------------------------------------------------------------
CapitaMall Trust (b)                                    620,000          987,353
--------------------------------------------------------------------------------
Suntec Real Estate Investment Trust (b)                 378,000          307,887
================================================================================
                                                                       2,718,847
================================================================================

SWEDEN--0.43%

Hufvudstaden A.B. (a)(b)                                 70,000          542,849
================================================================================

SWITZERLAND--0.47%

PSP Swiss Property AG (c)                                10,189          587,692
================================================================================

UNITED KINGDOM--7.05%

British Land Co. PLC (b)                                127,112        1,700,524
--------------------------------------------------------------------------------
Derwent London PLC (b)                                   54,775        1,023,248
--------------------------------------------------------------------------------
Hammerson PLC (b)                                        55,766          971,901
--------------------------------------------------------------------------------
Land Securities Group PLC (b)                           126,246        2,849,199
--------------------------------------------------------------------------------
Liberty International PLC (b)                            21,808          378,765
--------------------------------------------------------------------------------
Segro PLC (b)                                           158,458        1,185,478
--------------------------------------------------------------------------------
Shaftesbury PLC (b)                                      96,905          732,295
================================================================================
                                                                       8,841,410
================================================================================

UNITED STATES--42.33%

Alexandria Real Estate Equities, Inc. (a)                16,500        1,856,250
--------------------------------------------------------------------------------
AMB Property Corp. (a)                                    6,500          294,450
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL REAL ESTATE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
UNITED STATES--(CONTINUED)

Boston Properties, Inc. (a)                              30,600  $     2,865,996
--------------------------------------------------------------------------------
BRE Properties, Inc. (a)                                 36,900        1,808,100
--------------------------------------------------------------------------------
Camden Property Trust (a)                                31,600        1,449,176
--------------------------------------------------------------------------------
DCT Industrial Trust Inc. (a)                            86,100          644,889
--------------------------------------------------------------------------------
Digital Realty Trust, Inc. (a)                           31,200        1,474,200
--------------------------------------------------------------------------------
Equity Residential (a)                                   84,100        3,734,881
--------------------------------------------------------------------------------
Essex Property Trust, Inc. (a)                           15,100        1,786,783
--------------------------------------------------------------------------------
Federal Realty Investment Trust (a)                      32,000        2,739,200
--------------------------------------------------------------------------------
General Growth Properties, Inc. (a)                      54,500          822,950
--------------------------------------------------------------------------------
HCP, Inc. (a)                                            11,500          461,495
--------------------------------------------------------------------------------
Health Care REIT, Inc. (a)                               49,100        2,613,593
--------------------------------------------------------------------------------
Host Hotels & Resorts Inc. (a)                          170,289        2,263,141
--------------------------------------------------------------------------------
Kimco Realty Corp. (a)                                   66,800        2,467,592
--------------------------------------------------------------------------------
Liberty Property Trust                                   20,300          764,295
--------------------------------------------------------------------------------
Macerich Co. (The) (a)                                   14,600          929,290
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                   24,500          829,815
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. (a)              18,800          923,832
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc. (a)                   46,900        1,687,462
--------------------------------------------------------------------------------
ProLogis (a)                                             58,014        2,394,238
--------------------------------------------------------------------------------
Public Storage (a)                                       32,300        3,198,023
--------------------------------------------------------------------------------
Senior Housing Properties Trust (a)                      69,300        1,651,419
--------------------------------------------------------------------------------
Simon Property Group, Inc. (a)                           54,900        5,325,300
--------------------------------------------------------------------------------
SL Green Realty Corp.                                    30,300        1,963,440
--------------------------------------------------------------------------------
Ventas, Inc. (a)                                         57,500        2,841,650
--------------------------------------------------------------------------------
Vornado Realty Trust                                     20,000        1,819,000
--------------------------------------------------------------------------------
Washington Real Estate Investment Trust (a)              40,900        1,498,167
================================================================================
                                                                      53,108,627
================================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $126,414,824)                                            122,103,730
================================================================================

MONEY MARKET FUNDS--2.50%

Liquid Assets Portfolio-Institutional Class(d)        1,570,412        1,570,412
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              1,570,412        1,570,412
================================================================================
    Total Money Market Funds
      (Cost $3,140,824)                                                3,140,824
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.82%
  (Cost $129,555,648)                                                125,244,554
================================================================================


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--27.52%

Liquid Assets Portfolio-Institutional Class
  (Cost $34,524,092)(d)(e)                           34,524,092  $    34,524,092
================================================================================
TOTAL INVESTMENTS--127.34%
  (Cost $164,079,740)                                                159,768,646
================================================================================
OTHER ASSETS LESS LIABILITIES--(27.34)%                              (34,306,370)
================================================================================
NET ASSETS--100.00%                                              $   125,462,276
________________________________________________________________________________
================================================================================


Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at September 30, 2008.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $64,420,358, which represented 51.35% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL REAL ESTATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. GLOBAL REAL ESTATE FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in

AIM V.I. GLOBAL REAL ESTATE FUND
     gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. GLOBAL REAL ESTATE FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $ 95,348,288
---------------------------------------
Level 2                      64,420,358
---------------------------------------
Level 3
=======================================
                           $159,768,646
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $73,081,312 and $59,252,250, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  9,648,998
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (19,873,645)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(10,224,647)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $169,993,293.

                       AIM V.I. GOVERNMENT SECURITIES FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIGOV-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
  SECURITIES--67.42%(a)

COLLATERALIZED MORTGAGE OBLIGATIONS--44.89%

Fannie Mae REMICs,
  3.50%, 04/25/13 to 09/25/16                 $       262,299   $       261,962
-------------------------------------------------------------------------------
  4.50%, 05/25/15                                  33,777,000        33,831,205
-------------------------------------------------------------------------------
  5.00%, 12/25/15 to 04/25/24                      12,208,971        12,275,178
-------------------------------------------------------------------------------
  4.00%, 03/25/16                                     445,199           444,323
-------------------------------------------------------------------------------
  6.50%, 06/25/20                                     196,533           197,755
-------------------------------------------------------------------------------
  6.00%, 02/25/21 to 10/25/30                      50,807,315        51,493,939
-------------------------------------------------------------------------------
  5.50%, 02/25/24 to 03/01/38                      51,240,093        51,740,433
-------------------------------------------------------------------------------
Fannie Mae Whole Loans,
   5.50%, 07/25/34                                  3,332,755         3,329,273
-------------------------------------------------------------------------------
Federal Home Loan Bank,
  4.75%, 10/25/10                                  41,910,234        42,209,054
-------------------------------------------------------------------------------
Freddie Mac REMICs,
  5.50%, 07/15/10 to 05/15/31                     137,677,916       139,829,000
-------------------------------------------------------------------------------
  6.75%, 06/15/11                                     759,876           778,331
-------------------------------------------------------------------------------
  5.25%, 08/15/11                                   7,414,568         7,501,307
-------------------------------------------------------------------------------
  5.38%, 08/15/11 to 09/15/11                       9,326,649         9,462,150
-------------------------------------------------------------------------------
  4.50%, 03/15/14 to 08/15/27                       4,687,003         4,694,852
-------------------------------------------------------------------------------
  5.00%, 06/15/14 to 10/15/25                      78,422,358        78,846,870
-------------------------------------------------------------------------------
  4.00%, 09/15/14                                       7,198             7,191
-------------------------------------------------------------------------------
  5.13%, 10/15/15                                   1,272,603         1,275,061
-------------------------------------------------------------------------------
  7.50%, 01/15/16                                   2,720,372         2,811,578
-------------------------------------------------------------------------------
  6.00%, 09/15/16 to 06/15/31                     146,756,311       149,450,912
-------------------------------------------------------------------------------
  5.75%, 12/15/18                                  32,718,021        33,283,706
-------------------------------------------------------------------------------
Government National Mortgage Association
  (GNMA) REMICs,
  4.25%, 01/20/27                                       4,276             4,270
-------------------------------------------------------------------------------
  4.75%, 10/16/29 to 12/20/29                      25,427,612        25,482,293
===============================================================================
                                                                    649,210,643
===============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--4.46%

Pass Through Ctfs.,
  6.00%, 11/01/08 to 02/01/34                       6,883,518         7,015,593
-------------------------------------------------------------------------------
  6.50%, 12/01/08 to 12/01/35                      11,383,360        11,815,182
-------------------------------------------------------------------------------
  7.00%, 11/01/10 to 12/01/37                      12,102,103        12,728,526
-------------------------------------------------------------------------------
  8.00%, 09/01/11 to 09/01/36                      19,385,271        21,151,821
-------------------------------------------------------------------------------
  7.50%, 03/01/16 to 08/01/36                       7,972,963         8,521,417
-------------------------------------------------------------------------------
  10.50%, 08/01/19                                      7,723             8,809
-------------------------------------------------------------------------------
  8.50%, 09/01/20 to 08/01/31                       1,415,506         1,566,144
-------------------------------------------------------------------------------
  10.00%, 03/01/21                                    127,152           146,443
-------------------------------------------------------------------------------
  9.00%, 06/01/21 to 06/01/22                         997,332         1,098,638
-------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--(CONTINUED)
  7.05%, 05/20/27                             $       394,199   $       418,238
===============================================================================
                                                                     64,470,811
===============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--12.76%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 03/01/37                       7,342,476         7,484,778
-------------------------------------------------------------------------------
  6.50%, 10/01/10 to 11/01/37                      13,881,904        14,378,591
-------------------------------------------------------------------------------
  7.00%, 12/01/10 to 06/01/36                      39,158,434        41,134,518
-------------------------------------------------------------------------------
  7.50%, 08/01/11 to 07/01/37                      25,215,715        27,075,365
-------------------------------------------------------------------------------
  8.00%, 06/01/12 to 11/01/37                      27,948,818        30,059,969
-------------------------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37                      10,198,789        11,153,777
-------------------------------------------------------------------------------
  10.00%, 09/01/13 to 03/01/16                         62,564            67,514
-------------------------------------------------------------------------------
  5.00%, 11/01/17 to 12/01/33                       1,987,706         1,987,225
-------------------------------------------------------------------------------
  5.50%, 03/01/21                                         955               964
-------------------------------------------------------------------------------
  6.75%, 07/01/24                                   1,586,916         1,667,985
-------------------------------------------------------------------------------
  6.95%, 10/01/25 to 09/01/26                         209,171           220,987
-------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 10/01/38(b)                               49,400,000        49,268,794
===============================================================================
                                                                    184,500,467
===============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)--5.31%

Pass Through Ctfs.,
  6.50%, 03/20/09 to 01/15/37                      32,556,583        33,663,079
-------------------------------------------------------------------------------
  9.38%, 06/15/09 to 12/15/09                         131,716           135,634
-------------------------------------------------------------------------------
  7.50%, 07/15/09 to 05/15/37                      13,047,578        13,978,432
-------------------------------------------------------------------------------
  8.00%, 07/15/12 to 01/15/37                       6,734,536         7,359,672
-------------------------------------------------------------------------------
  6.75%, 08/15/13                                      66,153            69,455
-------------------------------------------------------------------------------
  11.00%, 10/15/15                                      2,457             2,822
-------------------------------------------------------------------------------
  9.50%, 09/15/16                                       3,456             3,820
-------------------------------------------------------------------------------
  9.00%, 10/20/16 to 12/20/16                         115,865           126,333
-------------------------------------------------------------------------------
  7.00%, 04/15/17 to 03/15/37                      11,286,774        11,893,653
-------------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                          4,428             5,072
-------------------------------------------------------------------------------
  8.50%, 12/15/17 to 01/15/37                       1,626,619         1,775,422
-------------------------------------------------------------------------------
  10.00%, 06/15/19                                     53,974            61,243
-------------------------------------------------------------------------------
  6.00%, 06/20/20 to 08/15/33                       4,812,899         4,927,525
-------------------------------------------------------------------------------
  6.95%, 08/20/25 to 08/20/27                       1,433,844         1,503,862
-------------------------------------------------------------------------------
  6.25%, 06/15/27                                     194,503           199,456
-------------------------------------------------------------------------------
  6.38%, 10/20/27 to 09/20/28                       1,076,228         1,103,731
===============================================================================
                                                                     76,809,211
===============================================================================
    Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $976,218,649)                                           974,991,132
===============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES--26.46%

FEDERAL AGRICULTURAL MORTGAGE
  CORP.--7.66%(a)

Bonds,
  3.01%, 08/06/09                             $   100,000,000   $    99,706,963
-------------------------------------------------------------------------------
Medium-Term Notes,
  5.60%, 01/10/17                                  11,000,000        11,033,481
===============================================================================
                                                                    110,740,444
===============================================================================

FEDERAL FARM CREDIT BANK (FFCB)--8.73%(a)

Bonds,
  3.10%, 09/17/10                                  10,935,000        10,780,345
-------------------------------------------------------------------------------
  3.49%, 09/29/10                                  47,220,000        47,146,248
-------------------------------------------------------------------------------
  3.55%, 10/06/10                                  50,000,000        50,039,439
-------------------------------------------------------------------------------
  5.75%, 01/18/11 to 01/18/22                       4,775,000         4,866,179
-------------------------------------------------------------------------------
  5.59%, 10/04/21                                  10,075,000        10,061,749
-------------------------------------------------------------------------------
Medium-Term Notes,
  5.75%, 12/07/28                                   3,100,000         3,330,717
===============================================================================
                                                                    126,224,677
===============================================================================

FEDERAL HOME LOAN BANK (FHLB)--8.77%

Bonds,
  3.75%, 10/06/09(c)(d)                            25,000,000        25,000,000
-------------------------------------------------------------------------------
Unsec. Bonds,
  3.06%, 07/22/09(a)                              100,000,000        99,771,977
-------------------------------------------------------------------------------
  5.60%, 06/09/20(a)                                2,150,000         2,095,666
===============================================================================
                                                                    126,867,643
===============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--0.45%(a)

Sr. Unsec. Global Bonds,
  6.63%, 11/15/30(e)                                  700,000           845,454
-------------------------------------------------------------------------------
Sr. Unsec. Notes,
  6.50%, 11/25/25                                   4,762,000         4,741,131
-------------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
  6.74%, 10/09/19(f)                                1,000,000           504,546
-------------------------------------------------------------------------------
  7.37%, 10/09/19(f)                                  800,000           403,565
===============================================================================
                                                                      6,494,696
===============================================================================

PRIVATE EXPORT FUNDING CORP.--0.47%(a)

Series G, Sec. Gtd. Notes, 6.67%, 09/15/09          6,601,000         6,834,317
===============================================================================

TENNESSEE VALLEY AUTHORITY--0.38%(a)

Series A, Bonds, 6.79%, 05/23/12                    5,000,000         5,486,698
===============================================================================
    Total U.S. Government Sponsored Agency
      Securities
      (Cost $382,509,981)                                           382,648,475
===============================================================================

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--0.73%

U.S. TREASURY BILLS--0.17%

1.60%, 10/23/08 (e)(f)                        $     2,000,000   $     1,998,044
-------------------------------------------------------------------------------
2.20%, 12/11/08(a)(e)(f)                              546,000           545,295
===============================================================================
                                                                      2,543,339
===============================================================================

U.S. TREASURY BONDS--0.36%(a)

7.50%, 11/15/24 (e)                                 2,815,000         3,842,475
-------------------------------------------------------------------------------
7.63%, 02/15/25 (e)                                   550,000           759,859
-------------------------------------------------------------------------------
6.88%, 08/15/25 (e)                                   500,000           646,563
===============================================================================
                                                                      5,248,897
===============================================================================

U.S. TREASURY STRIPS--0.20%(a)

4.78%, 11/15/18 (e)(f)                              1,400,000           908,410
-------------------------------------------------------------------------------
4.94%, 11/15/18 (e)(f)                              2,100,000         1,362,614
-------------------------------------------------------------------------------
6.37%, 11/15/18 (e)(f)                                405,000           262,690
-------------------------------------------------------------------------------
6.79%, 11/15/18 (e)(f)                                250,000           162,359
-------------------------------------------------------------------------------
6.85%, 11/15/18 (e)(f)                                250,000           162,359
===============================================================================
                                                                      2,858,432
===============================================================================
    Total U.S. Treasury Securities
      (Cost $9,697,059)                                              10,650,668
===============================================================================

FOREIGN SOVEREIGN BONDS 0.28%

SOVEREIGN DEBT--0.28%(a)

Israel Government Agency for
  International Development (AID)
  Bond (Israel), Gtd. Global Bonds,
  5.13%, 11/01/24
  (Cost $3,833,130)                                 3,800,000         4,028,373
===============================================================================

                                                   SHARES
                                              ---------------
MONEY MARKET FUNDS--13.39%

Government & Agency Portfolio
  -Institutional Class
(Cost $193,606,381) (g)                           193,606,381       193,606,381
===============================================================================
TOTAL INVESTMENTS--108.28%
  (Cost $1,565,865,200)                                           1,565,925,029
===============================================================================
OTHER ASSETS LESS LIABILITIES--(8.28)%                             (119,777,777)
===============================================================================
NET ASSETS-100.00%                                              $ 1,446,147,252
_______________________________________________________________________________
===============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. GOVERNMENT SECURITIES FUND

Investment Abbreviations:

Ctfs.  -- Certificates

Deb.   -- Debentures

Disc.  -- Discounted

Gtd.   -- Guaranteed

REMICs -- Real Estate Mortgage Investment Conduits

Sec.   -- Secured

Sr.    -- Senior

STRIPS -- Separately Traded Registered Interest and Principal Security

Sub.   -- Subordinated

TBA    -- To Be Announced

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $1,345,320,604, which represented 93.03% of the Fund's Net Assets. See Note 1A.

(b)  Security purchased on a forward commitment basis. See Note 1E.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 1.73% of the Fund's Net Assets. See Note 1A.

(d) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. GOVERNMENT SECURITIES FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

AIM V.I. GOVERNMENT SECURITIES FUND

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. GOVERNMENT SECURITIES FUND

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS       OTHER
INPUT LEVEL    IN SECURITIES   INVESTMENTS*
------------------------------------------
Level 1       $  193,606,381   $(1,101,538)
------------------------------------------
Level 2        1,372,318,648       177,183
------------------------------------------
Level 3                   --            --
==========================================
              $1,565,925,029   $  (924,355)
__________________________________________
==========================================

* Other investments include open futures and unsettled forward commitments, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- OPEN FORWARD COMMITMENTS--SALES AT PERIOD-END

                                                  COMMITMENT    PRINCIPAL
CONTRACT                                             DATE         AMOUNT        VALUE
----------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pass Through Ctfs., TBA 6.50%, 07/01/38             11/19/08   $18,000,000   $18,424,692
________________________________________________________________________________________
========================================================================================

AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 4 -- FUTURES CONTRACTS AT PERIOD-END


                                  OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                                               UNREALIZED
                               NUMBER OF        MONTH/                        APPRECIATION
CONTRACT                       CONTRACTS      COMMITMENT          VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------
U. S. Treasury 5 Year Notes        2,321   December-08/Long   $260,495,984    $   416,864
------------------------------------------------------------------------------------------
U. S. Treasury 10 Year Notes         506   December-08/Long     58,000,250       (478,545)
------------------------------------------------------------------------------------------
U. S. Treasury Long Bonds          1,853   December-08/Long    217,119,485     (1,039,857)
==========================================================================================
   TOTAL                                                      $535,615,719    $(1,101,538)
__________________________________________________________________________________________
==========================================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $1,306,197,746 and $1,172,036,080, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $292,212,834 and $38,786,776. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     5,745,981
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (5,686,183)
========================================================================================
Net unrealized appreciation of investment securities                     $        59,798
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,565,865,231.

                            AIM V.I. HIGH YIELD FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIHYI-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)

                                                PRINCIPAL
                                                  AMOUNT             VALUE
--------------------------------------------------------------------------------
BONDS & NOTES--95.86%

AEROSPACE & DEFENSE--1.23%

Bombardier Inc. (Canada), Sr. Unsec
  Unsub. Notes, 6.30%, 05/01/14(b)(c)        $       135,000   $         125,550
--------------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec.
  Gtd. Notes, 6.63%, 02/01/16(c)                     220,000             220,000
--------------------------------------------------------------------------------
Esterline Technologies Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 03/01/17(c)                                 120,000             114,600
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 06/15/13(c)                                  30,000              30,000
--------------------------------------------------------------------------------
L-3 Communications Corp.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes,
  6.38%, 10/15/15(c)                                  70,000              64,750
================================================================================
                                                                         554,900
================================================================================

AIRLINES--1.64%

Continental Airlines Inc.,
  Unsec. Unsub. Notes,
  8.75%, 12/01/11(c)                                 185,000             135,050
--------------------------------------------------------------------------------
  Series 2000-1, Class C-1,
  Jr. Pass Through Ctfs.,
  8.50%, 05/01/11(c)                                 105,570              98,180
--------------------------------------------------------------------------------
Delta Air Lines Inc.,
  Series 2002-1, Class C,
  Pass Through Ctfs.,
  7.78%, 01/02/12(c)                                 342,763             315,342
--------------------------------------------------------------------------------
  Series 2007-1, Class C,
  Sec. Global Pass Through Ctfs.,
  8.95%, 08/10/14(c)                                 125,849              98,792
--------------------------------------------------------------------------------
United Air Lines, Inc.-Series 2007-1,
  Class B, Sr. Sec. Gtd. Global Pass
  Through Ctfs., 7.34%, 07/02/19(b)(c)               131,182              91,172
================================================================================
                                                                         738,536
================================================================================

ALTERNATIVE CARRIERS--1.05%

Intelsat Subsidiary Holding Co. Ltd.
  (Bermuda), Sr. Unsec. Notes, 8.50%,
  01/15/13(b)(c)                                     335,000             316,575
--------------------------------------------------------------------------------
Level 3 Financing Inc., Sr. Unsec.
  Gtd. Unsub. Global Notes, 9.25%,
  11/01/14(c)                                        205,000             156,312
================================================================================
                                                                         472,887
================================================================================

ALUMINUM--1.56%

Century Aluminum Co., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.50%,
  08/15/14(c)                                        228,000             217,740
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT             VALUE
--------------------------------------------------------------------------------
ALUMINUM--(CONTINUED)

Novelis Inc. (Canada), Sr. Unsec. Gtd.
  Global Notes, 7.25%, 02/15/15(c)           $       554,000   $         481,980
================================================================================
                                                                         699,720
================================================================================

APPAREL RETAIL--1.30%

Collective Brands, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.25%,
  08/01/13(c)                                        660,000             585,750
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.81%

American Achievement Corp., Sr. Unsec.
  Gtd. Sub. Notes, 8.25%,
  04/01/12(b)(c)                                     205,000             202,437
--------------------------------------------------------------------------------
Hanesbrands, Inc.-Series B, Sr. Unsec.
  Gtd. Floating Rate Global Notes,
  6.51%, 12/15/14(c)(d)                              480,000             403,200
--------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub.
  Global Notes, 8.88%, 04/01/16(c)                   545,000             446,900
--------------------------------------------------------------------------------
Perry Ellis International, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 09/15/13(c)                          235,000             210,325
================================================================================
                                                                       1,262,862
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.40%

DJO Finance LLC/DJO Finance Corp., Sr.
  Unsec. Gtd. Global Notes, 10.88%,
  11/15/14(c)                                        185,000             178,988
================================================================================

AUTO PARTS & EQUIPMENT--0.87%

Lear Corp.-Series B, Sr. Unsec. Gtd.
  Global Notes, 8.50%, 12/01/13(c)                   255,000             188,063
--------------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.63%, 11/15/14(c)                   160,000             128,800
--------------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 7.00%, 03/10/14(c)                          180,000              73,800
================================================================================
                                                                         390,663
================================================================================

AUTOMOBILE MANUFACTURERS--1.41%

Ford Motor Co., Sr. Unsec. Unsub.
  Global Notes, 7.45%, 07/16/31(c)                   350,000             149,625
--------------------------------------------------------------------------------
General Motors Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.20%, 01/15/11(c)(e)                              445,000             264,775
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.38%, 07/15/33(c)(e)                              525,000             217,875
================================================================================
                                                                         632,275
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT             VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.58%

RBS Global Inc./Rexnord LLC, Sr.
  Unsec. Gtd. Global Notes, 9.50%,
  08/01/14(c)                                $       275,000   $         259,875
================================================================================

BROADCASTING--3.33%

Charter Communications Holdings II
  LLC/ Charter Communications
  Holdings II Capital Corp., Sr.
  Unsec. Notes, 10.25%, 09/15/10(c)                  265,000             239,494
--------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr.
  Unsec. Notes, 7.63%, 04/01/11(c)                   272,000             261,460
--------------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance
  Corp., Sr. Unsec. Gtd. Global
  Notes, 9.50%, 04/15/14(c)                          250,000             243,750
--------------------------------------------------------------------------------
Rainbow National Services LLC, Sr.
  Unsec. Gtd. Unsub. Notes, 8.75%,
  09/01/12(b)(c)                                     538,000             539,345
--------------------------------------------------------------------------------
Virgin Media Finance PLC, Sr. Unsec.
  Gtd. Global Notes, 8.75%,
  04/15/14(c)                                        240,000             211,200
================================================================================
                                                                       1,495,249
================================================================================

BUILDING PRODUCTS--1.76%

Associated Materials Inc., Sr. Unsec.
  Global Notes, 11.25%, 03/01/14(c)(e)               655,000             432,300
--------------------------------------------------------------------------------
Building Materials Corp. of America,
  Sec. Gtd. Second Lien Global Notes,
  7.75%, 08/01/14(c)                                 260,000             209,300
--------------------------------------------------------------------------------
Ply Gem Industries, Inc., Sr. Sec.
  Gtd. First & Second Lien Notes,
  11.75%, 06/15/13(b)(c)                             175,000             150,937
================================================================================
                                                                         792,537
================================================================================

CASINOS & GAMING--2.13%

Great Canadian Gaming Corp. (Canada),
  Sr. Unsec. Gtd. Sub. Notes, 7.25%,
  02/15/15(b)(c)                                      95,000              86,688
--------------------------------------------------------------------------------
MGM Mirage,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(c)                                 273,000             192,124
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.50%, 06/01/16(c)                                 190,000             135,612
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 8.75%,
  10/01/13(c)                                        425,000             410,125
--------------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Unsec. Unsub.
  Global Notes, 7.25%, 05/01/12(c)                    95,000              83,600
--------------------------------------------------------------------------------
Wynn Las Vegas Capital LLC/Corp., Sr.
  Sec. Gtd. Global First Mortgage
  Notes, 6.63%, 12/01/14(c)                           60,000              51,237
================================================================================
                                                                         959,386
================================================================================

                                                PRINCIPAL
                                                  AMOUNT             VALUE
--------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS--0.64%

Massey Energy Co., Sr. Unsec. Gtd.
  Unsub. Global Notes, 6.88%,
  12/15/13(c)                                $       245,000   $         221,113
--------------------------------------------------------------------------------
Peabody Energy Corp., Sr. Unsec. Gtd.
  Global Notes, 7.38%, 11/01/16(c)                    70,000              67,550
================================================================================
                                                                         288,663
================================================================================

COMMERCIAL PRINTING--0.10%

Quebecor World Inc. (Canada), Sr.
  Notes, 9.75%, 01/15/15(b)(c)(f)                    105,000              45,938
================================================================================

COMMODITY CHEMICALS--0.61%

Koppers Holdings Inc., Sr. Unsec. Sub.
  Disc. Global Notes, 9.88%,
  11/15/14(c)(g)                                     310,000             274,350
================================================================================

CONSTRUCTION & ENGINEERING--1.26%

Great Lakes Dredge & Dock Corp., Sr.
  Unsec. Gtd. Sub. Global Notes,
  7.75%, 12/15/13(c)                                 291,000             269,175
--------------------------------------------------------------------------------
MasTec, Inc., Sr. Unsec. Gtd. Global
  Notes, 7.63%, 02/01/17(c)                          350,000             295,750
================================================================================
                                                                         564,925
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.64%

Esco Corp., Sr. Unsec. Gtd. Notes,
  8.63%, 12/15/13(b)(c)                               55,000              54,862
--------------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.38%, 01/15/14(c)                   470,000             432,400
--------------------------------------------------------------------------------
Titan International, Inc., Sr. Unsec.
  Gtd. Global Notes, 8.00%,
  01/15/12(c)                                        255,000             248,625
================================================================================
                                                                         735,887
================================================================================

CONSTRUCTION MATERIALS--1.86%

Graham Packaging Co. Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.88%,
  10/15/14(c)                                        130,000             109,850
--------------------------------------------------------------------------------
Texas Industries, Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,,
  7.25%, 07/15/13(c)                                  65,000              56,875
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,,
  7.25%, 07/15/13(b)(c)                              135,000             118,125
--------------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.38%,
  04/01/14(c)                                        715,000             552,337
================================================================================
                                                                         837,187
================================================================================

CONSUMER FINANCE--2.14%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Unsub. Global Notes,
  7.00%, 10/01/13(c)                                 400,000             250,182
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.63%, 11/01/10(c)                                 240,000             174,100
--------------------------------------------------------------------------------
  9.88%, 08/10/11(c)                                 120,000              80,747
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE--(CONTINUED)

General Motors Acceptance Corp. LLC,
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 11/01/31(c)                         $       680,000   $       266,900
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  6.75%, 12/01/14(c)                                 480,000           191,988
==============================================================================
                                                                       963,917
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--0.21%

Lender Processing Services, Inc.,
  Sr. Unsec. Notes, 8.13%, 07/01/16(b)(c)             95,000            94,050
==============================================================================

DISTILLERS & VINTNERS--0.60%

Constellation Brands Inc., Sr. Unsec.
  Gtd. Global Notes, 7.25%, 05/15/17(c)              285,000           267,900
==============================================================================

DIVERSIFIED CHEMICALS--0.44%

Innophos Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.88%, 08/15/14(c)                   200,000           199,000
==============================================================================

DIVERSIFIED METALS & MINING--1.23%

Aleris International Inc., Sr. Unsec.
  Gtd. PIK Global Notes, 9.00%,
  12/15/14(c)                                        215,000           142,975
------------------------------------------------------------------------------
FMG Finance Pty. Ltd. (Australia),
  Sr. Sec. Notes, 10.63%, 09/01/16(b)(c)              180,000           175,500
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.,
  Sr. Unsec. Notes, 8.25%, 04/01/15(c)               240,000           234,948
==============================================================================
                                                                       553,423
==============================================================================

DIVERSIFIED SUPPORT SERVICES--1.86%

GEO Group, Inc. (The), Sr. Unsec.
  Global Notes, 8.25%, 07/15/13(c)                   103,000           101,970
------------------------------------------------------------------------------
Iron Mountain Inc., Sr. Unsec. Gtd.
  Sub. Notes, 8.00%, 06/15/20(c)                     150,000           146,625
------------------------------------------------------------------------------
Mobile Services Group Inc./Mobile
  Storage Group Inc., Sr. Unsec. Gtd.
  Global Notes, 9.75%, 08/01/14(c)                    60,000            55,800
------------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16(c)                                190,000           137,275
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.88%, 09/01/14(c)                                 485,000           392,850
==============================================================================
                                                                       834,520
==============================================================================

DRUG RETAIL--0.47%

General Nutrition Centers Inc., Sr.
  Unsec. Gtd. PIK Global Notes,
  7.58%, 03/15/14(c)(d)                              250,000           210,000
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.07%

Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17(c)                         $       190,000   $       172,900
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.75%, 06/15/16(c)                                 155,000           147,250
------------------------------------------------------------------------------
Elwood Energy LLc, Sr. Sec.
  Global Notes, 8.16%, 07/05/26(c)                   144,962           135,539
------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
  Corp.-Series C, Sr. Sec. Bonds,
  7.16%, 01/15/14(c)                                 134,013           131,942
------------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr.
  Sec. Mortgage Notes, 7.00%,
  06/30/21(b)(c)                                     376,081           342,234
==============================================================================
                                                                       929,865
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.32%

Baldor Electric Co., Sr. Unsec. Gtd.
  Notes, 8.63%, 02/15/17(c)                          210,000           202,650
------------------------------------------------------------------------------
NXP BV/NXP Funding LLC (Netherlands),
  Sr. Sec. Gtd. Global Notes,
  7.88%, 10/15/14(c)                                 460,000           313,950
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.50%, 10/15/15(c)(e)                              150,000            79,125
==============================================================================
                                                                       595,725
==============================================================================

FOOD RETAIL--0.22%

Susser Holdings LLC, Sr. Unsec. Gtd.
  Global Notes, 10.63%, 12/15/13(c)                  100,000            99,000
==============================================================================

GAS UTILITIES--0.37%

Ferrellgas Escrow LLC/Ferrellgas
  Finance Escrow Corp., Sr. Unsec.
  Global Notes, 6.75%, 05/01/14(c)                   200,000           167,000
==============================================================================

GENERAL MERCHANDISE STORES--0.24%

Pantry, Inc. (The), Sr. Gtd. Sub.
  Global Notes, 7.75%, 02/15/14(c)                   135,000           108,000
==============================================================================

HEALTH CARE EQUIPMENT--0.47%

Viant Holdings Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.13%, 07/15/17
  (Acquired 06/25/07-09/12/08; Cost
   $221,233)(b)(c)(h)                                247,000           211,185
==============================================================================

HEALTH CARE FACILITIES--3.90%

Community Health Systems Inc., Sr.
  Unsec. Gtd. Unsub. Global Notes,
  8.88%, 07/15/15(c)                                 185,000           177,600
------------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.13%, 11/15/14(c)                                 140,000           137,725
------------------------------------------------------------------------------
  9.25%, 11/15/16(c)                                 600,000           588,000
------------------------------------------------------------------------------
  Sr. Unsec. Bonds,
  7.50%, 11/06/33(c)                                 165,000           122,513
------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(c)                                  55,000            44,000
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
HEALTH CARE FACILITIES--(CONTINUED)

Healthsouth Corp.,
  Sr. Unsec. Gtd. Floating Rate
  Global Notes,
  9.13%, 06/15/14(c)(d)                      $       105,000   $       105,525
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  10.75%, 06/15/16(c)(e)                             230,000           232,875
------------------------------------------------------------------------------
Multiplan Inc., Sr. Unsec. Sub Notes,
  10.38%, 04/15/16(b)(c)                             135,000           132,637
------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec.
  Unsub. Notes, 6.38%, 12/01/11(c)                   229,000           212,397
==============================================================================
                                                                     1,753,272
==============================================================================

HEALTH CARE SERVICES--1.83%

FMC Finance III SA, Sr. Unsec. Gtd.
  Global Notes, 6.88%, 07/15/17(c)                   175,000           167,962
------------------------------------------------------------------------------
Omnicare Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 12/15/13(c)                                 110,000           101,200
------------------------------------------------------------------------------
  6.88%, 12/15/15(c)                                 110,000           100,925
------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub.
  Global Notes, 9.88%, 03/15/15(c)                    56,000            49,840
------------------------------------------------------------------------------
Universal Hospital Services Inc., Sr.
  Sec. PIK Global Notes, 8.50%,
  06/01/15(c)                                        190,000           177,650
------------------------------------------------------------------------------
US Oncology Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 08/15/12(c)                   225,000           225,000
==============================================================================
                                                                       822,577
==============================================================================

HOMEBUILDING--0.45%

K. Hovnanian Enterprises Inc., Sr.
  Sec. Gtd. Notes, 11.50%,
  05/01/13(b)(c)                                     115,000           112,700
------------------------------------------------------------------------------
TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(c)(f)                               60,000            24,600
------------------------------------------------------------------------------
  9.00%, 07/01/10(c)(f)                              163,000            66,830
==============================================================================
                                                                       204,130
==============================================================================

HOTELS, RESORTS & CRUISE LINES--0.67%

NCL Corp. Ltd., Sr. Unsec. Unsub.
  Global Notes, 10.63%, 07/15/14(c)(h)               258,000           255,420
------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.
  (Trinidad), Sr. Unsec. Unsub
  Yankee Notes, 7.25%, 03/15/18(c)                    55,000            45,650
==============================================================================
                                                                       301,070
==============================================================================

HOUSEWARES & SPECIALTIES--0.77%

Jarden Corp., Sr. Unsec. Gtd. Sub.
  Notes, 7.50%, 05/01/17(c)                          135,000           113,400
------------------------------------------------------------------------------
Yankee Acquisition Corp.-Series B, Sr.
  Gtd. Sub. Global Notes, 8.50%,
   02/15/15(c)                                       320,000           231,600
==============================================================================
                                                                       345,000
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS--3.25%

AES Corp. (The), Sr. Notes, 8.00%,
  06/01/20(b)(c)                             $       260,000   $       228,800
------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec.
  Bonds, 8.54%, 11/30/19(c)                          328,707           331,172
------------------------------------------------------------------------------
Energy Future Holdings Corp.,
  Sr. Unsec. Gtd. Notes,
  10.88%, 11/01/17(b)(c)                             210,000           191,100
------------------------------------------------------------------------------
  -Series P,
  Sr. Unsec. Unsub. Global Notes,
  5.55%, 11/15/14(c)                                   4,000             3,060
------------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr.
  Unsec. Notes, 8.50%, 10/01/21(c)                   185,000           146,150
------------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 02/01/16(c)                                 145,000           133,763
------------------------------------------------------------------------------
  7.38%, 01/15/17(c)                                 155,000           141,437
------------------------------------------------------------------------------
Texas Competitive Electric Holdings
  Co. LLC-Series A, Sr. Unsec. Gtd.
  Notes, 10.25%, 11/01/15(b)(c)                      315,000           285,075
==============================================================================
                                                                     1,460,557
==============================================================================

INDUSTRIAL CONGLOMERATES--0.25%

Indalex Holding Corp.-Series B, Sr.
  Sec. Gtd. Global Notes, 11.50%,
  02/01/14(c)                                        230,000           111,550
==============================================================================

INDUSTRIAL MACHINERY--0.80%

Columbus McKinnon Corp., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.88%,
  11/01/13(c)                                        158,000           160,370
------------------------------------------------------------------------------
Stewart & Stevenson LLC, Sr. Unsec.
  Gtd. Global Notes, 10.00%,
  07/15/14(c)                                        225,000           198,000
==============================================================================
                                                                       358,370
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--3.25%

Frontier Communications Corp.,
  Sr. Unsec. Global Notes,
  7.88%, 01/15/27(c)                                 325,000           247,000
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 08/15/31(c)                                 335,000           268,837
------------------------------------------------------------------------------
Hawaiian Telcom Communications
  Inc.-Series B, Sr. Unsec. Gtd.
  Unsub. Global Notes, 9.75%,
  05/01/13(c)                                        250,000            53,438
------------------------------------------------------------------------------
Qwest Communications International
  Inc., Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/11(c)                                 625,000           600,000
------------------------------------------------------------------------------
Windstream Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 08/01/13(c)                                 130,000           125,125
------------------------------------------------------------------------------
  8.63%, 08/01/16(c)                                 180,000           167,850
==============================================================================
                                                                     1,462,250
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--0.57%

E*Trade Financial Corp.,
  Sr. Unsec. Global Notes,
  8.00%, 06/15/11(c)                         $       195,000   $       171,600
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 12/01/15(c)                                 105,000            84,788
==============================================================================
                                                                       256,388
==============================================================================

MOVIES & ENTERTAINMENT--0.55%

AMC Entertainment Inc., Sr. Unsec.
  Sub. Global Notes, 8.00%,
  03/01/14(c)                                        180,000           154,575
------------------------------------------------------------------------------
Marquee Holdings Inc., Sr. Unsec.
  Global Notes, 12.00%, 08/15/14(c)                  125,000            95,000
==============================================================================
                                                                       249,575
==============================================================================

MULTI-SECTOR HOLDINGS--0.43%

Stena A.B. (Sweden), Sr. Unsec. Global
  Notes, 7.50%, 11/01/13(c)                          195,000           193,050
==============================================================================

OFFICE SERVICES & SUPPLIES--0.23%

ACCO Brands Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.63%,
  08/15/15(c)                                        130,000           102,050
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.67%

Allis-Chalmers Energy Inc., Sr. Unsec.
  Gtd. Global Notes, 9.00%,
  01/15/14(c)                                        255,000           228,225
------------------------------------------------------------------------------
Basic Energy Services Inc., Sr. Unsec.
  Gtd. Global Notes, 7.13%,
  04/15/16(c)                                        220,000           199,100
------------------------------------------------------------------------------
Bristow Group, Inc., Sr. Unsec. Gtd.
  Global Notes, 7.50%, 09/15/17(c)                    95,000            85,975
------------------------------------------------------------------------------
Compagnie Generale de
  Geophysique-Veritas (France), Sr.
  Unsec. Gtd. Global Notes, 7.75%,
  05/15/17(c)                                        245,000           236,425
==============================================================================
                                                                       749,725
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--7.62%

Calfrac Holdings L.P., Sr. Notes,
  7.75%, 02/15/15(b)(c)                              245,000           220,500
------------------------------------------------------------------------------
Chaparral Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15(c)                                 140,000           112,700
------------------------------------------------------------------------------
  8.88%, 02/01/17(c)                                 305,000           247,050
------------------------------------------------------------------------------
Cimarex Energy Co., Sr. Unsec. Gtd.
  Notes, 7.13%, 05/01/17(c)                          220,000           207,900
------------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd.
  Global Notes, 7.00%, 04/01/15(c)                   445,000           322,625
------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION--(CONTINUED)

Encore Acquisition Co., Sr. Unsec.
  Gtd. Sub. Global Notes, 6.00%,
  07/15/15(c)                                $       295,000   $       238,950
------------------------------------------------------------------------------
Forest Oil Corp.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/19(c)                                 250,000           216,250
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  7.25%, 06/15/19(b)(c)                              115,000           100,050
------------------------------------------------------------------------------
Intergen N.V. (Netherlands), Sr. Sec.
  Gtd. Bonds, 9.00%, 06/30/17(b)(c)                  140,000           141,050
------------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec.
  Sub. Global Notes, 7.13%,
  05/15/18(c)                                        320,000           276,800
------------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr.
  Unsec. Notes, 6.65%, 03/15/17(c)                   270,000           244,397
------------------------------------------------------------------------------
Plains Exploration & Production Co.,
  Sr. Unsec. Gtd. Notes,
  7.75%, 06/15/15(c)                                 125,000           115,625
------------------------------------------------------------------------------
  7.63%, 06/01/18(c)                                 185,000           164,650
------------------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec.
  Gtd. Notes, 8.25%, 08/01/15(c)                      85,000            79,475
------------------------------------------------------------------------------
Range Resources Corp., Sr. Unsec. Gtd.
  Sub. Notes, 7.50%, 05/15/16(c)                     135,000           130,275
------------------------------------------------------------------------------
SandRidge Energy, Inc., Sr. Notes,
  8.00%, 06/01/18(b)(c)                              140,000           121,625
------------------------------------------------------------------------------
Southwestern Energy Co., Sr. Gtd.
  Notes, 7.50%, 02/01/18(b)(c)                       245,000           241,325
------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Gtd.
  Notes, 7.13%, 06/01/17(c)                          285,000           243,675
==============================================================================
                                                                     3,424,922
==============================================================================

OIL & GAS REFINING & MARKETING--0.28%

United Refining Co.-Series 2, Sr.
  Unsec. Gtd. Global Notes, 10.50%,
  08/15/12(c)                                        145,000           128,325
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.86%

Copano Energy LLC, Sr. Unsec. Gtd.
  Global Notes, 8.13%, 03/01/16(c)                   330,000           303,600
------------------------------------------------------------------------------
El Paso Corp., Sr. Unsec. Global
  Notes, 6.88%, 06/15/14(c)                          235,000           220,900
------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  03/01/16(c)                                        135,000           125,550
------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest
  Energy Finance Corp.-Series B, Sr.
  Unsec. Global Notes, 8.75%,
  04/15/18(c)                                        195,000           185,981
==============================================================================
                                                                       836,031
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.62%

Residential Capital LLC, Jr. Sec. Gtd.
  Notes, 9.63%, 05/15/15(b)(c)               $       224,000   $        52,640
------------------------------------------------------------------------------
Snoqualmie Entertainment Authority,
  Sr. Sec. Notes, 9.13%,
  02/01/15(b)(c)                                     315,000           225,225
==============================================================================
                                                                       277,865
==============================================================================

PACKAGED FOODS & MEATS-0.14%

Dole Food Co. Inc., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 06/15/10(c)                    72,000            64,620
==============================================================================

PAPER PACKAGING-2.11%

Caraustar Industries, Inc., Sr. Unsec.
  Unsub. Notes, 7.38%, 06/01/09(c)                   665,000           512,050
------------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec.
  Unsub. Global Notes, 7.50%,
  06/01/13(c)                                        219,000           181,770
------------------------------------------------------------------------------
Rock-Tenn Co., Sr. Unsec. Gtd. Notes,
  9.25%, 03/15/16(b)(c)                              245,000           252,962
==============================================================================
                                                                       946,782
==============================================================================

PAPER PRODUCTS-4.10%

Abitibi-Consolidated Co. of Canada
  (Canada), Sr. Sec. Gtd. Notes,
  13.75%, 04/01/11(b)(c)                             140,000           137,200
------------------------------------------------------------------------------
Bowater Canada Finance Corp. (Canada),
  Sr. Gtd. Global Notes, 7.95%,
  11/15/11(c)                                        155,000            79,825
------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc.,, Sec.
  Gtd. Global Notes, 9.75%,
  03/15/10(c)                                        182,000           167,895
------------------------------------------------------------------------------
Domtar Corp., Sr. Unsec. Gtd. Global
  Notes, 5.38%, 12/01/13(c)                          205,000           176,300
==============================================================================
Exopack Holding Corp., Sr. Unsec. Gtd.
  Global Notes, 11.25%, 02/01/14(c)                  210,000           178,500
==============================================================================
Georgia-Pacific LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.00%, 01/15/15(b)(c)                              125,000           112,500
-----------------------------------------------------------------------------
  7.13%, 01/15/17(b)(c)                              140,000           125,650
------------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec.
  Global Notes, 9.25%, 02/15/13(c)                   537,000           452,422
------------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd.
  Global Notes, 7.38%, 11/15/14(c)                   179,000           135,145
------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper
  Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Global Notes, 11.38%, 08/01/16(c)                  350,000           276,500
==============================================================================
                                                                     1,841,937
==============================================================================

PERSONAL PRODUCTS-0.69%

NBTY, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/01/15(c)                  344,000           311,320
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS-1.03%

Elan Finance PLC/Elan Finance Corp.
  (Ireland), Sr. Unsec. Gtd. Global
  Notes, 7.75%, 11/15/11(c)                  $       501,000   $       464,678
==============================================================================

PROPERTY & CASUALTY INSURANCE-0.50%

Crum & Forster Holdings Corp., Sr.
  Unsec. Unsub. Global Notes, 7.75%,
  05/01/17(c)                                        255,000           223,763
==============================================================================

PUBLISHING-1.72%

Dex Media Inc., Sr. Unsec. Disc.
  Global Notes, 9.00%, 11/15/13(c)(g)                538,000           255,550
------------------------------------------------------------------------------
Dex Media West LLC/Dex Media Finance
  Co.-Series B, Sr. Unsec. Sub.
  Global Notes, 9.88%, 08/15/13(c)                    65,000            40,625
------------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes,
  11.38%, 11/15/14(b)(c)                              30,000            29,550
------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance
  Co., Sr. Unsec. Gtd. Sub. Disc.
  Global Notes, 12.50%, 08/01/16(c)(g)               490,000           324,625
------------------------------------------------------------------------------
Reader's Digest Association Inc.
  (The), Sr. Unsec. Gtd. Sub. Global
  Notes, 9.00%, 02/15/17(c)                          210,000           121,012
==============================================================================
                                                                       771,362
==============================================================================

RAILROADS-0.45%

Kansas City Southern Railway, Sr.
  Unsec. Gtd. Unsub. Notes, 8.00%,
  06/01/15(c)                                         205,000           203,975
==============================================================================

SEMICONDUCTOR EQUIPMENT-0.45%

Amkor Technology Inc.,
  Sr. Unsec. Global Notes,
  7.13%, 03/15/11(c)                                 205,000           186,294
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  9.25%, 06/01/16(c)                                  20,000            17,100
==============================================================================
                                                                       203,394
==============================================================================

SEMICONDUCTORS-4.94%

Avago Technologies Finance Pte./Avago
  Technologies U.S./ Avago Technologies
  Wireless (Singapore), Sr. Unsec. Gtd.
  Global Notes,
  10.13%, 12/01/13(c)                                535,000           555,062
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 12/01/15(c)                                120,000           126,000
------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14(c)                                 435,000           306,675
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16(c)(e)                             445,000           289,250
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South
  Korea), Sr. Sec. Gtd. Global Notes,
  6.88%, 12/15/11(c)(e)                      $       360,000   $       131,400
------------------------------------------------------------------------------
Spansion Inc., Sr. Sec. Floating Rate
  Notes, 5.94%, 06/01/13(b)(c)(d)                    440,000           279,400
------------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.50%, 01/15/11(c)                  545,000           531,375
==============================================================================
                                                                     2,219,162
==============================================================================

SPECIALTY CHEMICALS-1.69%

Huntsman International LLC, Sr. Unsec.
  Gtd. Sub. Global Notes, 7.38%,
  01/01/15(c)                                        170,000           145,350
------------------------------------------------------------------------------
JohnsonDiversey Holdings Inc.-Series
  B, Sr. Unsec. Sub. Global Notes,
  10.67%, 05/15/13(c)                                190,000           189,050
------------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.13%,
  12/15/16(c)                                        150,000           144,375
------------------------------------------------------------------------------
PolyOne Corp., Sr. Unsec. Notes,
  8.88%, 05/01/12(c)                                  90,000            85,950
------------------------------------------------------------------------------
Polypore Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.75%, 05/15/12(c)                   205,000           193,725
==============================================================================
                                                                       758,450
==============================================================================

SPECIALTY STORES-0.70%

Michaels Stores, Inc., Sr. Unsec. Gtd.
  Unsub. Global Notes, 10.00%,
  11/01/14(c)(e)                                     260,000           162,500
------------------------------------------------------------------------------
Sally Holdings LLC, Sr. Unsec. Gtd.
  Global Notes, 9.25%, 11/15/14(c)                   165,000           154,275
==============================================================================
                                                                       316,775
==============================================================================

STEEL-1.34%

Metals USA, Inc., Sr. Sec. Gtd. Global
  Notes, 11.13%, 12/01/15(c)                         185,000           183,612
------------------------------------------------------------------------------
Steel Capital S.A. (Russia), Sec.
  Notes, 9.75%, 07/29/13(b)(c)                       225,000           185,625
------------------------------------------------------------------------------
Steel Dynamics Inc., Sr. Notes, 7.75%,
  04/15/16(b)(c)                                     260,000           235,300
==============================================================================
                                                                       604,537
==============================================================================

THRIFTS & MORTGAGE FINANCE-0.65%

Countrywide Financial Corp.-Series B,
  Sr. Unsec. Gtd. Floating Rate
  Putable Global Notes, 0.55%,
  05/15/09(c)(d)(i)                                  315,000           290,847
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
TIRES & RUBBER-1.80%

Cooper Tire & Rubber Co.,
  Sr. Unsec. Unsub. Notes,
  8.00%, 12/15/19(c)                         $       320,000   $       244,800
------------------------------------------------------------------------------
  7.63%, 03/15/27(c)                                 260,000           182,000
------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr.
  Unsec. Gtd. Unsub. Global Notes,
  9.00%, 07/01/15(c)                                 380,000           381,900
==============================================================================
                                                                       808,700
==============================================================================

TRADING COMPANIES & DISTRIBUTORS-2.38%

Ashtead Capital Inc., Sr. Sec. Gtd.
  Notes, 9.00%, 08/15/16(b)(c)                       150,000           130,875
------------------------------------------------------------------------------
United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(c)                                 637,000           535,080
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 11/15/13(c)                                 125,000            95,000
------------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.50%,
  10/15/17(c)                                        360,000           311,400
==============================================================================
                                                                     1,072,355
==============================================================================

TRUCKING-0.73%

Hertz Corp. (The), Sr. Unsec. Gtd.
  Global Notes, 8.88%, 01/01/14(c)                   380,000           329,175
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.62%

Centennial Cellular Operating
  Co./Centennial Communications
  Corp., Sr. Unsec. Gtd. Global
  Notes, 10.13%, 06/15/13(c)                         348,000           345,390
------------------------------------------------------------------------------
Cricket Communications Inc., Sr. Gtd.
  Notes, 10.00%, 07/15/15(b)(c)                      210,000           202,650
------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda), Sr.
  Unsec. Notes, 8.88%, 01/15/15(b)(c)                615,000           525,056
------------------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd. Floating Rate
  First Lien Global Notes, 4.93%,
  05/01/13(c)(d)                                      90,000            75,825
------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 03/15/12(c)                   525,000           477,196
==============================================================================
                                                                     1,626,117
==============================================================================
    Total Bonds & Notes
      (Cost $50,028,170)                                            43,098,819
==============================================================================

BUNDLED SECURITY-1.36%

INVESTMENT BANKING & BROKERAGE-1.36%

Targeted Return Index Securities Trust
  -Series HY 2006-1 Sec. Bonds
  (Cost $624,127)(b)(c)                              660,000           613,376
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTE-0.75%

Texas (State of) Department of Housing &
  Community Affairs,
  -Series 2005 A, Ref.
  Single Family VRD RB,
  (INS- Financial Security
  Assurance Inc.)
  4.80%, 09/01/36
  (Cost $335,000)(d)(j)(k)                   $       335,000   $       335,000
==============================================================================

                                                  SHARES
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.70%

BROADCASTING-0.53%

Adelphia Communications Corp., Sr. Notes,
  10.88%, 10/01/10(l)                                  3,280            14,965
------------------------------------------------------------------------------
Adelphia Recovery Trust -Series ACC-1 (l)            318,570             9,557
------------------------------------------------------------------------------
Adelphia Recovery Trust -Series
  ARAHOVA (l)                                        109,170            27,293
------------------------------------------------------------------------------
Sirius XM Radio Inc. Wts., expiring
  03/15/10(m)                                            182                18
------------------------------------------------------------------------------
Time Warner Cable, Inc. -Class A(n)                    6,292           152,266
------------------------------------------------------------------------------
Virgin Media Inc.                                      4,129            32,619
==============================================================================
                                                                       236,718
==============================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp. -Wts., expiring
  06/15/09 (Acquired 08/07/00; Cost
  $0)(b)(h)(m)(o)                                        175                 0
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc. (n)                                      33                14
------------------------------------------------------------------------------
XO Holdings Inc. -Class A -Wts., expiring
  01/16/10(m)                                          1,533                38
------------------------------------------------------------------------------
XO Holdings Inc. -Class B -Wts., expiring
  01/16/10(h)(m)                                       1,148                29
------------------------------------------------------------------------------
XO Holdings Inc. -Class C -Wts., expiring
  01/16/10(h)(m)                                       1,148                11
==============================================================================
                                                                            92
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.17%

iPCS, Inc. (n)                                         3,489            77,700
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $503,228)                                                  314,510
==============================================================================

PREFERRED STOCK-0.44%

PACKAGED FOODS & MEATS-0.44%

Heinz (H.J.) Finance Co. -Series B,
  8.00% -Pfd.
  (Cost $200,000)(b)(c)                                    2           195,438
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-0.26%

ELECTRIC UTILITIES-0.26%

Reliant Energy Mid-Atlantic Power
   Holdings, LLC-Series B, Sr. Unsec.
   Pass Through Ctfs., 9.24%, 07/02/17
   (Cost $123,015)(c)                        $       122,545   $       118,256
==============================================================================

SENIOR SECURED FLOATING RATE INTEREST
  LOANS-0.18%

AIRLINES-0.18%

Evergreen International Aviation Inc.,
  First Lien Term Loan,
  10.00%, 10/31/11
  (Cost $96,505)(c)(d)                                96,505            81,064
==============================================================================

                                                  SHARES
------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.05%

Liquid Assets Portfolio -Institutional
  Class(p)                                            12,223            12,223
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(p)             12,223            12,223
==============================================================================
    Total Money Market Funds
      (Cost $24,446)                                                    24,446
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.60%
   (Cost $51,934,491)                                               44,780,909
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.29%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $1,478,989)(p)(q)                          1,478,989         1,478,989
==============================================================================
TOTAL INVESTMENTS-102.89%
   (Cost $53,413,480)                                               46,259,898
==============================================================================
OTHER ASSETS LESS LIABILITIES-(2.89)%                               (1,300,258)
==============================================================================
NET ASSETS-100.00%                                             $    44,959,640
______________________________________________________________________________
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
Pfd.   -- Preferred
PIK    -- Payment in Kind
RB     -- Revenue Bonds
Ref.   -- Refunding
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
VRD    -- Variable Rate Demand
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $7,632,906, which represented 16.98% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at September 30, 2008.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $44,106,952, which represented 98.10% of the Fund's Net Assets. See Note 1A.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.

(e)  All or a portion of this security was out on loan at September 30, 2008.

(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at September 30, 2008 was $137,368, which represented 0.31% of the Fund's Net Assets

(g) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h) Security considered to be illiquid at September 30, 2008. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2008 was $466,645, which represented 1.04% of the Fund's Net Assets.

(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.

(l) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(m) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(n)  Non-income producing security.

(o) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(p) The money market fund and the Fund are affiliated by having the same investment advisor.

(q) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM V.I. HIGH YIELD FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes

AIM V.I. HIGH YIELD FUND
     in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

H. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

AIM V.I. HIGH YIELD FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS        OTHER
INPUT LEVEL   IN SECURITIES   INVESTMENTS*
------------------------------------------
Level 1        $ 1,766,131      $     --
------------------------------------------
Level 2         44,493,767       (21,125)
------------------------------------------
Level 3                 --            --
==========================================
               $46,259,898      $(21,125)
==========================================

* Other investments include swap contracts, which are included at unrealized appreciation/(depreciation).

AIM V.I. HIGH YIELD FUND

NOTE 3 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                       OPEN CREDIT DEFAULT SWAP AGREEMENTS

                                                                                         NOTIONAL     UNREALIZED
                                                BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY             REFERENCE ENTITY      PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Lehman Bros Special
Financing Inc.        Dole Foods Co., Inc.        Sell         6.15%         09/20/12        120        (11,466)
------------------------------------------------------------------------------------------------------------------
Lehman Bros Special
Financing Inc.        Tenet Healthcare Corp.      Sell         3.70%         03/20/09        180            864
------------------------------------------------------------------------------------------------------------------
Lehman Bros Special
Financing Inc.        Tenet Healthcare Corp.      Sell         3.75%         12/20/08        360            910
------------------------------------------------------------------------------------------------------------------
Lehman Bros Special
Financing Inc.        Visteon Corp.               Sell         5.00%(a)      03/20/09        180         (2,493)
------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International         MBIA Inc.                   Sell         6.25%         12/20/08        310        (10,670)
------------------------------------------------------------------------------------------------------------------
UBS AG                Pulte Homes, Inc.           Sell         4.20%         12/20/08        210            887
------------------------------------------------------------------------------------------------------------------
UBS AG                Pulte Homes, Inc.           Sell         4.40%         12/20/08        180            843
==================================================================================================================
   TOTAL CREDIT
   DEFAULT SWAP
   AGREEMENTS                                                                             $1,540       $(21,125)
==================================================================================================================

(a)  Unamortized premium at period-end of $5,290.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $30,860,813 and $29,677,372, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $    44,078
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (7,317,652)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities          $(7,273,574)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $53,533,472.

                       AIM V.I. INTERNATIONAL GROWTH FUND

           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIIGR-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-
  84.36%

AUSTRALIA-2.59%

BHP Billiton Ltd. (b)                                811,340   $    20,845,251
------------------------------------------------------------------------------
Cochlear Ltd. (b)                                    343,001        16,375,557
==============================================================================
                                                                    37,220,808
==============================================================================

BELGIUM-1.91%

InBev N.V. (b)                                       350,583        20,693,001
------------------------------------------------------------------------------
KBC Groep N.V. (b)                                    77,551         6,743,286
==============================================================================
                                                                    27,436,287
==============================================================================

BRAZIL-0.92%

Petroleo Brasileiro S.A. -ADR                        354,306        13,258,131
==============================================================================

CANADA-3.20%

Canadian National Railway Co.                        274,720        13,108,087
------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                      197,853        13,530,412
------------------------------------------------------------------------------
Suncor Energy, Inc.                                  460,150        19,465,307
==============================================================================
                                                                    46,103,806
==============================================================================

CHINA-0.80%

China Mobile Ltd. (b)                              1,148,809        11,502,546
==============================================================================

DENMARK-1.28%

Novo Nordisk A.S. -Class B (b)                       359,336        18,401,931
==============================================================================

FINLAND-0.52%

Nokia Oyj (b)                                        398,962         7,436,941
==============================================================================

FRANCE-5.84%

Axa (b)                                              606,383        19,876,896
------------------------------------------------------------------------------
BNP Paribas (b)                                      299,594        28,797,900
------------------------------------------------------------------------------
Cap Gemini S.A. (b)                                  271,567        12,918,862
------------------------------------------------------------------------------
Total S.A. (b)                                       371,734        22,424,651
==============================================================================
                                                                    84,018,309
==============================================================================

GERMANY-6.96%

Bayer AG                                             439,676        32,059,534
------------------------------------------------------------------------------
Daimler AG (b)                                       130,447         6,592,083
------------------------------------------------------------------------------
Deutsche Boerse AG (b)                                79,687         7,264,051
------------------------------------------------------------------------------
Merck KGaA (b)                                       168,225        18,057,857
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport (b)                      64,724        17,675,897
------------------------------------------------------------------------------
Siemens AG (b)                                       196,093        18,402,226
==============================================================================
                                                                   100,051,648
==============================================================================

GREECE-0.62%

OPAP S.A. (b)                                        289,618         8,864,087
==============================================================================

HONG KONG-2.77%

Esprit Holdings Ltd. (b)                           1,910,200        11,736,284
------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (b)                         2,432,000        18,514,303
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HONG KONG-(CONTINUED)

Li & Fung Ltd. (b)                                  3,948,000  $     9,642,207
==============================================================================
                                                                    39,892,794
==============================================================================

INDIA-2.52%

Bharat Heavy Electricals Ltd. (b)                     305,489       10,550,477

Infosys Technologies Ltd. (b)                         850,789       25,696,809
==============================================================================
                                                                    36,247,286
==============================================================================

INDONESIA-0.45%

PT Astra International Tbk (b)                      3,661,500        6,506,052
==============================================================================

IRELAND-0.65%

CRH PLC (b)                                           430,165        9,360,570
==============================================================================

ISRAEL-2.42%

Teva Pharmaceutical Industries Ltd. -ADR              761,825       34,883,967
==============================================================================

ITALY-2.47%

Eni S.p.A. (b)                                        749,530       19,781,800
------------------------------------------------------------------------------
Finmeccanica S.p.A. (b)                               730,852       15,716,953
==============================================================================
                                                                    35,498,753
==============================================================================

JAPAN-7.41%

Fanuc Ltd. (b)                                        231,900       17,497,683
------------------------------------------------------------------------------
Keyence Corp. (b)                                      88,200       17,549,364
------------------------------------------------------------------------------
Komatsu Ltd. (b)                                      632,600       10,243,167
------------------------------------------------------------------------------
Nidec Corp. (b)                                       361,500       22,242,045
------------------------------------------------------------------------------
Nintendo Co., Ltd. (b)                                 26,300       10,951,899
------------------------------------------------------------------------------
Suzuki Motor Corp. (b)                                466,600        8,667,363
------------------------------------------------------------------------------
Toyota Motor Corp. (b)                                457,300       19,422,047
==============================================================================
                                                                   106,573,568
==============================================================================

MEXICO-4.38%

America Movil SAB de C.V. -Series L -ADR              588,589       27,286,986
------------------------------------------------------------------------------
Desarrolladora Homex S.A. de C.V. -ADR (c)            293,959       12,998,867
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                              846,239       18,507,247
------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (c)                                               1,830,600        4,273,352
==============================================================================
                                                                    63,066,452
==============================================================================

NETHERLANDS-2.18%

Heineken Holding N.V. (b)                             392,932       15,595,144
------------------------------------------------------------------------------
TNT N.V. (b)                                          566,137       15,832,176
==============================================================================
                                                                    31,427,320
==============================================================================

NORWAY-0.69%

Petroleum Geo-Services A.S.A. (b)(c)                  748,363        9,931,940
==============================================================================

SINGAPORE-2.78%

Keppel Corp. Ltd. (b)                               3,184,000       17,679,652
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SINGAPORE-(CONTINUED)

United Overseas Bank Ltd. (b)                       1,878,000  $    22,244,586
==============================================================================
                                                                    39,924,238
==============================================================================

SOUTH AFRICA-0.81%

Standard Bank Group Ltd. (b)                        1,014,495       11,647,622
==============================================================================

SPAIN-2.78%

Banco Santander S.A. (b)                              626,340        9,480,254
------------------------------------------------------------------------------
Telefonica S.A. (b)                                 1,278,917       30,569,744
==============================================================================
                                                                    40,049,998
==============================================================================

SWITZERLAND-9.03%

Compagnie Financiere Richemont S.A.
   -Class A (b)(d)                                    290,662       12,908,092
------------------------------------------------------------------------------
Nestle S.A. (b)                                       850,757       36,792,903
------------------------------------------------------------------------------
Roche Holding AG (b)                                  259,603       40,464,214
------------------------------------------------------------------------------
Sonova Holding AG (b)                                 206,256       13,324,899
------------------------------------------------------------------------------
Syngenta AG (b)                                       124,675       26,469,441
==============================================================================
                                                                   129,959,549
==============================================================================

TAIWAN-1.71%

Hon Hai Precision Industry Co., Ltd. (b)            2,956,312       10,517,900
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd. -ADR                                         1,500,182       14,056,705
==============================================================================
                                                                    24,574,605
==============================================================================

TURKEY-0.77%

Akbank T.A.S. (b)                                   2,158,970       11,039,933
==============================================================================

UNITED KINGDOM-15.90%

Aviva PLC (b)                                       1,151,368       10,013,956
------------------------------------------------------------------------------
Capita Group PLC (b)                                1,160,220       14,420,331
------------------------------------------------------------------------------
Compass Group PLC (b)                               2,957,496       18,414,270
------------------------------------------------------------------------------
Imperial Tobacco Group PLC (b)                      1,205,412       38,728,891
------------------------------------------------------------------------------
Informa PLC                                         1,839,069       10,291,031
------------------------------------------------------------------------------
International Power PLC (b)                         2,460,253       15,864,591
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC (b)                       488,778       23,665,756
------------------------------------------------------------------------------
Reed Elsevier PLC (b)                               1,747,149       17,319,382
------------------------------------------------------------------------------
Shire Ltd. (b)                                      1,219,079       19,190,304
------------------------------------------------------------------------------
Tesco PLC (b)                                       3,799,292       26,422,000
------------------------------------------------------------------------------
Vodafone Group PLC (b)                              7,124,409       15,739,230
------------------------------------------------------------------------------
WPP Group PLC (b)                                   2,301,303       18,676,136
==============================================================================
                                                                   228,745,878
==============================================================================

     Total Common Stocks & Other Equity
       Interests
       (Cost $1,315,321,996)                                     1,213,625,019
==============================================================================

PREFERRED STOCKS-2.81%

GERMANY-2.81%

Henkel A.G. & Co. KGaA -Pfd.(b)                       407,440       14,965,485
------------------------------------------------------------------------------
Porsche Automobil Holding S.E. -Pfd. (b)              237,735       25,428,771
==============================================================================
     Total Preferred Stocks
        (Cost $50,127,781)                                          40,394,256
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS-11.81%

Liquid Assets Portfolio -Institutional
  Class (e)                                        84,922,156  $    84,922,156
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)          84,922,156       84,922,156
==============================================================================
    Total Money Market Funds
      (Cost $169,844,312)                                          169,844,312
==============================================================================
TOTAL INVESTMENTS-98.98%
  (Cost $1,535,294,089)                                          1,423,863,587
==============================================================================
OTHER ASSETS LESS LIABILITIES-1.02%                                 14,667,660
==============================================================================
NET ASSETS-100.00%                                             $ 1,438,531,247
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $1,040,299,650, which represented 72.32% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. INTERNATIONAL GROWTH FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. INTERNATIONAL GROWTH FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS
INPUT LEVEL    IN SECURITIES
----------------------------
Level 1       $  383,563,938
----------------------------
Level 2        1,040,299,649
----------------------------
Level 3                   --
============================
              $1,423,863,587
____________________________
============================

AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $770,307,526 and $461,650,954, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $  56,402,746
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (171,768,928)
========================================================================================
Net unrealized (depreciation) appreciation of investment securities       $(115,366,182)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,539,229,769.

                         AIM V.I. LARGE CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VILCG-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. LARGE CAP GROWTH FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--96.56%

AEROSPACE & DEFENSE--10.19%

General Dynamics Corp.                                   15,351  $     1,130,141
--------------------------------------------------------------------------------
Honeywell International Inc.                             16,330          678,511
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                    39,484        4,330,210
--------------------------------------------------------------------------------
Raytheon Co.                                             32,484        1,738,219
--------------------------------------------------------------------------------
United Technologies Corp.                                12,770          766,966
================================================================================
                                                                       8,644,047
================================================================================

APPAREL RETAIL--1.57%

Ross Stores, Inc.                                        36,200        1,332,522
================================================================================

APPLICATION SOFTWARE--3.32%

Adobe Systems Inc. (b)                                   48,000        1,894,560
--------------------------------------------------------------------------------
Intuit Inc. (b)                                          29,200          923,012
================================================================================
                                                                       2,817,572
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.80%

Janus Capital Group Inc.                                 27,881          676,951
================================================================================

AUTOMOTIVE RETAIL--1.19%

AutoZone, Inc. (b)                                        8,200        1,011,388
================================================================================

BIOTECHNOLOGY--4.13%

Amgen Inc. (b)                                           35,400        2,098,158
--------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                                30,900        1,408,422
================================================================================
                                                                       3,506,580
================================================================================

COMMUNICATIONS EQUIPMENT--2.20%

Cisco Systems, Inc. (b)                                  58,475        1,319,196
--------------------------------------------------------------------------------
Research In Motion Ltd.
  (Canada)(b)                                             8,054          550,088
================================================================================
                                                                       1,869,284
================================================================================

COMPUTER HARDWARE--10.14%

Apple Inc. (b)                                           17,517        1,990,982
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     104,826        4,847,155
--------------------------------------------------------------------------------
International Business Machines Corp.                    15,069        1,762,470
================================================================================
                                                                       8,600,607
================================================================================

CONSTRUCTION & ENGINEERING--1.70%

Fluor Corp.                                              25,966        1,446,306
================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--0.75%

Joy Global Inc.                                          14,141          638,325
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--0.79%

MasterCard, Inc. -Class A                                 3,787          671,549
================================================================================

DISTILLERS & VINTNERS--1.78%

Diageo PLC (United Kingdom)(c)                           89,170        1,509,470
================================================================================


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--0.84%

Unibanco-Uniao de Bancos
  Brasileiros S.A. -GDR (Brazil)                          7,019  $       708,358
================================================================================

DIVERSIFIED METALS & MINING--1.42%

Freeport-McMoRan Copper & Gold, Inc.                     11,483          652,809
--------------------------------------------------------------------------------
Rio Tinto PLC -ADR (United
  Kingdom)                                                2,225          555,137
================================================================================
                                                                       1,207,946
================================================================================

EDUCATION SERVICES--1.05%

Apollo Group Inc. -Class A (b)                           15,000          889,500
================================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS--3.53%

CF Industries Holdings, Inc.                             10,600          969,476
--------------------------------------------------------------------------------
Mosaic Co. (The)                                          9,100          618,982
--------------------------------------------------------------------------------
Syngenta A.G. (Switzerland)(c)                            6,611        1,403,565
================================================================================
                                                                       2,992,023
================================================================================

FOOTWEAR--2.71%

NIKE, Inc. -Class B                                      34,321        2,296,075
================================================================================

HEALTH CARE EQUIPMENT--5.95%

Bard (C.R.), Inc.                                        12,769        1,211,395
--------------------------------------------------------------------------------
Baxter International Inc.                                45,346        2,976,058
--------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                               19,800          861,102
================================================================================
                                                                       5,048,555
================================================================================

HEALTH CARE SERVICES--0.96%

Express Scripts, Inc. (b)                                10,981          810,617
================================================================================

HEAVY ELECTRICAL EQUIPMENT--2.62%

ABB Ltd. (Switzerland)(b)(c)                            115,653        2,218,520
================================================================================

HOUSEHOLD PRODUCTS--1.31%

Procter & Gamble Co. (The)                               15,900        1,108,071
================================================================================

HYPERMARKETS & SUPER CENTERS--2.64%

Wal-Mart Stores, Inc.                                    37,400        2,239,886
================================================================================

INTEGRATED OIL & GAS--4.53%

Exxon Mobil Corp.                                        12,412          963,916
--------------------------------------------------------------------------------
Marathon Oil Corp.                                       19,713          785,957
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                               29,724        2,094,056
================================================================================
                                                                       3,843,929
================================================================================

INTERNET SOFTWARE & SERVICES--1.13%

Google Inc. -Class A (b)                                  2,393          958,444
================================================================================

IT CONSULTING & OTHER SERVICES--3.53%

Accenture Ltd. -Class A                                  78,789        2,993,982
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LARGE CAP GROWTH FUND


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--1.07%

Unum Group                                               36,300  $       911,130
================================================================================

LIFE SCIENCES TOOLS & SERVICES--1.28%

Invitrogen Corp. (b)                                     28,800        1,088,640
================================================================================

OIL & GAS DRILLING--2.10%

ENSCO International Inc.                                 30,880        1,779,614
================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.29%

National-Oilwell Varco Inc. (b)                          21,800        1,095,014
================================================================================

PHARMACEUTICALS--3.06%

Johnson & Johnson                                        37,465        2,595,575
================================================================================

PROPERTY & CASUALTY INSURANCE--1.59%

Chubb Corp. (The)                                        24,640        1,352,736
================================================================================

RESTAURANTS--1.43%

McDonald's Corp.                                         19,600        1,209,320
================================================================================

SEMICONDUCTORS--1.95%

Intel Corp.                                              36,850          690,201
--------------------------------------------------------------------------------
Xilinx, Inc.                                             41,200          966,140
================================================================================
                                                                       1,656,341
================================================================================

SOFT DRINKS--2.27%

PepsiCo, Inc.                                            26,975        1,922,508
================================================================================

SYSTEMS SOFTWARE--8.98%

BMC Software, Inc. (b)                                   42,864        1,227,196
--------------------------------------------------------------------------------
Microsoft Corp.                                         108,073        2,884,469
--------------------------------------------------------------------------------
Oracle Corp. (b)                                         99,997        2,030,939
--------------------------------------------------------------------------------
Symantec Corp. (b)                                       75,164        1,471,711
================================================================================
                                                                       7,614,315
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.76%

America Movil SAB de C.V.
  -Series L -ADR (Mexico)                                13,859          642,503
================================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $74,790,657)                                              81,908,203
================================================================================

MONEY MARKET FUNDS--6.53%

Liquid Assets Portfolio
  -Institutional Class(d)                             2,768,616        2,768,616
================================================================================
Premier Portfolio
  -Institutional Class(d)                             2,768,616        2,768,616
================================================================================
    Total Money Market Funds
      (Cost $5,537,232)                                                5,537,232
================================================================================
TOTAL INVESTMENTS--103.09%
  (Cost $80,327,889)                                                  87,445,435
================================================================================
OTHER ASSETS LESS LIABILITIES--(3.09)%                                (2,624,821)
================================================================================
NET ASSETS--100.00%                                              $    84,820,614
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $5,131,555, which represented 6.05% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LARGE CAP GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM V.I. LARGE CAP GROWTH FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund

AIM V.I. LARGE CAP GROWTH FUND
     could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                     $82,313,880
---------------------------------------
Level 2                       5,131,555
---------------------------------------
Level 3                              --
=======================================
                            $87,445,435
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $32,476,316 and $50,654,626, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $ 9,928,027
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (3,876,991)
================================================================================
Net unrealized appreciation of investment securities                 $ 6,051,036
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $81,394,399.

                              AIM V.I. LEISURE FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com          I-VILEI-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. LEISURE FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.13%

ADVERTISING--9.99%

Harte-Hanks, Inc.                                         8,181  $        84,837
--------------------------------------------------------------------------------
JC Decaux S.A. (France)(b)                               10,057          222,609
--------------------------------------------------------------------------------
Omnicom Group Inc.                                       44,507        1,716,190
--------------------------------------------------------------------------------
WPP Group PLC (United Kingdom)(b)                        65,434          531,027
================================================================================
                                                                       2,554,663
================================================================================

APPAREL RETAIL--2.79%

Abercrombie & Fitch Co.-Class A                          18,072          712,940
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--5.47%

Carter's, Inc. (c)(d)                                     8,393          165,594
--------------------------------------------------------------------------------
Coach, Inc. (c)(d)                                       15,551          389,397
--------------------------------------------------------------------------------
Compagnie Financiere Richemont S.A. -Class A
  (Switzerland)(b)(e)                                     8,345          370,596
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                   7,110          473,810
================================================================================
                                                                       1,399,397
================================================================================

BREWERS--6.73%

Anheuser-Busch Cos., Inc. (c)                             6,424          416,789
--------------------------------------------------------------------------------
Carlsberg A.S. -Class B
  (Denmark)(b)                                            2,260          172,756
--------------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR (Brazil)            8,186          372,463
--------------------------------------------------------------------------------
Heineken N.V. (Netherlands)(b)                           10,522          423,966
--------------------------------------------------------------------------------
InBev N.V. (Belgium)(b)                                   5,669          334,610
================================================================================
                                                                       1,720,584
================================================================================

BROADCASTING--15.60%

Belo Corp.-Class A                                       14,316           85,323
--------------------------------------------------------------------------------
Cablevision Systems Corp.-Class A                        35,008          880,801
--------------------------------------------------------------------------------
CBS Corp.-Class A                                         3,396           49,683
--------------------------------------------------------------------------------
CBS Corp.-Class B                                         3,397           49,528
--------------------------------------------------------------------------------
Comcast Corp.-Class A                                    51,811        1,017,050
--------------------------------------------------------------------------------
DISH Network Corp.-Class A (d)                            3,038           63,798
--------------------------------------------------------------------------------
Jetix Europe N.V.
  (Netherlands)(d)                                       20,629          462,872
--------------------------------------------------------------------------------
Liberty Global, Inc.-Class A (c)(d)                       4,582          138,835
--------------------------------------------------------------------------------
Liberty Global, Inc.-Series C (c)(d)                      8,650          242,979
--------------------------------------------------------------------------------
Liberty Media Corp.-Capital-Series A (d)                  4,979           66,619
--------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment-Series A
  -Tracking Stock (d)                                    19,916          497,303
--------------------------------------------------------------------------------
Scripps Networks Interactive, Inc. -Class A               7,250          263,247
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A (c)               22,438          113,088
--------------------------------------------------------------------------------
Television Broadcasts Ltd.-ADR
  (Hong Kong)(f)                                          6,976           58,759
================================================================================
                                                                       3,989,885
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
CASINOS & GAMING--1.76%

International Game Technology                            14,512  $       249,316
--------------------------------------------------------------------------------
MGM Mirage (c)(d)                                         7,013          199,871
================================================================================
                                                                         449,187
================================================================================

CATALOG RETAIL--1.27%

Liberty Media Corp.-Interactive-Series A
  -Tracking Stock (d)                                    25,091          323,925
================================================================================

COMMUNICATIONS EQUIPMENT--0.23%

EchoStar Corp.-Class A (d)                                2,497           60,178
================================================================================

COMPUTER & ELECTRONICS RETAIL--1.90%

Best Buy Co., Inc.                                        8,512          319,200
--------------------------------------------------------------------------------
hhgregg, Inc. (c)(d)                                     17,072          166,452
================================================================================
                                                                         485,652
================================================================================

CONSUMER ELECTRONICS--0.39%

Sony Corp.-ADR (Japan)                                    3,218           99,340
================================================================================

DEPARTMENT STORES--2.17%

Kohl's Corp. (d)                                         12,070          556,186
================================================================================

DISTILLERS & VINTNERS--4.24%

Diageo PLC (United Kingdom)(b)                           41,771          707,100
--------------------------------------------------------------------------------
Pernod Ricard S.A. (France)(b)                            4,288          376,941
================================================================================
                                                                       1,084,041
================================================================================

FOOTWEAR--1.91%

Crocs, Inc. (c)(d)                                       28,892          103,433
--------------------------------------------------------------------------------
NIKE, Inc.-Class B                                        5,770          386,013
================================================================================
                                                                         489,446
================================================================================

GENERAL MERCHANDISE STORES--1.42%

Target Corp.                                              7,403          363,117
================================================================================

HOME ENTERTAINMENT SOFTWARE--1.12%

Electronic Arts Inc. (d)                                  3,222          119,182
--------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)(b)                               400          166,569
================================================================================
                                                                         285,751
================================================================================

HOME IMPROVEMENT RETAIL--1.86%

Home Depot, Inc. (The)                                    9,038          233,994
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                        10,187          241,330
================================================================================
                                                                         475,324
================================================================================

HOTELS, RESORTS & CRUISE LINES--9.04%

Accor S.A. (France)(b)                                    6,473          347,572
--------------------------------------------------------------------------------
Carnival Corp. (g)                                       13,839          489,209
--------------------------------------------------------------------------------
InterContinental Hotels Group
  PLC (United Kingdom)(b)                                18,545          229,476
--------------------------------------------------------------------------------
Marriott International, Inc.-Class A                      8,153          212,712
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LEISURE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--(CONTINUED)

Regal Hotels International Holdings Ltd.
  (Hong Kong)(b)                                      4,138,000  $       117,343
--------------------------------------------------------------------------------
Rezidor Hotel Group A.B.
  (Sweden)(b)(h)                                          2,734            8,021
--------------------------------------------------------------------------------
Rezidor Hotel Group A.B.
  (Sweden)(b)                                            59,000          173,104
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                26,114          734,848
================================================================================
                                                                       2,312,285
================================================================================

HYPERMARKETS & SUPER CENTERS--1.09%

Wal-Mart Stores, Inc.                                     4,646          278,249
================================================================================

INTERNET SOFTWARE & SERVICES--1.62%

Google Inc.-Class A (d)                                   1,033          413,737
================================================================================

INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS--1.95%

iShares Russell 3000 Index Fund                           2,424          166,747
--------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                1,413          166,028
--------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1                1,420          165,004
================================================================================
                                                                         497,779
================================================================================

MOVIES & ENTERTAINMENT--12.19%

News Corp.-Class A                                       99,094        1,188,137
--------------------------------------------------------------------------------
Time Warner Inc.                                         47,917          628,192
--------------------------------------------------------------------------------
Viacom Inc.-Class A (d)                                   6,888          171,236
--------------------------------------------------------------------------------
Viacom Inc.-Class B (d)                                   4,647          115,431
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                    33,060        1,014,611
================================================================================
                                                                       3,117,607
================================================================================

PUBLISHING--1.52%
--------------------------------------------------------------------------------
Gannett Co., Inc.                                         4,221           71,377
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                             10,016          316,606
================================================================================
                                                                         387,983
================================================================================

RESTAURANTS--5.36%

Burger King Holdings Inc.                                13,725          337,086
--------------------------------------------------------------------------------
Jack in the Box Inc. (d)                                 10,372          218,849
--------------------------------------------------------------------------------
McDonald's Corp.                                          8,482          523,340
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                         8,899          290,196
================================================================================
                                                                       1,369,471
================================================================================

SOFT DRINKS--3.98%

Coca-Cola Femsa, S.A.B. de C.V.
  -ADR (Mexico)(c)                                        7,017          354,078
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             9,323          664,450
================================================================================
                                                                       1,018,528
================================================================================

SPECIALIZED REIT'S--0.58%

FelCor Lodging Trust Inc.                                20,882          149,515
================================================================================

SPECIALTY STORES--2.95%

PetSmart, Inc.                                           30,492          753,457
================================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $27,133,941)                                              25,348,227
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.99%

Liquid Assets Portfolio-Institutional Class(i)          126,801  $       126,801
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(i)               126,801          126,801
================================================================================
    Total Money Market Funds
      (Cost $253,602)                                                    253,602
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-100.12%
  (Cost $27,387,543)                                                  25,601,829
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--6.38%

Liquid Assets Portfolio-Institutional Class
  (Cost $1,632,195)(i)(j)                             1,632,195        1,632,195
================================================================================
TOTAL INVESTMENTS--106.50%
  (Cost $29,019,738)                                                  27,234,024
================================================================================
OTHER ASSETS LESS LIABILITIES--(6.50)%                                (1,662,437)
================================================================================
NET ASSETS--100.00%                                              $    25,571,587
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $4,181,690, which represented 16.35% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at September 30, 2008.

(d)  Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2008 represented 0.23% of the Fund's Net Assets. See Note 1A.

(g)  Each unit represents one common share and one trust share.

(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 0.03% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid at September 30, 2008.

(i) The money market fund and the Fund are affiliated by having the same investment advisor.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LEISURE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. LEISURE FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

AIM V.I. LEISURE FUND
     gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                     $22,993,575
---------------------------------------
Level 2                       4,240,449
---------------------------------------
Level 3                              --
=======================================
                            $27,234,024
=======================================

AIM V.I. LEISURE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $1,355,616 and $7,675,657 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $ 3,615,777
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (5,865,847)
======================================================================================
Net unrealized appreciation of investment securities                       $(2,250,070)
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $29,484,094.

                        AIM V.I. MID CAP CORE EQUITY FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIMCCE-QTR-1 09/08          Invesco Aim Advisors, Inc.

AIM V.I. MID CAP CORE EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--82.52%

ADVERTISING--1.03%

Omnicom Group Inc.                                   147,579   $     5,690,646
==============================================================================

AEROSPACE & DEFENSE--2.35%

Goodrich Corp.                                       130,461         5,427,178
------------------------------------------------------------------------------
Precision Castparts Corp.                             95,585         7,530,186
==============================================================================
                                                                    12,957,364
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.02%

Polo Ralph Lauren Corp. (b)                           84,537         5,633,546
==============================================================================

APPLICATION SOFTWARE--0.75%

Amdocs Ltd. (c)                                      151,183         4,139,390
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.14%

Legg Mason, Inc.                                     308,959        11,758,979
==============================================================================

COMMUNICATIONS EQUIPMENT--2.01%

Motorola, Inc.                                       931,630         6,651,838
------------------------------------------------------------------------------
Polycom, Inc. (c)                                    189,560         4,384,523
==============================================================================
                                                                    11,036,361
==============================================================================

COMPUTER STORAGE & PERIPHERALS--1.10%

QLogic Corp. (b)(c)                                  395,459         6,074,250
==============================================================================

CONSTRUCTION MATERIALS--0.39%

Eagle Materials Inc. (b)                              95,864         2,144,478
==============================================================================

CONSUMER ELECTRONICS--1.03%

Harman International Industries, Inc.                167,086         5,692,620
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.63%

Alliance Data Systems Corp. (b)(c)                   141,263         8,953,249
==============================================================================

DEPARTMENT STORES--0.60%

Kohl's Corp. (c)                                      71,099         3,276,242
==============================================================================

DISTRIBUTORS--1.37%

Genuine Parts Co.                                    187,651         7,545,447
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.38%

Rockwell Automation, Inc.                            203,500         7,598,690
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.18%

Agilent Technologies, Inc. (c)                        33,995         1,008,292
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--2.89%

Molex Inc. (b)                                       412,685   $     9,264,778
------------------------------------------------------------------------------
Tyco Electronics Ltd.                                240,920         6,663,847
==============================================================================
                                                                    15,928,625
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.51%

Republic Services, Inc.                              276,639         8,293,637
==============================================================================

FOOD RETAIL--1.37%

SUPERVALU, Inc.                                      347,806         7,547,390
==============================================================================

GAS UTILITIES--1.11%

UGI Corp.                                            237,242         6,116,099
==============================================================================

HEALTH CARE EQUIPMENT--3.65%

Hospira, Inc. (c)                                    190,543         7,278,742
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (c)                      66,905         3,822,283
------------------------------------------------------------------------------
Zimmer Holdings, Inc. (c)                            139,669         9,017,031
==============================================================================
                                                                    20,118,056
==============================================================================

HEALTH CARE SERVICES--1.30%

Quest Diagnostics Inc.                               138,850         7,174,379
==============================================================================

HEALTH CARE TECHNOLOGY--1.48%

IMS Health Inc.                                      429,580         8,123,358
==============================================================================

HOMEBUILDING-0.55%

Ryland Group, Inc. (The) (b)                         114,917         3,047,599
==============================================================================

HOUSEHOLD PRODUCTS--1.29%

Energizer Holdings, Inc. (b)(c)                       88,161         7,101,369
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.25%

Administaff, Inc.                                    253,182         6,891,614
==============================================================================

INDUSTRIAL CONGLOMERATES--1.39%

Teleflex Inc.                                        120,500         7,650,545
==============================================================================

INDUSTRIAL MACHINERY--4.83%

Atlas Copco A.B. -Class A (Sweden)(b)(d)             349,600         4,004,636
------------------------------------------------------------------------------
Dover Corp.                                          160,568         6,511,032
------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                     198,800         6,196,596
------------------------------------------------------------------------------
ITT Corp.                                             91,801         5,105,054
------------------------------------------------------------------------------
Parker Hannifin Corp.                                 90,555         4,799,415
==============================================================================
                                                                    26,616,733
==============================================================================

INSURANCE BROKERS--1.49%

Marsh & McLennan Cos., Inc.                          257,910         8,191,222
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--3.35%

PerkinElmer, Inc.                                    304,067         7,592,553
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. MID CAP CORE EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--(CONTINUED)

Pharmaceutical Product Development, Inc.             162,006   $     6,698,948
------------------------------------------------------------------------------
Techne Corp. (c)                                      57,272         4,130,457
==============================================================================
                                                                    18,421,958
==============================================================================

METAL & GLASS CONTAINERS--1.40%

Pactiv Corp. (c)                                     311,054         7,723,471
==============================================================================

MULTI-SECTOR HOLDINGS--0.14%

PICO Holdings, Inc. (b)(c)                            21,187           760,825
==============================================================================

OFFICE ELECTRONICS--1.12%

Xerox Corp.                                          536,212         6,182,524
==============================================================================

OFFICE SERVICES & SUPPLIES--1.03%

Pitney Bowes Inc.                                    170,875         5,683,302
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--2.21%

BJ Services Co.                                      635,422        12,155,623
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.68%

Chesapeake Energy Corp. (b)                          120,790         4,331,529
------------------------------------------------------------------------------
Newfield Exploration Co. (c)                         181,147         5,794,893
------------------------------------------------------------------------------
Penn West Energy Trust (Canada)(b)                   331,382         7,986,306
------------------------------------------------------------------------------
Pioneer Natural Resources Co.                         81,800         4,276,504
------------------------------------------------------------------------------
Whiting Petroleum Corp. (c)                           47,549         3,388,342
==============================================================================
                                                                    25,777,574
==============================================================================

PACKAGED FOODS & MEATS--2.74%

Cadbury PLC (United Kingdom)                       1,226,486        12,330,773
------------------------------------------------------------------------------
Del Monte Foods Co.                                  351,441         2,741,240
==============================================================================
                                                                    15,072,013
==============================================================================

PAPER PRODUCTS--0.61%

MeadWestvaco Corp. (b)                               144,099         3,358,948
==============================================================================

PERSONAL PRODUCTS--1.27%

Avon Products, Inc.                                  167,799         6,975,404
==============================================================================

PHARMACEUTICALS--1.50%

Barr Pharmaceuticals Inc. (c)                        126,422         8,255,357
==============================================================================

PRECIOUS METALS & MINERALS--0.80%

Coeur d'Alene Mines Corp. (b)(c)                   2,861,026         4,377,370
==============================================================================

PROPERTY & CASUALTY INSURANCE--3.58%

Axis Capital Holdings Ltd.                           271,667         8,614,561
------------------------------------------------------------------------------
Progressive Corp. (The)                              639,053        11,119,522
==============================================================================
                                                                    19,734,083
==============================================================================

PUBLISHING--1.02%

Washington Post Co. (The) -Class B                    10,090         5,617,708
==============================================================================

REGIONAL BANKS--1.99%

BB&T Corp. (b)                                       146,191         5,526,020
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
REGIONAL BANKS--(CONTINUED)

PNC Financial Services Group, Inc.                    72,673   $     5,428,673
==============================================================================
                                                                    10,954,693
==============================================================================

SEMICONDUCTORS--2.41%

Linear Technology Corp. (b)                          206,481         6,330,708
------------------------------------------------------------------------------
Microchip Technology Inc. (b)                        125,017         3,679,250
------------------------------------------------------------------------------
Xilinx, Inc.                                         138,313         3,243,440
==============================================================================
                                                                    13,253,398
==============================================================================

SPECIALIZED CONSUMER SERVICES--0.08%

Hillenbrand, Inc.                                     20,674           416,788
==============================================================================

SPECIALIZED FINANCE--2.11%

Moody's Corp. (b)                                    342,353        11,640,002
==============================================================================

SPECIALTY CHEMICALS--4.75%

International Flavors & Fragrances Inc.              317,507        12,528,826
------------------------------------------------------------------------------
Sigma-Aldrich Corp. (b)                              259,864        13,622,071
==============================================================================
                                                                    26,150,897
==============================================================================

SYSTEMS SOFTWARE--1.40%

McAfee Inc. (c)                                      142,688         4,845,685
------------------------------------------------------------------------------
Symantec Corp. (c)                                   146,302         2,864,593
==============================================================================
                                                                     7,710,278
==============================================================================

THRIFTS & MORTGAGE FINANCE--3.24%

People's United Financial Inc.                       925,624        17,818,262
==============================================================================
  Total Common Stocks & Other Equity
  Interests
  (Cost $474,302,728)                                              454,350,658
==============================================================================

PREFERRED STOCK--2.46%

HOUSEHOLD PRODUCTS--2.46%

Henkel AG & Co. KGaA -Pfd. (Germany)
  (Cost $15,523,454)(b)(d)                           368,135        13,521,792
==============================================================================

MONEY MARKET FUNDS--17.46%

Liquid Assets Portfolio -Institutional
  Class(e)                                        48,053,369        48,053,369
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)         48,053,369        48,053,369
==============================================================================
  Total Money Market Funds
  (Cost $96,106,738)                                                96,106,738
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-102.44%
  (Cost $585,932,920)                                              563,979,188
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. MID CAP CORE EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--11.21%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $61,743,046)(e)(f)                        61,743,046   $   61,743,046
==============================================================================
TOTAL INVESTMENTS--113.65%
  (Cost $647,675,966)                                             625,722,234
==============================================================================
OTHER ASSETS LESS LIABILITIES--(13.65)%                           (75,140,318)
==============================================================================
NET ASSETS--100.00%                                            $  550,581,916
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $17,526,428, which represented 3.18% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. MID CAP CORE EQUITY FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. MID CAP CORE EQUITY FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
============================================================
Level 1              $608,195,806              $     --
------------------------------------------------------------
Level 2                17,526,428               (73,315)
------------------------------------------------------------
Level 3                        --                    --
============================================================
                     $625,722,234              $(73,315)
============================================================

* Other investments include open foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM V.I. MID CAP CORE EQUITY FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                         OPEN FOREIGN CURRENCY CONTRACTS

                     CONTRACT TO
SETTLEMENT   ---------------------------                  UNREALIZED
   DATE         DELIVER        RECEIVE        VALUE      APPRECIATION
----------------------------------------------------------------------
12/10/2008   EUR5,075,000   USD7,205,047   $7,167,243      $37,804
======================================================================

                     CONTRACT TO                          UNREALIZED
SETTLEMENT   ---------------------------                 APPRECIATION
   DATE         DELIVER        RECEIVE        VALUE     (DEPRECIATION)
----------------------------------------------------------------------
12/10/2008   GBP3,720,000   USD6,520,379   $6,631,498     $(111,119)
======================================================================
   TOTAL OPEN FOREIGN CURRENCY CONTRACTS                  $ (73,315)
======================================================================

                        CLOSED FOREIGN CURRENCY CONTRACTS

                     CONTRACT TO
  CLOSED     ---------------------------                   REALIZED
   DATE         DELIVER        RECEIVE        VALUE          GAIN
----------------------------------------------------------------------
09/23/2008    GBP170,000     USD314,262     $297,974       $(16,288)
======================================================================
   TOTAL FOREIGN CURRENCY CONTRACTS                        $(89,603)
======================================================================

CURRENCY ABBREVIATIONS:
EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $214,561,531 and $210,225,385 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    33,049,344
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (55,446,963)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (22,397,619)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $648,119,853

                           AIM V.I. MONEY MARKET FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIMKT-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. MONEY MARKET FUND


SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)


                                                                                  PRINCIPAL
                                                             INTEREST  MATURITY    AMOUNT
                                                               RATE      DATE       (000)       VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--41.07%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--1.88%

  Amstel Funding Corp. (b)(c)                                   3.00%  12/09/08      $1,000  $   994,250
========================================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--3.77%

  Old Line Funding, LLC (c)                                     2.77%  10/08/08       2,000    1,998,923
========================================================================================================

ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK--1.88%

  Govco LLC (Multi CEP's-Government sponsored entities) (c)     2.73%  11/10/08       1,000      996,967
========================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--11.69%

  Enterprise Funding Co., LLC (c)                               2.70%  10/10/08       1,200    1,199,190
--------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC (c)                               2.73%  12/08/08       1,000      994,843
--------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC (c)                          2.80%  10/30/08       2,000    1,995,489
--------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp. (b)(c)                               2.57%  10/06/08       2,000    1,999,286
========================================================================================================
                                                                                               6,188,808
========================================================================================================

ASSET-BACKED SECURITIES - SECURITIES--5.65%

  Aspen Funding Corp. (c)                                       2.82%  10/22/08       1,000      998,355
--------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (b)(c)                              2.89%  11/19/08       2,000    1,992,133
========================================================================================================
                                                                                               2,990,488
========================================================================================================

DIVERSIFIED BANKS--9.98%

  Bank of America Corp.                                         2.70%  11/10/08         700      697,900
--------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                         2.72%  11/20/08       1,000      996,229
--------------------------------------------------------------------------------------------------------
  CALYON North America Inc. (b)                                 3.95%  11/03/08       2,100    2,092,396
--------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc. (b)                      2.82%  12/29/08         651      646,462
--------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc. (b)                               2.80%  11/12/08         855      852,207
========================================================================================================
                                                                                               5,285,194
========================================================================================================

REGIONAL BANKS--6.22%

  Abbey National North America LLC (b)                          2.70%  11/12/08       1,300    1,295,905
--------------------------------------------------------------------------------------------------------
  Banque et Caisse dEpargne de lEtat (b)                        2.55%  10/28/08       2,000    1,996,175
========================================================================================================
                                                                                               3,292,080
========================================================================================================
    Total Commercial Paper (Cost $21,746,710)                                                 21,746,710
========================================================================================================

CERTIFICATES OF DEPOSIT--9.44%

  Bank of Nova Scotia                                           2.69%  11/28/08       1,000    1,000,000
--------------------------------------------------------------------------------------------------------
  Deutsche Bank A.G.                                            2.70%  11/04/08       2,000    2,000,000
--------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom) (b)             2.82%  12/31/08       1,000    1,000,025
--------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                              2.64%  10/14/08       1,000    1,000,000
========================================================================================================
    Total Certificates of Deposit (Cost $5,000,025)                                            5,000,025
========================================================================================================

MEDIUM-TERM NOTE--3.78%

DIVERSIFIED BANKS--3.78%

  Rabobank Nederland -Series 1537A, Sr. Unsec. Unsub.
    Floating Rate MTN (b)(c)(d)
    (Cost $2,000,045)                                           2.81%  01/15/09       2,000    2,000,045
========================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MONEY MARKET FUND


                                                                                  PRINCIPAL
                                                             INTEREST  MATURITY    AMOUNT
                                                               RATE      DATE       (000)       VALUE
--------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTE--1.84%(d)(e)(f)

LETTER OF CREDIT ENHANCED--1.84%

  Albany (City of), New York Industrial Development Agency
    (Albany Medical Center Hospital); Series 2006 B,
    Taxable IDR (LOC-RBS Citizens, N.A.)
    (Cost $975,000)                                             8.25%  05/01/35      $  975  $   975,000
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)--56.13% (Cost $29,721,780)                                                      29,721,780
========================================================================================================


                                                                                 REPURCHASE
                                                                                   AMOUNT
                                                                                    (000)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--44.07%(g)

  Banc of America Securities LLC, Joint agreement dated
    09/30/08 aggregate maturing value $1,000,062,500
    (collateralized by U.S. Government sponsored agency
    obligations valued at $1,020,000,001; 5.00-6.00%,
    07/01/35-05/01/38),                                         2.25%  10/01/08      13,001   13,000,000
--------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated 09/30/08
    aggregate maturing value $1,250,078,125 (collateralized
    by U.S. Government sponsored agency obligations valued
    at $1,275,000,000; 5.00%-6.50%, 09/01/34-09/01/38),         2.25%  10/01/08         340      339,929
--------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated 09/30/08
    aggregate maturing value $1,408,141,714 (collateralized
    by U.S. Government sponsored agency obligations valued
    at $1,436,224,909; 3.85%-5.65%, 04/17/13-01/11/23),         2.00%  10/01/08      10,001   10,000,000
========================================================================================================
    Total Repurchase Agreements (Cost $23,339,929)                                            23,339,929
========================================================================================================
TOTAL INVESTMENTS--100.20% (Cost $53,061,709)(h)(i)                                           53,061,709
========================================================================================================
OTHER ASSETS LESS LIABILITIES--(0.20)%                                                          (106,474)
========================================================================================================
NET ASSETS--100.00%                                                                          $52,955,235
________________________________________________________________________________________________________
========================================================================================================


Investment Abbreviations:

CEP    -- Credit Enhancement Provider
IDR    -- Industrial Development Revenue Bonds
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
Sr.    -- Senior
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 8.9%; Netherlands: 9.4%; United Kingdom: 5.7%; other countries less than 5% each: 4.1%.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $15,169,481, which represented 28.65% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at September 30, 2008.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)  Principal amount equals value at period end. See Note 1D.

(h)  Also represents cost for federal income tax purposes.

(i) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MONEY MARKET FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM V.I. MONEY MARKET FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                     $        --
---------------------------------------
Level 2                      53,061,709
---------------------------------------
Level 3                              --
=======================================
                            $53,061,709
=======================================

                         AIM V.I. SMALL CAP EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VISCE-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM V.I. SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--95.66%

AEROSPACE & DEFENSE--2.53%

AAR Corp. (b)(c)                                      89,728   $     1,488,587
------------------------------------------------------------------------------
Aeroviroment Inc. (c)                                 39,297         1,255,539
------------------------------------------------------------------------------
Curtiss-Wright Corp.                                  57,846         2,629,101
==============================================================================
                                                                     5,373,227
==============================================================================

AIRLINES--1.55%

Allegiant Travel Co. (c)                              93,200         3,291,824
==============================================================================

APPAREL RETAIL-0.91%

Citi Trends Inc. (c)                                 119,276         1,943,006
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.49%

Fossil, Inc. (c)                                      58,654         1,655,802
------------------------------------------------------------------------------
Volcom, Inc. (b)(c)                                   87,077         1,504,691
==============================================================================
                                                                     3,160,493
==============================================================================

APPLICATION SOFTWARE--1.82%

Blackbaud, Inc.                                       99,509         1,835,941
------------------------------------------------------------------------------
Parametric Technology Corp. (c)                      110,400         2,031,360
==============================================================================
                                                                     3,867,301
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.94%

Affiliated Managers Group, Inc. (b)(c)                21,889         1,813,504
------------------------------------------------------------------------------
GAMCO Investors, Inc. Class A                         38,751         2,297,934
==============================================================================
                                                                     4,111,438
==============================================================================

BIOTECHNOLOGY--0.42%

InterMune, Inc. (b)(c)                                52,207           893,262
==============================================================================

COMMUNICATIONS EQUIPMENT--2.01%

Arris Group Inc. (c)                                 258,738         2,000,045
------------------------------------------------------------------------------
Comtech Telecommunications Corp. (c)                  46,118         2,270,850
==============================================================================
                                                                     4,270,895
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS--0.82%

Titan International, Inc. (b)                         81,900         1,746,108
==============================================================================

CONSTRUCTION MATERIALS--0.69%

Texas Industries, Inc. (b)                            35,900         1,466,874
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.61%

CyberSource Corp. (c)                                134,944         2,173,948
------------------------------------------------------------------------------
Euronet Worldwide, Inc. (c)                           73,816         1,234,941
------------------------------------------------------------------------------
Wright Express Corp. (c)                              72,323         2,137,868
==============================================================================
                                                                     5,546,757
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.74%

FMC Corp.                                             30,462   $     1,565,442
==============================================================================

DIVERSIFIED METALS & MINING--0.69%

Compass Minerals International, Inc.                  28,047         1,469,382
==============================================================================

DIVERSIFIED SUPPORT SERVICES--0.17%

EnerNOC, Inc. (b)(c)                                  34,893           360,794
==============================================================================

EDUCATION SERVICES--0.76%

Capella Education Co. (c)                             37,565         1,610,036
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.63%

Belden Inc.                                           64,314         2,044,542
------------------------------------------------------------------------------
General Cable Corp. (c)                               39,584         1,410,378
==============================================================================
                                                                     3,454,920
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.39%

OSI Systems, Inc. (c)                                 69,629         1,636,978
------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. (c)                    42,638         1,305,149
==============================================================================
                                                                     2,942,127
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--0.79%

Methode Electronics, Inc.                            188,275         1,683,179
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--3.37%

ABM Industries Inc.                                  109,086         2,382,438
------------------------------------------------------------------------------
Team, Inc. (b)(c)                                     69,697         2,517,456
------------------------------------------------------------------------------
Waste Connections, Inc. (c)                           65,840         2,258,312
==============================================================================
                                                                     7,158,206
==============================================================================

FOOD RETAIL--1.12%

Ruddick Corp.                                         73,434         2,382,933
==============================================================================

GAS UTILITIES--0.65%

Energen Corp.                                         30,476         1,379,953
==============================================================================

GENERAL MERCHANDISE STORES--0.93%

Pantry, Inc. (The) (c)                                93,344         1,977,959
==============================================================================

HEALTH CARE DISTRIBUTORS--1.55%

Owens & Minor, Inc.                                   68,029         3,299,406
==============================================================================

HEALTH CARE EQUIPMENT--2.60%

Cardiac Science Corp. (c)                             26,842           278,083
------------------------------------------------------------------------------
Invacare Corp.                                       128,340         3,098,128
------------------------------------------------------------------------------
Quidel Corp. (c)                                     130,406         2,139,962
==============================================================================
                                                                     5,516,173
==============================================================================

HEALTH CARE FACILITIES--1.35%

Skilled Healthcare Group Inc. -Class A(c)            180,162         2,862,774
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. SMALL CAP EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE SERVICES--3.01%

Cross Country Healthcare, Inc. (c)                   140,533   $     2,289,283
------------------------------------------------------------------------------
Gentiva Health Services, Inc. (c)                    152,125         4,098,247
==============================================================================
                                                                     6,387,530
==============================================================================

HEALTH CARE SUPPLIES--1.13%

Haemonetics Corp. (c)                                 38,904         2,401,155
==============================================================================

HEALTH CARE TECHNOLOGY--0.86%

Omnicell, Inc. (c)                                   138,085         1,815,818
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.48%

THQ Inc. (c)                                          84,526         1,017,693
==============================================================================

HOTELS, RESORTS & CRUISE LINES--0.46%

Red Lion Hotels Corp. (c)                            122,439           981,961
==============================================================================

HOUSEHOLD APPLIANCES--1.06%

Snap-on Inc.                                          42,651         2,246,002
==============================================================================

HOUSEWARES & SPECIALTIES--0.88%

Tupperware Brands Corp.                               67,910         1,876,353
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--0.97%

Kforce Inc. (c)                                      201,260         2,054,865
==============================================================================

INDUSTRIAL MACHINERY--3.96%

Chart Industries, Inc. (c)                            57,647         1,646,398
------------------------------------------------------------------------------
Kadant Inc. (c)                                      117,201         2,668,667
------------------------------------------------------------------------------
RBC Bearings Inc. (c)                                 61,207         2,062,064
------------------------------------------------------------------------------
Valmont Industries, Inc.                              24,583         2,032,768
==============================================================================
                                                                     8,409,897
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--2.51%

Alaska Communications Systems Group
  Inc. (b)                                           195,511         2,391,100
------------------------------------------------------------------------------
Cincinnati Bell Inc. (c)                             573,897         1,773,342
------------------------------------------------------------------------------
NTELOS Holdings Corp. (b)                             43,134         1,159,873
==============================================================================
                                                                     5,324,315
==============================================================================

INTERNET SOFTWARE & SERVICES--3.34%

Ariba Inc. (c)                                       261,149         3,690,035
------------------------------------------------------------------------------
DealerTrack Holdings Inc. (b)(c)                      52,803           889,203
------------------------------------------------------------------------------
Open Text Corp. (Canada)(b)(c)                        72,737         2,515,245
==============================================================================
                                                                     7,094,483
==============================================================================

INVESTMENT BANKING & BROKERAGE--1.49%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $20,000)(c)(d)(e)                       200             2,512
KBW Inc. (b)(c)                                       96,299         3,172,089
==============================================================================
                                                                     3,174,601
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--1.14%

CACI International Inc. --Class A (c)                 48,185   $     2,414,068
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-2.50%

Bio-Rad Laboratories, Inc. --Class A (c)              21,894         2,170,133
------------------------------------------------------------------------------
Dionex Corp. (c)                                      24,955         1,585,890
------------------------------------------------------------------------------
eResearch Technology, Inc. (c)                       130,113         1,549,646
==============================================================================
                                                                     5,305,669
==============================================================================

METAL & GLASS CONTAINERS--0.86%

AptarGroup, Inc. (b)                                  46,651         1,824,521
==============================================================================

MOVIES & ENTERTAINMENT--1.08%

World Wrestling Entertainment, Inc.
  --Class A (b)                                      148,805         2,300,525
==============================================================================

MULTI-UTILITIES--0.57%

Avista Corp.                                          55,724         1,209,768
==============================================================================

OFFICE REIT'S--1.09%

Alexandria Real Estate Equities, Inc. (b)             20,505         2,306,813
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--3.96%

Complete Production Services, Inc. (c)                83,454         1,679,929
------------------------------------------------------------------------------
Lufkin Industries, Inc.                               28,500         2,261,475
------------------------------------------------------------------------------
NATCO Group Inc. --Class A (c)                        55,169         2,216,691
------------------------------------------------------------------------------
Oceaneering International, Inc. (c)                   42,088         2,244,132
==============================================================================
                                                                     8,402,227
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.64%

Comstock Resources, Inc. (c)                          41,834         2,093,792
------------------------------------------------------------------------------
Parallel Petroleum Corp. (c)                         154,025         1,450,916
------------------------------------------------------------------------------
Penn Virginia Corp. (b)                               52,753         2,819,120
------------------------------------------------------------------------------
Venoco Inc. (b)(c)                                   105,000         1,365,000
==============================================================================
                                                                     7,728,828
==============================================================================

PACKAGED FOODS & MEATS--2.62%

Flowers Foods, Inc.                                   87,288         2,562,776
------------------------------------------------------------------------------
TreeHouse Foods, Inc. (c)                            100,862         2,995,601
==============================================================================
                                                                     5,558,377
==============================================================================

PERSONAL PRODUCTS--1.28%

Alberto-Culver Co.                                   100,033         2,724,899
==============================================================================

PHARMACEUTICALS--2.37%

ViroPharma Inc. (c)                                  175,501         2,302,573
------------------------------------------------------------------------------
VIVUS, Inc. (c)                                      345,100         2,740,094
==============================================================================
                                                                     5,042,667
==============================================================================

PROPERTY & CASUALTY INSURANCE--1.98%

Assured Guaranty Ltd. (b)                            112,337         1,826,600
------------------------------------------------------------------------------
FPIC Insurance Group, Inc. (c)                        46,159         2,372,111
==============================================================================
                                                                     4,198,711
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. SMALL CAP EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
REGIONAL BANKS--4.89%

BancFirst Corp.                                       28,967   $     1,399,975
------------------------------------------------------------------------------
Commerce Bancshares, Inc.                             38,577         1,789,973
------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                         60,649         2,086,325
------------------------------------------------------------------------------
First Financial Bankshares, Inc. (b)                  37,217         1,930,818
------------------------------------------------------------------------------
MB Financial, Inc.                                    31,700         1,048,319
------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. (c)                    54,500         1,131,420
------------------------------------------------------------------------------
Whitney Holding Corp.                                 40,700           986,975
==============================================================================
                                                                    10,373,805
==============================================================================

RESTAURANTS--1.32%

DineEquity, Inc.                                      51,118           861,850
------------------------------------------------------------------------------
Papa John's International, Inc. (c)                   71,369         1,938,382
==============================================================================
                                                                     2,800,232
==============================================================================

SEMICONDUCTOR EQUIPMENT--1.66%

ATMI, Inc. (c)                                        88,406         1,589,540
------------------------------------------------------------------------------
MKS Instruments, Inc. (c)                             97,495         1,941,125
==============================================================================
                                                                     3,530,665
==============================================================================

SEMICONDUCTORS--1.78%

Power Integrations, Inc. (c)                          69,145         1,666,394
------------------------------------------------------------------------------
Semtech Corp. (c)                                    151,387         2,113,363
==============================================================================
                                                                     3,779,757
==============================================================================

SPECIALIZED REIT'S--2.00%

LaSalle Hotel Properties (b)                          59,270         1,382,177
------------------------------------------------------------------------------
Senior Housing Properties Trust                       55,900         1,332,097
------------------------------------------------------------------------------
Universal Health Realty Income Trust                  39,677         1,543,435
==============================================================================
                                                                     4,257,709
==============================================================================

SPECIALTY CHEMICALS--1.61%

A. Schulman, Inc.                                    104,482         2,066,654
------------------------------------------------------------------------------
Zep, Inc.                                             76,490         1,349,284
==============================================================================
                                                                     3,415,938
==============================================================================

STEEL-0.87%

Northwest Pipe Co. (c)                                42,400         1,849,488
==============================================================================

TECHNOLOGY DISTRIBUTORS--0.86%

Agilysys, Inc. (b)                                    68,694           693,122
------------------------------------------------------------------------------
PC Mall, Inc. (c)                                    167,372         1,143,151
==============================================================================
                                                                     1,836,273
==============================================================================

TRUCKING--2.43%

Landstar System, Inc.                                 46,638         2,054,870
------------------------------------------------------------------------------
Marten Transport, Ltd. (c)                           158,659         3,095,437
==============================================================================
                                                                     5,150,307
==============================================================================

WATER UTILITIES--0.47%

Cascal N.V.  (United Kingdom)                         94,303           990,182
==============================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $203,885,238)                                  203,120,571
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS-4.64%

Liquid Assets Portfolio --Institutional
  Class(f)                                         4,927,220   $     4,927,220
------------------------------------------------------------------------------
Premier Portfolio --Institutional Class(f)         4,927,221         4,927,221
==============================================================================
  Total Money Market Funds
        (Cost $9,854,441)                                            9,854,441
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)--100.30%
   (Cost $213,739,679)                                             212,975,012
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-10.96%

Liquid Assets Portfolio --Institutional
  Class (Cost $23,268,670)(f)(g)                  23,268,670        23,268,670
==============================================================================
TOTAL INVESTMENTS--111.26%
  (Cost $237,008,349)                                              236,243,682
==============================================================================
OTHER ASSETS LESS LIABILITIES--(11.26)%                            (23,910,931)
==============================================================================
NET ASSETS-100.00%                                             $   212,332,751
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2008.

(c)  Non-income producing security.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented less than 0.01% of the Fund's Net Assets. This security is considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM V.I. SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. SMALL CAP EQUITY FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM V.I. SMALL CAP EQUITY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $236,241,170
---------------------------------------
Level 2                        --
---------------------------------------
Level 3                     2,512
=======================================
                     $236,243,682
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $137,043,422 and $75,418,113, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $ 21,581,448
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (22,568,097)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (986,649)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $237,230,331.

                            AIM V.I. TECHNOLOGY FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-VITEC-QTR-1 09/08         Invesco Aim Advisors, Inc.

AIM V.I. TECHNOLOGY FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                     SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.49%

ADVERTISING--0.97%

Focus Media Holding Ltd. -ADR
  (China)(b)(c)                                          34,394  $       980,573
================================================================================

APPLICATION SOFTWARE--10.87%

Adobe Systems Inc. (b)(c)                               106,911        4,219,777
--------------------------------------------------------------------------------
Amdocs Ltd. (c)                                          91,261        2,498,726
--------------------------------------------------------------------------------
ANSYS, Inc. (c)                                          31,509        1,193,246
--------------------------------------------------------------------------------
Autodesk, Inc. (b)(c)                                    65,320        2,191,486
--------------------------------------------------------------------------------
Nuance Communications, Inc. (b)(c)                       75,396          919,077
================================================================================
                                                                      11,022,312
================================================================================

COMMUNICATIONS EQUIPMENT--18.72%

Brocade Communications Systems, Inc. (c)                 93,241          542,663
--------------------------------------------------------------------------------
Cisco Systems, Inc. (c)                                 190,361        4,294,544
--------------------------------------------------------------------------------
CommScope, Inc. (b)(c)                                   53,550        1,854,972
--------------------------------------------------------------------------------
Corning Inc.                                            149,957        2,345,328
--------------------------------------------------------------------------------
Harris Corp.                                             36,201        1,672,486
--------------------------------------------------------------------------------
NICE Systems Ltd. -ADR (Israel)(c)                       82,862        2,257,161
--------------------------------------------------------------------------------
Nokia Oyj -ADR (Finland)(b)                              83,896        1,564,660
--------------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(b)(c)                      2,727            6,108
--------------------------------------------------------------------------------
Polycom, Inc. (b)(c)                                     42,966          993,804
--------------------------------------------------------------------------------
Qualcomm Inc.                                            59,096        2,539,355
--------------------------------------------------------------------------------
Research In Motion Ltd.
  (Canada)(b)(c)                                         13,184          900,467
================================================================================
                                                                      18,971,548
================================================================================

COMPUTER HARDWARE--8.45%

Apple Inc. (c)                                           24,618        2,798,082
--------------------------------------------------------------------------------
Dell Inc. (b)(c)                                         68,746        1,132,934
--------------------------------------------------------------------------------
Hewlett-Packard Co. (b)                                  83,180        3,846,243
--------------------------------------------------------------------------------
Teradata Corp. (c)                                       40,605          791,798
================================================================================
                                                                       8,569,057
================================================================================

COMPUTER STORAGE & PERIPHERALS--3.54%

EMC Corp. (b)(c)                                        171,911        2,056,056
--------------------------------------------------------------------------------
NetApp, Inc. (a)(b)(c)                                   60,985        1,111,756
--------------------------------------------------------------------------------
Seagate Technology (b)                                   34,867          422,588
================================================================================
                                                                       3,590,400
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.90%

Alliance Data Systems Corp. (b)(c)                       20,017        1,268,678
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. (c)                              40,000          661,600
================================================================================
                                                                       1,930,278
================================================================================

ELECTRONIC COMPONENTS--2.71%

Amphenol Corp. -Class A                                  41,833        1,679,177
--------------------------------------------------------------------------------


                                                     SHARES          VALUE
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS--(CONTINUED)

Dolby Laboratories Inc. -Class A (c)                     30,375  $     1,068,896
================================================================================
                                                                       2,748,073
================================================================================

HOME ENTERTAINMENT SOFTWARE--3.88%

Activision Blizzard, Inc. (c)                           206,076        3,179,753
--------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)(d)                             1,800          749,559
================================================================================
                                                                       3,929,312
================================================================================

INTERNET RETAIL--0.64%

Amazon.com, Inc. (b)(c)                                   8,887          646,618
================================================================================

INTERNET SOFTWARE & SERVICES--10.29%

Akamai Technologies, Inc. (b)(c)                         45,589          795,072
--------------------------------------------------------------------------------
Ariba Inc. (b)(c)                                        96,614        1,365,156
--------------------------------------------------------------------------------
DivX, Inc.(c)                                            55,779          360,890
--------------------------------------------------------------------------------
eBay Inc. (c)                                           100,473        2,248,586
--------------------------------------------------------------------------------
Equinix, Inc. (b)(c)                                     17,889        1,242,570
--------------------------------------------------------------------------------
Google Inc. -Class A (c)                                  7,200        2,883,744
--------------------------------------------------------------------------------
Omniture, Inc. (b)(c)                                    38,049          698,579
--------------------------------------------------------------------------------
Yahoo! Inc. (c)                                          48,213          834,085
================================================================================
                                                                      10,428,682
================================================================================

IT CONSULTING & OTHER SERVICES--2.43%

Cognizant Technology Solutions
  Corp. -Class A (c)                                    107,729        2,459,453
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.38%

BlueStream Ventures L.P.
  (Acquired 08/03/00-06/13/08;
  Cost $3,149,655)(c)(e)(f)                                  --        1,394,388
================================================================================

SEMICONDUCTOR EQUIPMENT--2.83%

Applied Materials, Inc.  (b)                             84,720        1,281,814
--------------------------------------------------------------------------------
ASML Holding N.V. -New York
  Shares (Netherlands)                                   38,200          672,702
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (c)                      32,269          911,922
================================================================================
                                                                       2,866,438
================================================================================

SEMICONDUCTORS--13.05%

Broadcom Corp. -Class A (c)                             102,982        1,918,555
--------------------------------------------------------------------------------
Intel Corp. (b)                                         156,926        2,939,224
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (c)                       133,033        1,237,207
--------------------------------------------------------------------------------
National Semiconductor Corp.                            111,534        1,919,500
--------------------------------------------------------------------------------
ON Semiconductor Corp. (b)(c)                           231,967        1,568,097
--------------------------------------------------------------------------------
Supertex, Inc. (b)(c)                                    19,491          548,867
--------------------------------------------------------------------------------
Texas Instruments Inc. (b)                               58,827        1,264,780
--------------------------------------------------------------------------------
Xilinx, Inc. (b)                                         78,200        1,833,790
================================================================================
                                                                      13,230,020
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. TECHNOLOGY FUND


                                                     SHARES          VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE--11.75%

Check Point Software Technologies Ltd.
  (Israel)(b)(c)                                        105,772  $     2,405,255
--------------------------------------------------------------------------------
McAfee Inc. (c)                                          76,731        2,605,785
--------------------------------------------------------------------------------
Microsoft Corp.                                         148,828        3,972,219
--------------------------------------------------------------------------------
Oracle Corp. (c)                                         87,887        1,784,985
--------------------------------------------------------------------------------
Red Hat, Inc. (b)(c)                                     75,511        1,137,951
================================================================================
                                                                      11,906,195
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.08%

American Tower Corp. -Class A (b)(c)                     58,710        2,111,799
================================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $109,802,344)                                             96,785,146
================================================================================


                                                   PRINCIPAL
                                                     AMOUNT
--------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.17%

  1.81%(g)(h)
  (Cost $174,066)      01/15/09                 $           175          174,485
================================================================================


                                                     SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.62%

Liquid Assets Portfolio
  -Institutional Class(i)                             1,327,242        1,327,242
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(i)                             1,327,242        1,327,242
================================================================================
    Total Money Market Funds
      (Cost $2,654,484)                                                2,654,484
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-98.28%
  (Cost $112,630,894)                                                 99,614,115
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--23.09%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $23,399,716)(i)(j)                           23,399,716       23,399,716
================================================================================
TOTAL INVESTMENTS--121.37%
  (Cost $136,030,610)                                                123,013,831
================================================================================
OTHER ASSETS LESS LIABILITIES--(21.37)%                              (21,656,420)
================================================================================
NET ASSETS--100.00%                                              $   101,357,411
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2008 represented 0.74% of the Fund's Net Assets. See Note 1A.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 1.38% of the Fund's Net Assets. This security is considered to be illiquid as of September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 1.38% of the Fund's Net Assets. See Note 1A. The Fund has a remaining commitment of $33,750 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2008 represented 0.17% of the Fund's Net Assets. See Note 1A.

(h) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i) The money market fund and the Fund are affiliated by having the same investment advisor.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. TECHNOLOGY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM V.I. TECHNOLOGY FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

          Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM V.I. TECHNOLOGY FUND


F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM V.I. TECHNOLOGY FUND

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $120,695,398
---------------------------------------
Level 2                         924,045
---------------------------------------
Level 3                       1,394,388
=======================================
                           $123,013,831
=======================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $75,412,494 and $83,571,955, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $  6,105,276
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (17,997,305)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities    $(11,892,029)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $134,905,860.

                             AIM V.I. UTILITIES FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-VIUTI-QTR-1 09/08         Invesco Aim Advisors, Inc.

AIM V.I. UTILITIES FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.72%

ELECTRIC UTILITIES--35.75%

Duke Energy Corp.                                       160,000  $     2,788,800
--------------------------------------------------------------------------------
E.ON AG (Germany)(b)                                     64,000        3,240,824
--------------------------------------------------------------------------------
Edison International                                     94,000        3,750,600
--------------------------------------------------------------------------------
Enel S.p.A. (Italy)(b)                                  189,000        1,575,357
--------------------------------------------------------------------------------
Entergy Corp.                                            47,000        4,183,470
--------------------------------------------------------------------------------
Exelon Corp.                                             79,000        4,946,980
--------------------------------------------------------------------------------
FirstEnergy Corp.                                        53,000        3,550,470
--------------------------------------------------------------------------------
FPL Group, Inc.                                          87,000        4,376,100
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                    121,000        2,772,110
--------------------------------------------------------------------------------
Portland General Electric Co.                            87,000        2,058,420
--------------------------------------------------------------------------------
PPL Corp.                                                84,000        3,109,680
--------------------------------------------------------------------------------
Southern Co.                                             48,000        1,809,120
================================================================================
                                                                      38,161,931
================================================================================

GAS UTILITIES--11.00%

AGL Resources Inc.                                       87,000        2,730,060
--------------------------------------------------------------------------------
Equitable Resources, Inc.                                84,000        3,081,120
--------------------------------------------------------------------------------
ONEOK, Inc.                                              76,000        2,614,400
--------------------------------------------------------------------------------
Questar Corp.                                            81,000        3,314,520
================================================================================
                                                                      11,740,100
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--2.53%

NRG Energy, Inc. (c)                                    109,000        2,697,750
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--13.71%

Alaska Communications Systems Group Inc.                372,000        4,549,560
--------------------------------------------------------------------------------
AT&T Inc.                                               220,000        6,142,400
--------------------------------------------------------------------------------
Verizon Communications Inc.                             123,000        3,947,070
================================================================================
                                                                      14,639,030
================================================================================

MULTI-UTILITIES--27.97%

Ameren Corp.                                             84,000        3,278,520
--------------------------------------------------------------------------------
CMS Energy Corp.                                        238,000        2,967,860
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                 70,000        2,994,600
--------------------------------------------------------------------------------
National Grid PLC (United Kingdom)                      208,000        2,640,321
--------------------------------------------------------------------------------
PG&E Corp.                                               90,000        3,370,500
--------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                     68,000        2,229,720
--------------------------------------------------------------------------------
SCANA Corp.                                              24,000          934,320
--------------------------------------------------------------------------------
Sempra Energy                                            88,000        4,441,360
--------------------------------------------------------------------------------
Veolia Environnement (France)(b)                         42,000        1,731,824
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                   50,000        2,245,000
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                       151,000        3,018,490
--------------------------------------------------------------------------------
                                                                      29,852,515
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--6.76%

El Paso Corp.                                           275,000        3,509,000
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)

Williams Cos., Inc. (The)                               157,000  $     3,713,050
--------------------------------------------------------------------------------
                                                                       7,222,050
================================================================================
    Total Common Stocks
      (Cost $90,702,581)                                             104,313,376
================================================================================

MONEY MARKET FUNDS--2.24%

Liquid Assets Portfolio
  -Institutional Class(d)                             1,194,870        1,194,870
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(d)                             1,194,870        1,194,870
================================================================================
    Total Money Market Funds
      (Cost $2,389,740)                                                2,389,740
================================================================================
TOTAL INVESTMENTS--99.96%
  (Cost $93,092,321)                                                 106,703,116
================================================================================
OTHER ASSETS LESS LIABILITIES--0.04%                                      43,159
================================================================================
NET ASSETS--100.00%                                               $  106,746,275
________________________________________________________________________________
================================================================================


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $6,548,005, which represented 6.13% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. UTILITIES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM V.I. UTILITIES FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          A large percentage of the Fund's assets may be invested in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

AIM V.I. UTILITIES FUND
     foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $100,155,111
---------------------------------------
Level 2                       6,548,005
---------------------------------------
Level 3                              --
=======================================
                           $106,703,116
=======================================

AIM V.I. UTILITIES FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $18,662,242 and $32,347,183, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $19,145,463
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,693,493)
==============================================================================
Net unrealized appreciation of investment securities               $13,451,970
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $93,251,146.

Item 2. Controls and Procedures.

     (a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Variable Insurance Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 26, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 26, 2008


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: November 26, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.